UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00121

Name of Registrant: Vanguard Wellington Fund

Address of Registrant:
P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Item 1: Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments (unaudited)

As of February 28, 2019

	Shares	Market Value ($000)
Common Stocks (65.9%)
Communication Services (6.2%)
Verizon Communications Inc.	43,301,333	2,464,712
* Alphabet Inc. Class A	1,683,804	1,896,889
Comcast Corp. Class A	41,931,509	1,621,492
AT&T Inc.	11,727,740	364,967
		6,348,060
Consumer Discretionary (3.2%)
Home Depot Inc.	3,806,508	704,737
Lowe’s Cos. Inc.	6,525,852	685,802
Hilton Worldwide Holdings Inc.	8,139,702	676,409
TJX Cos. Inc.	11,746,398	602,473
* Alibaba Group Holding Ltd. ADR	1,723,510	315,454
eBay Inc.	6,418,557	238,449
Volkswagen AG Preference Shares	307,910	52,797
		3,276,121
Consumer Staples (4.2%)
PepsiCo Inc.	8,109,347	937,765
Unilever NV	12,913,712	699,383
Sysco Corp.	9,216,464	622,572
Diageo plc	13,801,810	534,471
Nestle SA	5,250,939	474,968
Walmart Inc.	4,601,987	455,551
Coca-Cola Co.	9,286,930	421,069
Philip Morris International Inc.	1,997,509	173,664
		4,319,443
Energy (6.0%)
Chevron Corp.	15,554,825	1,860,046
Exxon Mobil Corp.	12,353,786	976,320
Suncor Energy Inc.	19,778,516	681,753
ConocoPhillips	9,271,231	629,053
TOTAL SA	10,616,204	604,268
Halliburton Co.	17,266,034	529,895
BP plc	67,275,721	476,944
Hess Corp.	6,829,183	395,068
		6,153,347
Financials (14.4%)
JPMorgan Chase & Co.	22,156,213	2,312,222
Bank of America Corp.	78,220,050	2,274,639
Chubb Ltd.	10,726,007	1,436,212
Prudential Financial Inc.	13,739,218	1,316,904
PNC Financial Services Group Inc.	7,128,892	898,383
Intercontinental Exchange Inc.	10,495,936	809,762
Northern Trust Corp.	7,168,682	668,121
BlackRock Inc.	1,454,615	644,715
American International Group Inc.	13,982,387	604,039
Mitsubishi UFJ Financial Group Inc.	97,368,100	505,281
Citigroup Inc.	7,887,098	504,617
Marsh & McLennan Cos. Inc.	5,301,889	493,182

Bank of Nova Scotia	8,214,900	456,420
Hartford Financial Services Group Inc.	8,802,091	434,471
Progressive Corp.	4,389,012	319,959
BNP Paribas SA	5,716,971	292,660
ING Groep NV	17,452,680	230,694
UBS Group AG	17,643,916	223,548
Tokio Marine Holdings Inc.	3,947,940	192,974
Charles Schwab Corp.	2,889,616	132,951
* Brighthouse Financial Inc.	915,571	35,451
		14,787,205
Health Care (9.7%)
AstraZeneca plc ADR	29,906,580	1,243,516
* Pfizer Inc.	27,050,541	1,172,641
Bristol-Myers Squibb Co.	22,253,629	1,149,622
Merck & Co. Inc.	13,822,857	1,123,660
Medtronic plc	11,990,355	1,085,127
UnitedHealth Group Inc.	3,800,444	920,543
Novartis AG	9,573,480	872,470
Eli Lilly & Co.	5,319,036	671,741
CVS Health Corp.	10,967,795	634,268
Abbott Laboratories	7,869,751	610,850
Koninklijke Philips NV	10,183,005	405,209
		9,889,647
Industrials (7.0%)
United Technologies Corp.	7,253,565	911,555
United Parcel Service Inc. Class B	7,480,752	824,379
Union Pacific Corp.	4,911,517	823,661
Deere & Co.	4,994,639	819,321
Lockheed Martin Corp.	2,474,040	765,493
Schneider Electric SE	8,541,171	663,705
General Dynamics Corp.	2,656,163	452,132
Johnson Controls International plc	12,687,605	447,492
Vinci SA	4,344,197	414,618
Assa Abloy AB Class B	15,073,716	311,548
Eaton Corp. plc	2,823,452	225,227
BAE Systems plc	34,971,987	215,629
Canadian National Railway Co. (New York Shares)	1,492,862	128,207
Raytheon Co.	629,470	117,396
Canadian National Railway Co. (Toronto Shares)	618,300	53,055
		7,173,418
Information Technology (8.0%)
Microsoft Corp.	26,088,707	2,922,718
Intel Corp.	24,150,150	1,278,992
Cisco Systems Inc.	19,696,367	1,019,681
Apple Inc.	4,786,826	828,839
HP Inc.	30,275,830	597,342
Accenture plc Class A	3,070,845	495,573
International Business Machines Corp.	2,913,293	402,413
Samsung Electronics Co. Ltd. GDR	326,550	325,521
Texas Instruments Inc.	1,360,726	143,938
QUALCOMM Inc.	2,374,219	126,760
		8,141,777
Materials (2.3%)
DowDuPont Inc.	13,489,386	718,040
International Paper Co.	14,543,707	666,393
PPG Industries Inc.	4,102,418	459,348

	LyondellBasell Industries NV Class A			3,809,030	325,748
	Linde plc			855,359	148,920
					2,318,449
Real Estate (1.8%)
	American Tower Corp.			5,565,105	980,293
	Simon Property Group Inc.			4,667,830	845,624
					1,825,917
Utilities (3.1%)
	NextEra Energy Inc.			5,730,700	1,075,767
	Dominion Energy Inc.			12,987,165	962,219
	Exelon Corp.			15,627,347	759,333
*	Iberdrola SA			40,990,988	342,953
					3,140,272
Total Common Stocks (Cost $45,671,589)					67,373,656

		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (6.5%)
U.S. Government Securities (5.2%)
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	167,785	168,033
	United States Treasury Note/Bond	1.375%	2/29/20	62,000	61,283
1	United States Treasury Note/Bond	2.250%	2/29/20	595,000	593,233
	United States Treasury Note/Bond	2.250%	3/31/20	210,000	209,311
	United States Treasury Note/Bond	1.625%	6/30/20	67,210	66,381
	United States Treasury Note/Bond	2.875%	10/31/20	63,120	63,446
	United States Treasury Note/Bond	2.500%	1/31/21	20,090	20,078
	United States Treasury Note/Bond	1.250%	3/31/21	52,000	50,684
	United States Treasury Note/Bond	2.875%	11/15/21	1,000,000	1,009,380
	United States Treasury Note/Bond	2.125%	12/31/22	136,500	134,559
	United States Treasury Note/Bond	2.500%	3/31/23	337,000	336,791
	United States Treasury Note/Bond	2.625%	6/30/23	274,000	275,156
	United States Treasury Note/Bond	2.750%	7/31/23	104,000	104,976
	United States Treasury Note/Bond	2.625%	12/31/23	325,000	326,424
	United States Treasury Note/Bond	2.000%	2/15/25	364,360	352,460
	United States Treasury Note/Bond	2.000%	8/15/25	61,860	59,608
	United States Treasury Note/Bond	1.625%	5/15/26	78,110	72,948
	United States Treasury Note/Bond	2.000%	11/15/26	43,000	41,045
	United States Treasury Note/Bond	2.250%	11/15/27	383,050	369,881
	United States Treasury Note/Bond	3.125%	11/15/28	170,230	176,002
	United States Treasury Note/Bond	2.875%	5/15/43	275,732	266,340
	United States Treasury Note/Bond	2.500%	2/15/46	28,745	25,637
	United States Treasury Note/Bond	2.250%	8/15/46	117,264	99,015
	United States Treasury Note/Bond	2.875%	11/15/46	60,140	57,828
	United States Treasury Note/Bond	2.750%	8/15/47	146,845	137,415
	United States Treasury Note/Bond	3.000%	8/15/48	52,600	51,712
1	United States Treasury Strip Principal	0.000%	5/15/47	127,000	52,575
	United States Treasury Strip Principal	0.000%	8/15/47	247,840	101,557
					5,283,758
Conventional Mortgage-Backed Securities (1.1%)
2,3	Fannie Mae Pool	2.500%	9/1/27–12/1/28	4,424	4,356
2,3	Fannie Mae Pool	3.500%	11/1/45–11/1/48	627,638	628,183
2,3,4	Fannie Mae Pool	4.000%	8/1/48–3/1/49	307,277	313,430
2,3	Freddie Mac Gold Pool	3.000%	5/1/22–9/1/22	13	13
2,3	Freddie Mac Gold Pool	4.000%	10/1/48–12/1/48	218,163	222,603

2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	2,036	2,310
					1,170,895
Nonconventional Mortgage-Backed Securities (0.2%)
§,2,3	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	106,390	107,902
2,3	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	18,005	18,600
2,3	Freddie Mac REMICS	3.500%	3/15/31	5,642	5,772
2,3	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	98,917	103,285
					235,559
Total U.S. Government and Agency Obligations (Cost $6,657,204)					6,690,212
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
2,5	American Express Credit Account Master Trust	2.950%	3/15/23	60,315	60,179
2,5	American Tower Trust I	3.070%	3/15/23	43,000	42,605
2	AmeriCredit Automobile Receivables Trust 2016-3	2.240%	4/8/22	12,970	12,835
2,5,6	Ares XXIX CLO Ltd., 3M USD LIBOR + 1.190%	3.963%	4/17/26	26,866	26,881
2,5,6	Atlas Senior Loan Fund X Ltd., 3M USD LIBOR + 1.090%	3.877%	1/15/31	7,940	7,827
2,5,6	Avery Point IV CLO Ltd., 3M USD LIBOR + 1.100%	3.871%	4/25/26	31,858	31,855
2,5,6	Babson CLO Ltd. 2014-I, 3M USD LIBOR + 1.150%	3.911%	7/20/25	3,847	3,849
5	Bank of Montreal	2.500%	1/11/22	60,000	59,339
2	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	10,290	10,352
2,5	Canadian Pacer Auto Receivables Trust 2018-2	2.547%	10/21/19	4,935	4,936
2,5	Canadian Pacer Auto Receiveable Trust A Series 2018	3.000%	6/21/21	8,998	9,028
2,5	Canadian Pacer Auto Receiveable Trust A Series 2018	3.270%	12/19/22	5,060	5,134
2,5,6	CARDS II Trust, 1M USD LIBOR + 0.370%	2.859%	4/18/22	17,780	17,780
2	CarMax Auto Owner Trust 2018-4	3.110%	2/15/22	36,000	36,087
2	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	20,960	21,232
2,5,6	Cent CLO, 3M USD LIBOR + 1.150%	3.640%	10/25/28	16,895	16,843
2,5	Chesapeake Funding II LLC	3.390%	1/15/31	32,620	32,747
2,5	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	41,030	41,058
2,5	Chesapeake Funding II LLC 2018-2A	1.990%	5/15/29	6,081	6,023
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	18,113
5	DNB Boligkreditt AS	2.500%	3/28/22	47,550	46,893
2,5	Enterprise Fleet Financing LLC	3.100%	10/20/23	3,495	3,475
2,5	Enterprise Fleet Financing LLC Series 2017-1	2.130%	7/20/22	3,521	3,507
2,5	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	28,489	28,412
2,5	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	19,350	19,452
2,5	Exeter Automobile Receivables Trust 2018-3	2.900%	1/18/22	7,881	7,880
2,5	First Investors Auto Owner Trust	2.000%	3/15/22	3,127	3,118
2,5	Golden Credit Card Trust	1.980%	4/15/22	19,520	19,290
2,5	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	18,515	18,390
2,5	Hyundai Auto Lease Securitization Trust 2018-A	2.550%	8/17/20	14,884	14,868
2,5,6	Madison Park Funding XII Ltd., 3M USD LIBOR + 1.260%	4.021%	7/20/26	29,358	29,373

2,5,6	Madison Park Funding XIII Ltd., 3M USD LIBOR + 0.950%	3.711%	4/19/30	33,570	33,292
§,2,5	MAPS Ltd.	4.458%	3/15/44	7,150	7,150
2,5,6	Master Credit Card Trust II Series 2018-1A, 1M USD LIBOR + 0.490%	2.972%	7/21/24	36,370	36,214
2,5,6	Mercedes-Benz Master Owner Trust 2016-B, 1M USD LIBOR + 0.700%	3.189%	5/17/21	13,265	13,277
2,5	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	5,743	5,732
2	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	15,975	16,073
2,5	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	37,000	37,165
2,5	OneMain Direct Auto Receivables Trust 2017-2	2.310%	12/14/21	22,783	22,697
2,5	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	1,230	1,232
2,5	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	23,742	23,451
2,5	OneMain Financial Issuance Trust 2019-1	3.480%	2/14/31	35,250	35,383
2,5	Prestige Auto Receivables Trust	2.528%	10/15/19	765	765
2	Santander Drive Auto Receivables Trust 2016-3	1.890%	6/15/21	3,916	3,910
2	Santander Drive Auto Receivables Trust 2018-5	2.970%	7/15/21	34,760	34,771
2	Santander Drive Auto Receivables Trust 2018-5	3.190%	3/15/22	6,540	6,564
2,5	Securitized Term Auto Receivables Trust 2018-2	3.060%	2/25/21	17,985	18,000
2,5	Securitized Term Auto Receivables Trust 2018-2	3.325%	8/25/22	18,580	18,695
2,5,6	Seneca Park CLO Ltd. 2014-1, 3M USD LIBOR + 1.120%	3.893%	7/17/26	21,809	21,812
2,5,6	SFAVE Commercial Mortgage Securities Trust 2015-5AVE	4.144%	1/5/43	27,300	26,827
2,5	SoFi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	13,242	13,219
2,5	SoFi Consumer Loan Program 2018-4 Trust	3.540%	11/26/27	28,009	28,099
2,5	SoFi Consumer Loan Program 2019-1 Trust	3.240%	2/25/28	32,010	32,027
2,5	Springleaf Funding Trust	3.160%	11/15/24	8,722	8,719
2,5	Springleaf Funding Trust 2015-B	3.480%	5/15/28	23,420	23,460
2,5,6	Symphony CLO XIV Ltd., 3M USD LIBOR + 1.280%	4.077%	7/14/26	43,474	43,495
2,5,6	Thacher Park CLO Ltd., 3M USD LIBOR + 1.160%	3.921%	10/20/26	19,638	19,650
5	Toronto-Dominion Bank	2.500%	1/18/22	76,400	75,553
2,5	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	43,395	43,434
2	Utility Debt Securitization Authority Series 2013T	3.435%	12/15/25	8,625	8,638
2,5	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	17,568	17,659
2	Verizon Owner Trust 2018-A	3.230%	4/20/23	21,145	21,308
2,5,6	Voya CLO 2014-1 Ltd., 3M USD LIBOR + 0.990%	3.770%	4/18/31	20,685	20,418
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,380,749)					1,378,050
Corporate Bonds (20.7%)
Finance (8.3%)
	Banking (6.8%)
5	ABN AMRO Bank NV	2.450%	6/4/20	19,999	19,868
	American Express Credit Corp.	2.250%	8/15/19	30,200	30,137
	American Express Credit Corp.	2.700%	3/3/22	54,990	54,654
	Banco Santander SA	3.125%	2/23/23	28,400	27,460
	Banco Santander SA	3.848%	4/12/23	16,400	16,241
	Bank of America Corp.	3.300%	1/11/23	7,905	7,937

2	Bank of America Corp.	2.816%	7/21/23	60,525	59,545
	Bank of America Corp.	3.004%	12/20/23	49,160	48,534
	Bank of America Corp.	4.125%	1/22/24	16,100	16,653
	Bank of America Corp.	4.000%	1/22/25	32,900	33,021
	Bank of America Corp.	3.500%	4/19/26	10,000	9,901
2	Bank of America Corp.	3.593%	7/21/28	37,950	37,073
	Bank of America Corp.	3.419%	12/20/28	8,681	8,373
2	Bank of America Corp.	4.271%	7/23/29	74,365	76,169
2	Bank of America Corp.	3.974%	2/7/30	120,185	120,489
	Bank of America Corp.	5.875%	2/7/42	9,965	12,114
	Bank of America Corp.	5.000%	1/21/44	39,433	42,893
2	Bank of America Corp.	3.946%	1/23/49	5,380	5,071
	Bank of Montreal	3.100%	4/13/21	46,200	46,309
	Bank of New York Mellon Corp.	2.150%	2/24/20	61,325	60,957
	Bank of New York Mellon Corp.	2.200%	8/16/23	16,670	15,999
	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	27,506
	Bank of Nova Scotia	2.800%	7/21/21	25,650	25,524
	Barclays Bank plc	5.140%	10/14/20	11,905	12,149
6	Barclays plc, 3M USD LIBOR + 1.380%	4.063%	5/16/24	36,385	35,422
	BB&T Corp.	5.250%	11/1/19	8,000	8,119
	BB&T Corp.	3.200%	9/3/21	25,900	26,075
	BB&T Corp.	2.750%	4/1/22	61,300	60,666
	BB&T Corp.	3.700%	6/5/25	49,000	49,921
5	BNP Paribas SA	2.950%	5/23/22	4,105	4,008
	BNP Paribas SA	3.250%	3/3/23	7,620	7,604
5	BNP Paribas SA	3.800%	1/10/24	44,775	44,390
5	BNP Paribas SA	3.375%	1/9/25	60,670	58,362
5	BNP Paribas SA	3.500%	11/16/27	82,000	77,114
5	BNP Paribas SA	4.400%	8/14/28	59,355	59,633
	BPCE SA	2.500%	7/15/19	53,100	52,982
5	BPCE SA	5.700%	10/22/23	6,225	6,514
	BPCE SA	4.000%	4/15/24	30,615	31,259
5	BPCE SA	5.150%	7/21/24	43,790	44,892
5	BPCE SA	3.500%	10/23/27	64,230	59,810
	Branch Banking & Trust Co.	2.625%	1/15/22	45,425	44,883
6	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	3.508%	6/16/22	57,780	57,911
	Capital One Financial Corp.	2.500%	5/12/20	21,500	21,356
	Capital One Financial Corp.	4.750%	7/15/21	18,835	19,509
	Capital One Financial Corp.	3.750%	4/24/24	55,460	55,547
	Capital One Financial Corp.	3.200%	2/5/25	24,185	23,191
	Citibank NA	3.050%	5/1/20	67,400	67,500
	Citigroup Inc.	2.550%	4/8/19	55,000	54,993
	Citigroup Inc.	2.500%	7/29/19	37,530	37,482
	Citigroup Inc.	2.400%	2/18/20	65,200	64,873
	Citigroup Inc.	4.500%	1/14/22	33,920	35,138
	Citigroup Inc.	4.125%	7/25/28	14,550	14,301
2	Citigroup Inc.	3.520%	10/27/28	72,550	70,288
	Citigroup Inc.	6.625%	6/15/32	45,000	53,439
2	Citigroup Inc.	3.878%	1/24/39	37,030	35,251
	Citigroup Inc.	8.125%	7/15/39	4,638	6,717
	Citigroup Inc.	4.750%	5/18/46	15,055	14,817
	Citigroup Inc.	4.650%	7/23/48	35,465	37,005
	Commonwealth Bank of Australia	2.300%	3/12/20	20,290	20,159
	Compass Bank	2.750%	9/29/19	15,105	15,075
5	Credit Agricole SA	2.500%	4/15/19	57,830	57,789
5	Credit Agricole SA	3.750%	4/24/23	31,675	31,571

5	Credit Agricole SA	3.250%	10/4/24	24,375	23,402
5,6	Credit Agricole SA, 3M USD LIBOR + 1.020%	3.799%	4/24/23	16,500	16,313
	Credit Suisse AG	2.300%	5/28/19	109,260	109,162
	Credit Suisse AG	3.000%	10/29/21	18,325	18,283
	Credit Suisse AG	3.625%	9/9/24	4,885	4,874
5	Credit Suisse Group AG	3.574%	1/9/23	20,675	20,432
2,5	Credit Suisse Group AG	4.207%	6/12/24	12,375	12,428
2,5	Credit Suisse Group AG	3.869%	1/12/29	10,980	10,549
5,6	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	4.016%	6/12/24	25,015	24,728
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	55,260	55,560
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	67,850	66,387
5	Danske Bank A/S	5.000%	1/12/22	21,605	22,045
5	Danske Bank A/S	3.875%	9/12/23	46,290	44,960
5	Danske Bank A/S	5.375%	1/12/24	28,240	29,075
	Deutsche Bank AG	2.700%	7/13/20	24,500	24,001
	Deutsche Bank AG	3.150%	1/22/21	51,485	50,472
	Deutsche Bank AG	4.250%	10/14/21	45,220	44,815
	Fifth Third Bank	2.875%	10/1/21	10,345	10,269
	Goldman Sachs Group Inc.	5.375%	3/15/20	30,790	31,506
	Goldman Sachs Group Inc.	2.600%	4/23/20	25,750	25,676
	Goldman Sachs Group Inc.	6.000%	6/15/20	11,090	11,506
	Goldman Sachs Group Inc.	5.250%	7/27/21	56,720	59,335
	Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	43,423
	Goldman Sachs Group Inc.	3.000%	4/26/22	30,275	30,028
2	Goldman Sachs Group Inc.	2.876%	10/31/22	64,880	63,931
	Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	35,586
	Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	17,261
2	Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	44,873
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	17,633
2	Goldman Sachs Group Inc.	3.691%	6/5/28	15,055	14,557
2	Goldman Sachs Group Inc.	3.814%	4/23/29	45,870	44,541
2	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	67,878
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	52,316
	Goldman Sachs Group Inc.	6.250%	2/1/41	35,320	42,240
	Goldman Sachs Group Inc.	4.800%	7/8/44	30,675	30,962
	Goldman Sachs Group Inc.	4.750%	10/21/45	12,715	12,876
5	HSBC Bank plc	4.125%	8/12/20	15,000	15,192
5	HSBC Bank plc	4.750%	1/19/21	62,040	63,790
	HSBC Holdings plc	3.400%	3/8/21	33,270	33,427
	HSBC Holdings plc	4.000%	3/30/22	72,455	74,085
	HSBC Holdings plc	3.600%	5/25/23	60,200	60,231
6	HSBC Holdings plc	3.683%	5/18/24	26,340	26,092
	HSBC Holdings plc	3.900%	5/25/26	12,085	11,973
2	HSBC Holdings plc	4.041%	3/13/28	21,805	21,394
2	HSBC Holdings plc	4.583%	6/19/29	40,480	41,383
	HSBC Holdings plc	6.500%	5/2/36	25,000	29,556
	HSBC Holdings plc	6.100%	1/14/42	40,665	49,595
	HSBC Holdings plc	5.250%	3/14/44	13,210	13,902
	HSBC USA Inc.	2.350%	3/5/20	105,645	105,079
	HSBC USA Inc.	3.500%	6/23/24	28,025	27,963
	Huntington National Bank	2.200%	4/1/19	22,280	22,270
	Huntington National Bank	2.400%	4/1/20	44,990	44,702
	ING Groep NV	3.150%	3/29/22	12,955	12,856
	ING Groep NV	3.950%	3/29/27	44,565	43,307
	JPMorgan Chase & Co.	6.300%	4/23/19	10,340	10,388

	JPMorgan Chase & Co.	4.950%	3/25/20	55,000	56,180
	JPMorgan Chase & Co.	4.350%	8/15/21	41,386	42,649
	JPMorgan Chase & Co.	4.500%	1/24/22	44,780	46,542
	JPMorgan Chase & Co.	3.250%	9/23/22	18,645	18,766
	JPMorgan Chase & Co.	3.375%	5/1/23	27,610	27,471
	JPMorgan Chase & Co.	3.875%	2/1/24	39,000	39,998
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	14,161
	JPMorgan Chase & Co.	4.125%	12/15/26	29,835	30,203
	JPMorgan Chase & Co.	4.250%	10/1/27	13,420	13,594
2	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	67,722
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	111,906
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	20,573
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	18,442
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	15,877
2	JPMorgan Chase & Co.	3.964%	11/15/48	159,600	150,286
5	Macquarie Bank Ltd.	2.400%	1/21/20	12,610	12,521
2,5	Macquarie Group Ltd.	4.150%	3/27/24	49,500	49,686
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	17,870	17,754
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	24,197
	Morgan Stanley	5.625%	9/23/19	24,355	24,731
	Morgan Stanley	5.750%	1/25/21	79,825	83,643
	Morgan Stanley	2.500%	4/21/21	21,815	21,545
	Morgan Stanley	2.625%	11/17/21	30,000	29,583
	Morgan Stanley	2.750%	5/19/22	63,420	62,566
	Morgan Stanley	3.875%	4/29/24	97,010	98,453
	Morgan Stanley	3.700%	10/23/24	29,050	29,217
	Morgan Stanley	4.000%	7/23/25	29,455	29,893
	Morgan Stanley	3.125%	7/27/26	11,435	10,914
	Morgan Stanley	6.250%	8/9/26	20,000	22,745
	Morgan Stanley	3.625%	1/20/27	64,000	62,948
2	Morgan Stanley	3.772%	1/24/29	56,905	56,072
	Morgan Stanley	4.300%	1/27/45	18,360	18,063
	National City Corp.	6.875%	5/15/19	13,950	14,061
5	NBK SPC Ltd.	2.750%	5/30/22	56,530	55,333
	PNC Bank NA	3.300%	10/30/24	18,195	18,148
	PNC Bank NA	4.200%	11/1/25	16,650	17,250
	PNC Bank NA	3.100%	10/25/27	41,975	40,760
	PNC Bank NA	3.250%	1/22/28	60,465	59,381
	PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	42,147
	Royal Bank of Canada	2.750%	2/1/22	43,960	43,831
	Santander Holdings USA Inc.	2.650%	4/17/20	23,185	23,016
	Santander Holdings USA Inc.	3.700%	3/28/22	33,065	32,994
	Santander Holdings USA Inc.	3.400%	1/18/23	20,375	20,029
5	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	61,300	60,905
5	Societe Generale SA	3.250%	1/12/22	54,445	53,910
2	State Street Corp.	2.653%	5/15/23	30,770	30,314
	SunTrust Bank	3.300%	5/15/26	12,895	12,541
	Synchrony Bank	3.650%	5/24/21	46,195	46,274
	Toronto-Dominion Bank	2.500%	12/14/20	49,340	48,977
5	UBS AG	2.200%	6/8/20	53,390	52,814
5	UBS AG	4.500%	6/26/48	28,285	30,430
5	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	44,570	44,384
5	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,130	5,108
	US Bancorp	2.625%	1/24/22	46,910	46,663
	US Bancorp	3.700%	1/30/24	52,500	54,053
	Wells Fargo & Co.	2.150%	1/30/20	46,155	45,861
	Wells Fargo & Co.	3.000%	1/22/21	26,735	26,713

	Wells Fargo & Co.	3.500%	3/8/22	64,245	64,821
	Wells Fargo & Co.	3.069%	1/24/23	12,990	12,916
	Wells Fargo & Co.	3.450%	2/13/23	48,895	48,920
	Wells Fargo & Co.	4.480%	1/16/24	46,156	47,899
	Wells Fargo & Co.	3.750%	1/24/24	50,755	51,695
	Wells Fargo & Co.	3.550%	9/29/25	32,170	32,172
	Wells Fargo & Co.	3.000%	4/22/26	39,405	37,740
	Wells Fargo & Co.	5.606%	1/15/44	68,281	76,697
	Wells Fargo & Co.	4.650%	11/4/44	10,315	10,276
	Wells Fargo & Co.	4.900%	11/17/45	19,160	19,694
	Wells Fargo & Co.	4.400%	6/14/46	73,300	70,644
	Wells Fargo & Co.	4.750%	12/7/46	23,150	23,417
	Westpac Banking Corp.	2.300%	5/26/20	22,554	22,363

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	11,590	11,880
	Charles Schwab Corp.	3.200%	3/2/27	19,665	19,287

	Insurance (1.3%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	27,050
	Aetna Inc.	2.800%	6/15/23	25,660	24,985
	Anthem Inc.	3.700%	8/15/21	10,000	10,113
	Anthem Inc.	3.300%	1/15/23	42,468	42,581
	Anthem Inc.	3.650%	12/1/27	26,975	26,560
	Anthem Inc.	4.101%	3/1/28	40,910	41,399
	Anthem Inc.	4.650%	8/15/44	13,445	13,360
	Anthem Inc.	4.375%	12/1/47	9,745	9,344
	Chubb Corp.	6.000%	5/11/37	50,000	61,702
	Chubb INA Holdings Inc.	2.300%	11/3/20	6,330	6,275
	Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	22,455
	Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	31,254
5	Cigna Corp.	4.375%	10/15/28	18,600	18,783
5	Cigna Corp.	4.800%	8/15/38	26,415	26,398
5	Cigna Corp.	4.900%	12/15/48	26,495	26,222
	Cigna Holding Co.	3.250%	4/15/25	31,655	30,770
5	Farmers Exchange Capital	7.050%	7/15/28	25,000	27,712
5	Five Corners Funding Trust	4.419%	11/15/23	5,935	6,155
5	Jackson National Life Global Funding	3.250%	1/30/24	24,070	23,794
5	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	23,655
5	Liberty Mutual Group Inc.	4.250%	6/15/23	3,160	3,207
5	Liberty Mutual Group Inc.	4.569%	2/1/29	11,170	11,366
5	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	37,183
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	24,085
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	9,470	9,980
5	MassMutual Global Funding II	2.350%	4/9/19	28,000	27,989
	MetLife Inc.	3.600%	4/10/24	35,035	35,663
	MetLife Inc.	4.125%	8/13/42	5,565	5,379
	MetLife Inc.	4.875%	11/13/43	20,820	22,321
5	Metropolitan Life Global Funding I	3.450%	10/9/21	29,155	29,222
5	Metropolitan Life Global Funding I	2.650%	4/8/22	13,770	13,531
5	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	23,597
5	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	20,533
5	New York Life Global Funding	2.900%	1/17/24	29,050	28,665
5	New York Life Insurance Co.	5.875%	5/15/33	55,395	66,904
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,134	22,300
	Prudential Financial Inc.	4.500%	11/15/20	24,365	24,958

5	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	24,830	26,433
5	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,390	41,615
	Torchmark Corp.	7.875%	5/15/23	45,000	52,266
	UnitedHealth Group Inc.	3.875%	10/15/20	27,960	28,369
	UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,699
	UnitedHealth Group Inc.	2.875%	3/15/23	16,000	15,873
	UnitedHealth Group Inc.	3.100%	3/15/26	15,350	15,075
	UnitedHealth Group Inc.	3.850%	6/15/28	34,565	35,354
	UnitedHealth Group Inc.	4.625%	7/15/35	23,710	25,735
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	68,577
	UnitedHealth Group Inc.	4.750%	7/15/45	30,995	33,836
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	8,729
	UnitedHealth Group Inc.	4.250%	6/15/48	48,235	49,169

	Other Finance (0.0%)
5	GTP Acquisition Partners I LLC	2.350%	6/15/20	22,530	22,231

	Real Estate Investment Trusts (0.2%)
	AvalonBay Communities Inc.	3.625%	10/1/20	20,780	20,963
	Boston Properties LP	3.125%	9/1/23	13,275	13,067
	Boston Properties LP	3.800%	2/1/24	1,750	1,763
	Realty Income Corp.	4.650%	8/1/23	25,010	26,242
	Simon Property Group LP	3.750%	2/1/24	3,265	3,332
	Simon Property Group LP	3.375%	10/1/24	10,055	10,070
5	WEA Finance LLC	4.125%	9/20/28	21,310	21,572
5	WEA Finance LLC	4.625%	9/20/48	27,205	27,248
5	WEA Finance LLC / Westfield UK & Europe Finance plc	2.700%	9/17/19	22,360	22,301
					8,508,399
Industrial (10.1%)
	Basic Industry (0.0%)
	International Paper Co.	4.350%	8/15/48	45,400	40,459
2	Rohm and Haas Holdings Ltd.	9.800%	4/15/20	1,125	1,169

	Capital Goods (0.8%)
5	BAE Systems Holdings Inc.	2.850%	12/15/20	6,060	6,007
5	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	10,962
	Boeing Co.	8.625%	11/15/31	9,460	13,653
	Boeing Co.	5.875%	2/15/40	4,825	5,972
	Caterpillar Financial Services Corp.	2.625%	3/1/23	53,000	51,914
	Caterpillar Inc.	3.900%	5/27/21	46,914	48,091
	Caterpillar Inc.	2.600%	6/26/22	11,345	11,219
	Caterpillar Inc.	3.400%	5/15/24	14,200	14,433
	Deere & Co.	7.125%	3/3/31	17,500	22,840
	General Dynamics Corp.	2.875%	5/11/20	54,380	54,453
	General Dynamics Corp.	3.875%	7/15/21	14,925	15,246
	General Electric Co.	2.700%	10/9/22	9,965	9,633
	General Electric Co.	3.100%	1/9/23	8,635	8,440
	Honeywell International Inc.	4.250%	3/1/21	40,681	41,803
	Illinois Tool Works Inc.	3.500%	3/1/24	52,955	53,742
	John Deere Capital Corp.	2.250%	4/17/19	28,125	28,113
	John Deere Capital Corp.	3.450%	3/13/25	43,145	43,648
	Lockheed Martin Corp.	2.900%	3/1/25	10,450	10,244
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	8,372
	Lockheed Martin Corp.	4.700%	5/15/46	14,370	15,466

	Lockheed Martin Corp.	4.090%	9/15/52	5,500	5,310
	Parker-Hannifin Corp.	4.450%	11/21/44	17,735	18,131
5	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	39,625	39,424
5	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	61,341
5	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	35,982
	Stanley Black & Decker Inc.	4.850%	11/15/48	24,455	25,523
	United Technologies Corp.	3.100%	6/1/22	7,010	7,005
	United Technologies Corp.	4.125%	11/16/28	16,675	16,882
	United Technologies Corp.	6.050%	6/1/36	20,325	23,475
	United Technologies Corp.	6.125%	7/15/38	37,300	43,614
	United Technologies Corp.	4.450%	11/16/38	9,325	9,258
	United Technologies Corp.	4.500%	6/1/42	16,902	16,697
	United Technologies Corp.	3.750%	11/1/46	5,923	5,194

	Communication (1.5%)
	21st Century Fox America Inc.	3.000%	9/15/22	11,891	11,830
	America Movil SAB de CV	3.125%	7/16/22	84,600	84,088
	America Movil SAB de CV	6.125%	3/30/40	7,380	8,871
	American Tower Corp.	3.450%	9/15/21	30,665	30,631
	American Tower Corp.	5.000%	2/15/24	7,655	8,085
	American Tower Corp.	4.400%	2/15/26	7,315	7,460
	AT&T Inc.	5.200%	3/15/20	10,120	10,356
	AT&T Inc.	2.450%	6/30/20	12,000	11,902
	AT&T Inc.	4.600%	2/15/21	5,000	5,123
	AT&T Inc.	4.450%	5/15/21	10,000	10,251
	CBS Corp.	4.300%	2/15/21	27,830	28,252
	Comcast Corp.	3.000%	2/1/24	25,345	25,030
	Comcast Corp.	3.600%	3/1/24	50,730	51,365
	Comcast Corp.	3.375%	2/15/25	2,540	2,537
	Comcast Corp.	2.350%	1/15/27	19,620	17,980
	Comcast Corp.	4.250%	1/15/33	42,890	43,752
	Comcast Corp.	4.200%	8/15/34	26,890	26,954
	Comcast Corp.	5.650%	6/15/35	4,725	5,373
	Comcast Corp.	4.400%	8/15/35	32,325	32,494
	Comcast Corp.	6.500%	11/15/35	4,720	5,772
	Comcast Corp.	6.400%	5/15/38	968	1,185
	Comcast Corp.	4.600%	10/15/38	48,045	49,328
	Comcast Corp.	4.650%	7/15/42	47,970	48,896
	Comcast Corp.	4.500%	1/15/43	22,000	22,079
	Comcast Corp.	4.750%	3/1/44	34,643	35,802
	Comcast Corp.	4.600%	8/15/45	43,296	43,926
	Comcast Corp.	3.969%	11/1/47	8,452	7,842
	Comcast Corp.	4.000%	3/1/48	12,180	11,358
	Comcast Corp.	4.700%	10/15/48	45,435	47,101
	Comcast Corp.	3.999%	11/1/49	23,162	21,550
	Comcast Corp.	4.049%	11/1/52	2,670	2,469
	Comcast Corp.	4.950%	10/15/58	35,175	37,174
5	Cox Communications Inc.	2.950%	6/30/23	5,870	5,701
5	Cox Communications Inc.	3.150%	8/15/24	7,268	7,088
5	Cox Communications Inc.	4.800%	2/1/35	30,000	27,355
5	Cox Communications Inc.	6.450%	12/1/36	5,850	6,164
5	Cox Communications Inc.	4.600%	8/15/47	4,435	4,027
	Crown Castle International Corp.	3.650%	9/1/27	10,215	9,783
	Crown Castle International Corp.	3.800%	2/15/28	8,435	8,162
	Discovery Communications LLC	5.625%	8/15/19	6,511	6,592
5	Fox Corp.	5.576%	1/25/49	9,775	10,317
5	NBCUniversal Enterprise Inc.	1.974%	4/15/19	100,115	100,038

	NBCUniversal Media LLC	4.375%	4/1/21	23,900	24,559
	NBCUniversal Media LLC	2.875%	1/15/23	9,760	9,661
	NBCUniversal Media LLC	4.450%	1/15/43	10,370	10,317
	Orange SA	4.125%	9/14/21	60,990	62,910
	Orange SA	9.000%	3/1/31	20,280	28,438
5	SK Telecom Co. Ltd.	3.750%	4/16/23	11,995	12,100
5	Sky Ltd.	2.625%	9/16/19	38,021	37,927
5	Sky plc	3.750%	9/16/24	45,046	45,799
2,5	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	46,090	46,148
	Time Warner Cable LLC	8.250%	4/1/19	14,433	14,482
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,518
	Verizon Communications Inc.	3.500%	11/1/21	5,495	5,568
	Verizon Communications Inc.	4.812%	3/15/39	85,963	88,386
	Verizon Communications Inc.	4.750%	11/1/41	11,880	12,036
	Verizon Communications Inc.	4.862%	8/21/46	36,117	37,098
	Verizon Communications Inc.	5.012%	4/15/49	21,754	22,786
	Verizon Communications Inc.	4.672%	3/15/55	21,150	20,564
	Vodafone Group plc	3.750%	1/16/24	23,535	23,404
	Vodafone Group plc	4.125%	5/30/25	19,800	19,841
	Vodafone Group plc	5.000%	5/30/38	1,895	1,804
	Vodafone Group plc	5.250%	5/30/48	28,420	27,132
	Walt Disney Co.	4.125%	6/1/44	23,115	23,441
	Warner Media LLC	4.750%	3/29/21	8,000	8,316
	Warner Media LLC	3.600%	7/15/25	22,350	21,992

	Consumer Cyclical (1.1%)
	Alibaba Group Holding Ltd.	2.500%	11/28/19	12,965	12,925
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,515	2,505
	Alibaba Group Holding Ltd.	3.600%	11/28/24	39,860	40,205
	Alibaba Group Holding Ltd.	3.400%	12/6/27	85,240	81,194
	Amazon.com Inc.	2.500%	11/29/22	34,760	34,389
	Amazon.com Inc.	2.800%	8/22/24	26,480	26,178
	Amazon.com Inc.	4.800%	12/5/34	37,370	41,523
	Amazon.com Inc.	4.950%	12/5/44	22,605	25,728
	Amazon.com Inc.	4.250%	8/22/57	51,360	52,078
	AutoZone Inc.	3.700%	4/15/22	46,136	46,535
5	BMW US Capital LLC	2.000%	4/11/21	21,300	20,841
5	BMW US Capital LLC	2.800%	4/11/26	5,805	5,413
5	Daimler Finance North America LLC	2.250%	7/31/19	73,100	72,895
5	Daimler Finance North America LLC	2.200%	5/5/20	16,565	16,359
5	Daimler Finance North America LLC	2.450%	5/18/20	8,340	8,258
5	Daimler Finance North America LLC	2.300%	2/12/21	34,470	33,848
5	Daimler Finance North America LLC	3.875%	9/15/21	3,961	4,004
5	Daimler Finance North America LLC	3.250%	8/1/24	5,870	5,705
	Ford Motor Credit Co. LLC	2.375%	3/12/19	45,000	44,991
	Ford Motor Credit Co. LLC	3.157%	8/4/20	26,655	26,364
	General Motors Financial Co. Inc.	3.550%	4/9/21	16,395	16,385
	General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	56,059
	Home Depot Inc.	2.700%	4/1/23	31,170	30,971
	Home Depot Inc.	3.900%	12/6/28	10,250	10,639
	Home Depot Inc.	4.400%	3/15/45	28,655	29,717
	Home Depot Inc.	4.500%	12/6/48	12,215	12,857
5	Hyundai Capital America	2.550%	4/3/20	28,910	28,565
5,6	Hyundai Capital America, 3M USD LIBOR + 0.940%	3.744%	7/8/21	50,400	50,180
	Lowe’s Cos. Inc.	3.100%	5/3/27	68,700	64,571

	Lowe’s Cos. Inc.	6.500%	3/15/29	13,301	15,654
	McDonald’s Corp.	2.625%	1/15/22	7,805	7,737
	McDonald’s Corp.	3.250%	6/10/24	5,460	5,461
	McDonald’s Corp.	4.875%	12/9/45	9,940	10,226
	Starbucks Corp.	4.500%	11/15/48	36,060	34,714
5	Volkswagen Group of America Finance LLC	2.450%	11/20/19	16,935	16,827
	Walmart Inc.	2.550%	4/11/23	38,325	37,889
	Walmart Inc.	3.550%	6/26/25	56,910	58,414
	Walmart Inc.	3.625%	12/15/47	14,215	13,366

	Consumer Noncyclical (3.5%)
	Allergan Funding SCS	3.450%	3/15/22	18,695	18,612
	Allergan Funding SCS	3.800%	3/15/25	15,725	15,522
	Allergan Funding SCS	4.850%	6/15/44	18,000	16,560
	Altria Group Inc.	4.750%	5/5/21	23,376	24,170
	Altria Group Inc.	2.850%	8/9/22	18,810	18,481
	Altria Group Inc.	4.800%	2/14/29	26,500	26,402
	Altria Group Inc.	4.500%	5/2/43	10,705	8,914
	Altria Group Inc.	3.875%	9/16/46	22,775	17,201
	AmerisourceBergen Corp.	3.500%	11/15/21	12,320	12,368
	Amgen Inc.	3.875%	11/15/21	13,315	13,555
	Amgen Inc.	5.150%	11/15/41	36,380	37,689
	Amgen Inc.	4.663%	6/15/51	9,600	9,181
5	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	133,300	128,986
5	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	99,460	94,812
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	22,054
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	75,400	75,852
	Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	2,390	2,438
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	117,831	115,904
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	22,845	21,086
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	4,100	4,020
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	16,265
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	14,225	13,101
	Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	37,046
2	Ascension Health	4.847%	11/15/53	44,750	49,220
	AstraZeneca plc	1.950%	9/18/19	12,065	12,000
	AstraZeneca plc	2.375%	11/16/20	44,480	43,981
	AstraZeneca plc	4.000%	1/17/29	50,410	50,851
	AstraZeneca plc	6.450%	9/15/37	23,385	28,459
	BAT Capital Corp.	3.557%	8/15/27	63,450	58,154
5	Bayer US Finance II LLC	4.250%	12/15/25	55,465	55,550
5	Bayer US Finance LLC	2.375%	10/8/19	7,510	7,476
5	Bayer US Finance LLC	3.000%	10/8/21	46,850	46,209
	Biogen Inc.	2.900%	9/15/20	21,115	21,063
	Boston Scientific Corp.	4.000%	3/1/29	6,810	6,811
	Cardinal Health Inc.	2.400%	11/15/19	27,350	27,245
	Cardinal Health Inc.	3.200%	3/15/23	13,035	12,853
	Cardinal Health Inc.	3.079%	6/15/24	12,670	12,116
	Cardinal Health Inc.	3.500%	11/15/24	24,705	23,963
	Cardinal Health Inc.	4.500%	11/15/44	28,805	24,811
5	Cargill Inc.	4.307%	5/14/21	60,532	62,047
5	Cargill Inc.	6.875%	5/1/28	19,355	23,177
5	Cargill Inc.	4.760%	11/23/45	28,190	30,353
	Catholic Health Initiatives Colorado	4.200%	8/1/23	9,885	10,094
2	Catholic Health Initiatives Colorado	4.350%	11/1/42	22,115	19,997

	Celgene Corp.	2.250%	5/15/19	6,565	6,558
	Celgene Corp.	3.250%	8/15/22	16,250	16,127
	Celgene Corp.	3.550%	8/15/22	18,400	18,516
	Coca-Cola Co.	4.500%	9/1/21	8,430	8,588
	Coca-Cola European Partners plc	3.500%	9/15/20	9,900	9,912
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	34,200	34,804
	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	17,409
	Common Spirit Health	2.950%	11/1/22	18,735	18,230
	Conagra Brands Inc.	4.600%	11/1/25	7,855	7,971
	Conagra Brands Inc.	5.300%	11/1/38	23,500	22,213
	Constellation Brands Inc.	2.700%	5/9/22	2,385	2,331
	CVS Health Corp.	2.750%	12/1/22	40,255	39,198
	CVS Health Corp.	4.875%	7/20/35	6,900	6,777
	CVS Health Corp.	5.125%	7/20/45	51,200	50,762
	CVS Health Corp.	5.050%	3/25/48	22,120	21,903
	Diageo Capital plc	2.625%	4/29/23	48,310	47,596
	Diageo Investment Corp.	2.875%	5/11/22	26,991	26,885
	Dignity Health California	2.637%	11/1/19	5,595	5,574
	Dignity Health California	3.812%	11/1/24	20,780	20,997
	Eli Lilly & Co.	3.700%	3/1/45	24,450	23,252
5	EMD Finance LLC	2.950%	3/19/22	23,660	23,399
5	Forest Laboratories Inc.	4.875%	2/15/21	4,184	4,268
	Gilead Sciences Inc.	2.550%	9/1/20	26,330	26,237
	Gilead Sciences Inc.	3.700%	4/1/24	26,895	27,381
	Gilead Sciences Inc.	3.500%	2/1/25	22,335	22,302
	Gilead Sciences Inc.	4.500%	2/1/45	32,375	31,210
	Gilead Sciences Inc.	4.750%	3/1/46	7,340	7,319
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	31,470
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	52,029
	GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	28,856
5	Imperial Tobacco Finance plc	3.750%	7/21/22	34,745	34,696
	Kaiser Foundation Hospitals	3.500%	4/1/22	20,786	20,627
	Kaiser Foundation Hospitals	3.150%	5/1/27	17,935	17,507
	Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	15,899
	Kraft Heinz Foods Co.	3.000%	6/1/26	19,550	18,007
	Kraft Heinz Foods Co.	5.000%	7/15/35	8,940	8,531
	Kraft Heinz Foods Co.	4.375%	6/1/46	86,215	71,800
	Kroger Co.	3.850%	8/1/23	10,770	10,907
	Kroger Co.	4.000%	2/1/24	22,290	22,541
	Kroger Co.	4.450%	2/1/47	6,450	5,691
	McKesson Corp.	2.700%	12/15/22	7,710	7,468
	McKesson Corp.	2.850%	3/15/23	7,620	7,431
	Medtronic Inc.	2.500%	3/15/20	34,350	34,267
	Medtronic Inc.	3.150%	3/15/22	72,005	72,463
	Medtronic Inc.	3.625%	3/15/24	10,350	10,603
	Medtronic Inc.	3.500%	3/15/25	76,150	77,317
	Medtronic Inc.	4.375%	3/15/35	9,889	10,405
	Memorial Sloan-Kettering Cancer Center New York	4.125%	7/1/52	12,320	12,231
	Memorial Sloan-Kettering Cancer Center New York	4.200%	7/1/55	10,630	10,679
	Merck & Co. Inc.	2.350%	2/10/22	30,760	30,412
	Merck & Co. Inc.	2.800%	5/18/23	54,775	54,503
	Merck & Co. Inc.	2.750%	2/10/25	47,090	46,138
	Merck & Co. Inc.	4.150%	5/18/43	22,090	22,617
	Mercy Health	4.302%	7/1/28	15,680	16,132
	Molson Coors Brewing Co.	3.500%	5/1/22	16,525	16,464

	Mylan NV	3.950%	6/15/26	60,095	56,076
	New York & Presbyterian Hospital	4.024%	8/1/45	28,410	28,085
	Novartis Capital Corp.	3.400%	5/6/24	16,695	17,032
	Novartis Capital Corp.	4.400%	5/6/44	25,896	27,516
	Partners Healthcare System Massachusetts	3.443%	7/1/21	1,950	1,969
	PepsiCo Inc.	2.750%	3/1/23	29,800	29,727
	PepsiCo Inc.	4.000%	3/5/42	51,391	51,123
	Pfizer Inc.	3.000%	6/15/23	47,025	47,371
	Pfizer Inc.	4.100%	9/15/38	53,995	54,905
	Philip Morris International Inc.	4.500%	3/26/20	8,250	8,387
	Philip Morris International Inc.	4.125%	5/17/21	43,025	44,039
	Philip Morris International Inc.	2.500%	8/22/22	21,645	21,160
	Philip Morris International Inc.	2.625%	3/6/23	46,850	45,772
	Philip Morris International Inc.	3.375%	8/11/25	14,440	14,343
	Philip Morris International Inc.	4.875%	11/15/43	6,185	6,133
2	Procter & Gamble - Esop	9.360%	1/1/21	13,899	14,862
2	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	11,098
5	Roche Holdings Inc.	2.875%	9/29/21	33,000	33,048
	Sanofi	4.000%	3/29/21	44,090	45,140
5	Sigma Alimentos SA de CV	4.125%	5/2/26	17,400	16,876
5	South Carolina Electric & Gas Co.	2.750%	6/15/20	21,250	21,097
5	South Carolina Electric & Gas Co.	3.250%	6/7/22	58,280	57,613
5	South Carolina Electric & Gas Co.	3.500%	6/15/22	8,980	8,923
	SSM Health Care Corp.	3.823%	6/1/27	34,910	34,821
	Stanford Health Care	3.795%	11/15/48	8,465	8,072
	Teva Pharmaceutical Finance Netherlands III BV	2.800%	7/21/23	37,215	33,638
	Unilever Capital Corp.	4.250%	2/10/21	95,235	97,845
	Wyeth LLC	5.950%	4/1/37	25,000	30,844
	Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	33,055

	Energy (1.1%)
5	BG Energy Capital plc	4.000%	10/15/21	5,000	5,094
5	BG Energy Capital plc	5.125%	10/15/41	19,400	21,181
	BP Capital Markets America Inc.	4.500%	10/1/20	16,000	16,387
	BP Capital Markets America Inc.	3.245%	5/6/22	35,000	35,294
	BP Capital Markets plc	4.750%	3/10/19	27,215	27,223
	BP Capital Markets plc	2.315%	2/13/20	5,855	5,823
	BP Capital Markets plc	3.062%	3/17/22	43,130	43,239
	BP Capital Markets plc	2.500%	11/6/22	22,000	21,571
	BP Capital Markets plc	3.994%	9/26/23	16,185	16,743
	BP Capital Markets plc	3.814%	2/10/24	38,938	40,010
	BP Capital Markets plc	3.506%	3/17/25	50,285	50,859
	Chevron Corp.	3.191%	6/24/23	49,470	49,916
	ConocoPhillips Co.	4.950%	3/15/26	4,385	4,801
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	21,445	21,448
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	4,185	4,317
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	7,008	7,034
	Energy Transfer Operating LP	5.250%	4/15/29	40,000	41,826
	Enterprise Products Operating LLC	4.250%	2/15/48	26,420	24,648
	EOG Resources Inc.	5.625%	6/1/19	23,100	23,244
	Exxon Mobil Corp.	2.726%	3/1/23	11,910	11,855
	Exxon Mobil Corp.	3.043%	3/1/26	8,115	8,054
	Exxon Mobil Corp.	4.114%	3/1/46	12,060	12,474
	Noble Energy Inc.	4.150%	12/15/21	15,961	16,223
	Occidental Petroleum Corp.	2.700%	2/15/23	10,750	10,605

	Occidental Petroleum Corp.	3.400%	4/15/26	8,035	8,056
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	36,775	36,591
5	Schlumberger Holdings Corp.	3.000%	12/21/20	30,755	30,680
5	Schlumberger Investment SA	2.400%	8/1/22	23,925	23,355
	Schlumberger Investment SA	3.650%	12/1/23	44,520	45,655
	Shell International Finance BV	3.250%	5/11/25	11,051	11,076
	Shell International Finance BV	4.125%	5/11/35	43,465	44,760
	Shell International Finance BV	5.500%	3/25/40	12,990	15,446
	Shell International Finance BV	4.375%	5/11/45	96,700	101,658
	Suncor Energy Inc.	5.950%	12/1/34	20,700	23,591
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	30,900	31,445
	Total Capital International SA	2.700%	1/25/23	36,510	36,085
	Total Capital International SA	3.750%	4/10/24	41,500	42,627
	TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	47,739
	TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	49,777

	Other Industrial (0.1%)
2	Johns Hopkins University Maryland	4.083%	7/1/53	26,970	26,204
5	SBA Tower Trust	3.168%	4/11/22	48,960	47,975
5	SBA Tower Trust	3.448%	3/15/23	23,770	23,610
2,5	SBA Tower Trust	2.898%	10/15/44	46,310	46,279

	Technology (1.6%)
	Apple Inc.	3.000%	2/9/24	22,535	22,585
	Apple Inc.	3.450%	5/6/24	39,950	40,734
	Apple Inc.	2.850%	5/11/24	44,990	44,668
	Apple Inc.	2.750%	1/13/25	21,495	21,038
	Apple Inc.	3.250%	2/23/26	37,631	37,550
	Apple Inc.	2.450%	8/4/26	43,466	41,123
	Apple Inc.	3.350%	2/9/27	55,925	55,899
	Apple Inc.	3.200%	5/11/27	39,185	38,647
	Apple Inc.	2.900%	9/12/27	55,355	53,321
	Apple Inc.	3.850%	5/4/43	17,000	16,373
	Apple Inc.	4.450%	5/6/44	5,075	5,323
	Apple Inc.	3.850%	8/4/46	36,890	35,423
	Applied Materials Inc.	3.300%	4/1/27	31,840	31,398
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	35,975	34,940
	Cisco Systems Inc.	2.500%	9/20/26	15,676	14,886
	Intel Corp.	2.875%	5/11/24	29,395	29,100
	Intel Corp.	4.100%	5/19/46	51,605	51,895
	International Business Machines Corp.	8.375%	11/1/19	25,000	25,913
	International Business Machines Corp.	3.375%	8/1/23	70,925	71,373
	International Business Machines Corp.	3.625%	2/12/24	35,000	35,694
	International Business Machines Corp.	5.875%	11/29/32	20,240	24,129
	Microsoft Corp.	3.625%	12/15/23	16,000	16,564
	Microsoft Corp.	2.875%	2/6/24	70,885	70,811
	Microsoft Corp.	3.125%	11/3/25	31,615	31,733
	Microsoft Corp.	2.400%	8/8/26	53,545	50,725
	Microsoft Corp.	3.500%	2/12/35	23,520	22,919
	Microsoft Corp.	3.450%	8/8/36	65,320	63,031
	Microsoft Corp.	4.100%	2/6/37	45,385	47,532
	Microsoft Corp.	4.450%	11/3/45	14,250	15,508
	Microsoft Corp.	3.700%	8/8/46	61,115	59,172
	Microsoft Corp.	4.250%	2/6/47	91,700	97,629
	Oracle Corp.	2.500%	5/15/22	46,930	46,340

	Oracle Corp.	2.950%	11/15/24	79,830	78,814
	Oracle Corp.	2.950%	5/15/25	13,635	13,380
	Oracle Corp.	3.250%	11/15/27	111,485	109,666
	Oracle Corp.	4.000%	11/15/47	32,175	30,821
	QUALCOMM Inc.	2.600%	1/30/23	26,010	25,352
	QUALCOMM Inc.	2.900%	5/20/24	37,735	36,483
5	Tencent Holdings Ltd.	3.595%	1/19/28	57,300	55,367

	Transportation (0.4%)
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,605
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	21,368
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	21,521
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	8,090	8,009
2	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	21,518	22,520
	CSX Corp.	4.300%	3/1/48	16,150	15,621
5	ERAC USA Finance LLC	2.350%	10/15/19	27,135	26,996
5	ERAC USA Finance LLC	4.500%	8/16/21	9,295	9,517
5	ERAC USA Finance LLC	7.000%	10/15/37	32,995	40,584
5	ERAC USA Finance LLC	5.625%	3/15/42	21,787	23,596
2	Federal Express Corp. 1998 Pass Through Trust	6.720%	1/15/22	11,048	11,559
	FedEx Corp.	2.700%	4/15/23	23,430	22,695
	FedEx Corp.	4.100%	4/15/43	20,500	18,101
	FedEx Corp.	5.100%	1/15/44	16,135	16,259
	Kansas City Southern	4.950%	8/15/45	16,985	17,221
5	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	52,010	51,228
5	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.450%	1/29/26	16,450	16,485
2	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	11,055	11,585
	Union Pacific Corp.	3.700%	3/1/29	17,470	17,342
	Union Pacific Corp.	4.300%	3/1/49	22,015	21,488
	Union Pacific Corp.	3.799%	10/1/51	23,191	20,443
2	United Airlines 2018-1 Class B Pass Through Trust	4.600%	3/1/26	7,780	7,798
	United Parcel Service Inc.	2.450%	10/1/22	17,950	17,747
	United Parcel Service Inc.	4.875%	11/15/40	4,925	5,369
					10,338,778
Utilities (2.3%)
	Electric (2.0%)
	Alabama Power Co.	5.700%	2/15/33	15,000	17,428
	Alabama Power Co.	3.750%	3/1/45	24,430	22,646
	Alabama Power Co.	4.300%	7/15/48	28,015	28,224
	Ameren Illinois Co.	3.800%	5/15/28	22,215	22,790
	Ameren Illinois Co.	6.125%	12/15/28	54,000	61,494
	Ameren Illinois Co.	3.700%	12/1/47	5,045	4,742
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,995	51,053
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	11,827
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	7,015	7,250
	Commonwealth Edison Co.	4.350%	11/15/45	8,130	8,370
	Commonwealth Edison Co.	3.650%	6/15/46	6,365	5,853
	Commonwealth Edison Co.	4.000%	3/1/48	17,455	17,088
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	37,628
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	2,535
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	66,625	66,736

	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	24,220	23,932
	Delmarva Power & Light Co.	3.500%	11/15/23	11,816	12,007
6	Dominion Energy Inc.	2.962%	7/1/19	18,210	18,185
	Dominion Energy Inc.	5.200%	8/15/19	19,250	19,384
	Dominion Energy Inc.	2.579%	7/1/20	23,655	23,403
	DTE Energy Co.	3.800%	3/15/27	9,550	9,408
	Duke Energy Carolinas LLC	3.900%	6/15/21	50,025	51,101
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,915
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	15,950
	Duke Energy Corp.	2.650%	9/1/26	11,775	10,973
	Duke Energy Corp.	4.800%	12/15/45	44,700	46,100
	Duke Energy Corp.	3.750%	9/1/46	9,940	8,821
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	10,121
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	34,677
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	18,384
	Duke Energy Progress LLC	4.100%	3/15/43	5,615	5,619
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	40,754
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	14,395
	Eversource Energy	4.500%	11/15/19	3,535	3,564
	Eversource Energy	2.900%	10/1/24	17,450	16,947
	Eversource Energy	3.150%	1/15/25	5,025	4,939
	Eversource Energy	3.300%	1/15/28	14,410	13,884
	Florida Power & Light Co.	5.650%	2/1/35	50,000	58,380
	Florida Power & Light Co.	4.950%	6/1/35	10,000	11,145
	Florida Power & Light Co.	5.650%	2/1/37	5,000	5,966
	Florida Power & Light Co.	5.950%	2/1/38	39,215	48,723
	Florida Power & Light Co.	5.690%	3/1/40	4,000	4,893
	Florida Power & Light Co.	3.700%	12/1/47	17,370	16,584
	Fortis Inc.	3.055%	10/4/26	28,565	26,656
	Georgia Power Co.	5.400%	6/1/40	6,665	6,761
	Georgia Power Co.	4.750%	9/1/40	25,823	25,875
	Georgia Power Co.	4.300%	3/15/42	29,264	27,529
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	14,818
5	Massachusetts Electric Co.	5.900%	11/15/39	21,565	25,553
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	5,596
	MidAmerican Energy Co.	4.250%	7/15/49	11,545	11,874
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,255	15,113
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	40,345	39,156
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	31,494
5	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	37,336
	Northern States Power Co.	6.250%	6/1/36	50,000	62,729
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	6,834
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,719
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	17,120
	Oglethorpe Power Corp.	5.250%	9/1/50	17,220	17,801
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	2,675	2,850
	PacifiCorp	2.950%	6/1/23	29,675	29,562
	PacifiCorp	5.900%	8/15/34	12,500	14,526
	PacifiCorp	6.250%	10/15/37	36,635	45,371
	Potomac Electric Power Co.	3.050%	4/1/22	3,765	3,735
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	31,512
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	3,996
	San Diego Gas & Electric Co.	4.150%	5/15/48	4,500	4,348
	Sierra Pacific Power Co.	3.375%	8/15/23	34,040	34,165
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	7,389

	South Carolina Electric & Gas Co.	4.250%	8/15/28	24,800	25,902
	South Carolina Electric & Gas Co.	6.625%	2/1/32	4,886	5,992
	South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	10,011
	South Carolina Electric & Gas Co.	5.300%	5/15/33	1,438	1,586
	South Carolina Electric & Gas Co.	6.050%	1/15/38	44,155	52,823
	South Carolina Electric & Gas Co.	5.450%	2/1/41	2,945	3,352
	South Carolina Electric & Gas Co.	4.350%	2/1/42	3,305	3,409
	South Carolina Electric & Gas Co.	4.600%	6/15/43	7,251	7,638
	South Carolina Electric & Gas Co.	5.100%	6/1/65	29,850	32,727
	Southern California Edison Co.	2.400%	2/1/22	4,295	4,135
	Southern California Edison Co.	3.700%	8/1/25	3,315	3,247
	Southern California Edison Co.	6.000%	1/15/34	7,695	8,669
	Southern California Edison Co.	5.550%	1/15/37	50,475	54,191
	Southern California Edison Co.	5.950%	2/1/38	40,000	44,428
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,218
	Southern California Edison Co.	4.050%	3/15/42	15,662	14,373
	Southern California Edison Co.	3.900%	3/15/43	8,716	7,724
	Southern California Edison Co.	4.650%	10/1/43	16,640	16,364
	Southern California Edison Co.	3.600%	2/1/45	3,560	3,012
	Southern California Edison Co.	4.000%	4/1/47	257	232
	Southern California Edison Co.	4.125%	3/1/48	9,858	9,075
	Southern Co.	2.950%	7/1/23	48,400	47,500
	Southern Co.	3.250%	7/1/26	30,885	29,447
	Southern Co.	4.400%	7/1/46	15,635	14,998
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	11,597
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	3,466
	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	33,975
	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	15,882
	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	2,080
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	20,438
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	50,800

	Natural Gas (0.2%)
5	Boston Gas Co.	3.150%	8/1/27	5,385	5,154
5	Brooklyn Union Gas Co.	4.273%	3/15/48	61,265	59,946
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,820	3,896
5	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	16,565	13,285
5	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	23,779
	Nisource Finance Corp.	5.250%	2/15/43	14,588	15,441
	NiSource Finance Corp.	4.800%	2/15/44	10,370	10,452
	Sempra Energy	2.875%	10/1/22	27,530	26,718
	Sempra Energy	3.250%	6/15/27	80,765	75,234

	Other Utility (0.1%)
	American Water Capital Corp.	2.950%	9/1/27	9,975	9,498
	American Water Capital Corp.	4.200%	9/1/48	29,180	28,385
					2,283,315
Total Corporate Bonds (Cost $20,884,834)					21,130,492
Sovereign Bonds (1.7%)
5	CDP Financial Inc.	4.400%	11/25/19	40,000	40,450
5	Electricite de France SA	4.600%	1/27/20	50,000	50,748
5	Electricite de France SA	4.875%	9/21/38	84,000	82,635
5	Electricite de France SA	4.875%	1/22/44	1,775	1,713
5	Electricite de France SA	4.950%	10/13/45	15,100	14,700
	Equinor ASA	2.250%	11/8/19	22,515	22,459
	Equinor ASA	2.900%	11/8/20	57,210	57,352

	Equinor ASA	2.750%	11/10/21	32,860	32,847
	Equinor ASA	2.450%	1/17/23	15,017	14,757
	Equinor ASA	2.650%	1/15/24	14,000	13,782
	Equinor ASA	3.700%	3/1/24	25,320	26,094
	Equinor ASA	3.250%	11/10/24	29,975	30,260
	Export-Import Bank of Korea	1.750%	5/26/19	75,100	74,924
	International Bank for Reconstruction & Development	4.750%	2/15/35	40,000	47,502
	Japan Bank for International Cooperation	2.250%	2/24/20	52,670	52,426
	Japan Bank for International Cooperation	2.125%	6/1/20	32,682	32,431
	Japan Bank for International Cooperation	2.125%	7/21/20	40,250	39,886
5	Kingdom of Saudi Arabia	2.375%	10/26/21	31,330	30,582
5	Kingdom of Saudi Arabia	2.875%	3/4/23	48,885	48,084
5	Kingdom of Saudi Arabia	4.000%	4/17/25	44,185	44,883
	Korea Development Bank	2.500%	3/11/20	78,800	78,332
	Petroleos Mexicanos	6.350%	2/12/48	33,975	28,064
	Province of Ontario	4.000%	10/7/19	56,415	56,839
	Province of Ontario	4.400%	4/14/20	50,000	50,876
	Province of Ontario	2.500%	4/27/26	40,160	38,779
	Province of Quebec	2.500%	4/20/26	145,430	140,442
5	Sinopec Group Overseas Development 2015 Ltd.	2.500%	4/28/20	62,500	61,962
5	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	62,500	60,600
5	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	31,000	30,578
5	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	51,455	51,455
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	62,480	61,314
5	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	28,630	27,798
5	State of Kuwait	2.750%	3/20/22	4,255	4,217
5	State of Qatar	5.250%	1/20/20	53,430	54,432
5	State of Qatar	2.375%	6/2/21	55,190	54,287
5	State of Qatar	3.875%	4/23/23	71,330	73,025
5	State of Qatar	5.103%	4/23/48	29,730	32,040
5	Temasek Financial I Ltd.	2.375%	1/23/23	45,150	43,971
5	Temasek Financial I Ltd.	3.625%	8/1/28	36,800	37,766
Total Sovereign Bonds (Cost $1,746,489)					1,745,292
Taxable Municipal Bonds (1.7%)
	Atlanta GA Downtown Development Authority Revenue	6.875%	2/1/21	2,935	3,101
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	33,765	46,086
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	33,915	49,250
	California GO	5.700%	11/1/21	11,700	12,608
	California GO	7.550%	4/1/39	30,325	44,540
	California GO	7.300%	10/1/39	11,800	16,537
	California GO	7.350%	11/1/39	66,875	94,369
	California GO	7.625%	3/1/40	1,275	1,868
	California GO	7.600%	11/1/40	29,920	44,705
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	8,545	10,263
	Chicago IL O’Hare International Airport Revenue	6.845%	1/1/38	25,680	26,443
	Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	8,970	11,589

	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	1,790	2,175
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.899%	12/1/40	54,480	69,382
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	29,855	38,021
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	38,378
	Georgetown University District of Columbia	4.315%	4/1/49	7,355	7,620
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	62,259	66,021
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	7,947	8,986
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	40,435	47,267
	Houston TX GO	6.290%	3/1/32	17,310	20,196
	Illinois GO	5.100%	6/1/33	44,360	42,075
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	36,385
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	10,350	11,478
7	Kansas Development Finance Authority Revenue (Public Employees Retirement System)	5.501%	5/1/34	50,000	57,231
	Los Angeles CA Community College District GO	6.750%	8/1/49	13,625	19,694
	Los Angeles CA Unified School District GO	5.750%	7/1/34	24,525	29,433
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	25,199
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	21,685	26,905
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	26,972
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	50,635
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,572
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.790%	6/15/41	2,030	2,098
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	16,995	22,234
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/40	1,895	2,487
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	15,445
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	19,833
	New York State Urban Development Corp. Revenue	2.100%	3/15/22	84,785	83,698
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	58,615	82,016
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	25,930	32,103
	Oregon GO	5.902%	8/1/38	19,510	23,826
7	Oregon School Boards Association GO	5.528%	6/30/28	50,000	56,429
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	12,735	14,483
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	10,455	12,646

	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	48,460	51,140
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	24,581
	Regents of the University of California Revenue	3.063%	7/1/25	49,360	49,370
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	21,830	22,148
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	11,890	15,162
	Stanford University California	6.875%	2/1/24	34,745	40,715
	Stanford University California	7.650%	6/15/26	29,000	37,215
	University of California Regents Medical Center Revenue	6.548%	5/15/48	18,650	24,851
	University of California Regents Medical Center Revenue	6.583%	5/15/49	21,260	28,324
	University of California Revenue	4.601%	5/15/31	21,975	23,667
	University of California Revenue	5.770%	5/15/43	24,325	29,760
	University of California Revenue	4.765%	5/15/44	5,980	6,302
	University of California Revenue	3.931%	5/15/45	22,370	22,104
Total Taxable Municipal Bonds (Cost $1,541,594)					1,733,621
				Shares
Temporary Cash Investments (1.7%)
Money Market Fund (0.0%)
8	Vanguard Market Liquidity Fund	2.563%		2	222

			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.7%)
	Bank of America Securities, LLC (Dated 2/28/19, Repurchase Value $143,910,000, collateralized by Government National Mortgage Assn. 3.000%-3.500%, 11/20/46-3/20/47, with a value of $146,778,000)	2.570%	3/1/19	143,900	143,900
	Citigroup Global Markets Inc. (Dated 2/28/19, Repurchase Value $217,116,000, collateralized by U.S. Treasury Bill/Note/Bond 0.000%-2.375%, 3/5/19-3/15/21, with a value of $221,442,000)	2.600%	3/1/19	217,100	217,100
	Deutsche Bank Securities, Inc. (Dated 2/28/19, Repurchase Value $122,909,000, collateralized by Federal Home Loan Bank 0.000%-4.125%, 4/24/19-3/13/20, with a value of $125,358,000)	2.570%	3/1/19	122,900	122,900
	HSBC Bank USA (Dated 2/28/19, Repurchase Value $176,312,000, collateralized by U.S Treasury Note/Bond 1.250%-2.500%, 7/15/20-11/30/21, with a value of $179,826,000)	2.550%	3/1/19	176,300	176,300

HSBC Bank USA (Dated 2/28/19, Repurchase Value $27,502,000, collateralized by Federal National Mortgage Assn. 4.000%-5.000%, 6/1/23-10/1/48, with a value of $28,050,000)	2.560%	3/1/19	27,500	27,500
Nomura International PLC (Dated 2/28/19, Repurchase Value $232,217,000, collateralized by U.S. Treasury Bill/Note/Bond 0.000%-2.125%, 3/28/19-2/15/46, with a value of $236,844,000)	2.560%	3/1/19	232,200	232,200
RBC Capital Markets LLC (Dated 2/28/19, Repurchase Value $200,014,000, collateralized by Federal National Mortgage Assn. 3.000%-5.000%, 12/1/26-6/1/51, Federal Home Loan Mortgage Corp. 3.500%-4.500%, 9/1/47-1/1/49, with a value of $204,000,000)	2.550%	3/1/19	200,000	200,000
TD Securities (USA) LLC (Dated 2/28/19, Repurchase Value $92,907,000, collateralized by Federal National Mortgage Assn. 4.000%, 11/1/48, Federal Home Loan Mortgage Corp. 4.000%, 11/1/47 with a value of $94,758,000)	2.570%	3/1/19	92,900	92,900
Wells Fargo & Co. (Dated 2/28/19, Repurchase Value $501,536,000, collateralized by Government National Mortgage Assn. 3.000%-5.000%, 12/20/47-1/20/49, Federal National Mortgage Assn. 2.000%-7.000%, 6/1/19-2/1/57, Federal Home Loan Mortgage Corp. 2.500%-6.000%, 4/1/20-1/1/49, with a value of $511,530,000)	2.590%	3/1/19	501,500	501,500
				1,714,300
Total Temporary Cash Investments (Cost $1,714,522)				1,714,522
Total Investments (99.5%) (Cost $79,596,981)				101,765,845
Other Assets and Liabilities-Net (0.5%)				529,886
Net Assets (100%)				102,295,731

*      Non-income-producing security.

§     Certain of the fund’s securities are valued using significant unobservable inputs.

1     Securities with a value of $2,870,000 have been segregated as initial margin for open futures contracts.

2     The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3     The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4     Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2019.

5     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $5,760,784,000, representing 5.6% of net assets.

6     Adjustable-rate security, rate shown is effective rate at period end.  Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7      Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

8      Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

GO—General Obligation Bond.

LIBOR—London Inter-bank Offered Rate.

REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2019	9,130	1,045,956	(947)
2-Year U.S. Treasury Note	June 2019	2,486	527,518	(264)
				(1,211)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2019	(1,274)	(203,322)	2,891
10-Year U.S. Treasury Note	June 2019	(1,153)	(140,666)	531
				3,422
				2,211

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’

Wellington Fund

primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified

Wellington Fund

counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Wellington Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

G. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	59,608,643	7,765,013	—
U.S. Government and Agency Obligations	—	6,649,688	40,524
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,370,900	7,150
Corporate Bonds	—	21,130,492	—
Sovereign Bonds	—	1,745,292	—
Taxable Municipal Bonds	—	1,733,621	—
Temporary Cash Investments	222	1,714,300	—
Futures Contracts—Assets[1]	1,282	—	—
Futures Contracts—Liabilities[1]	(1,303)	—	—
Total	59,608,844	42,109,306	47,674
1 Represents variation margin on the last day of the reporting period.

Vanguard U.S. Value Factor ETF

Schedule of Investments (unaudited)

As of February 28, 2019

		Shares	Market Value ($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (17.0%)
	Ford Motor Co.	46,737	410
	General Motors Co.	9,904	391
	Carnival Corp.	6,645	384
	Target Corp.	4,103	298
	Comcast Corp. Class A	4,693	182
	BorgWarner Inc.	2,938	119
*	Discovery Communications Inc. Class A	3,875	112
	Penske Automotive Group Inc.	2,509	112
	Macy’s Inc.	4,474	111
	Kohl’s Corp.	1,576	106
	Goodyear Tire & Rubber Co.	5,190	103
	PulteGroup Inc.	3,767	102
*	DISH Network Corp. Class A	3,077	100
*	Norwegian Cruise Line Holdings Ltd.	1,729	96
	International Game Technology plc	5,531	95
	Viacom Inc. Class B	3,160	92
*	Capri Holdings Ltd.	2,011	92
	eBay Inc.	2,441	91
	Royal Caribbean Cruises Ltd.	759	90
*	Mohawk Industries Inc.	641	87
*	Michaels Cos. Inc.	6,144	87
*	AutoNation Inc.	2,448	86
	Gap Inc.	3,390	86
	L Brands Inc.	3,158	83
	Gannett Co. Inc.	6,729	79
	Lear Corp.	510	78
	Toll Brothers Inc.	2,174	77
	Ethan Allen Interiors Inc.	3,835	77
*	Liberty Media Corp-Liberty SiriusXM Class C	1,851	76
*	Express Inc.	14,621	76
*	Sally Beauty Holdings Inc.	4,106	74
	Walt Disney Co.	655	74
	Hyatt Hotels Corp. Class A	1,000	73
*	American Axle & Manufacturing Holdings Inc.	4,515	73
	Graham Holdings Co. Class B	104	71
	National CineMedia Inc.	8,994	70
*	Meritor Inc.	3,060	68
*	Qurate Retail Group Inc. QVC Group Class A	3,770	68
	Thor Industries Inc.	1,050	68
	Autoliv Inc.	817	67
	Superior Industries International Inc.	10,795	67
	Foot Locker Inc.	1,111	66
	Tenneco Inc. Class A	1,905	66
	Bed Bath & Beyond Inc.	3,930	66
*	MDC Partners Inc. Class A	19,763	66
*	Vera Bradley Inc.	6,820	65
	Group 1 Automotive Inc.	1,044	65
	AMERCO	168	65
*	Gray Television Inc.	2,934	64

	Cato Corp. Class A	4,000	63
	Dick’s Sporting Goods Inc.	1,604	63
	KB Home	2,716	62
*	Pier 1 Imports Inc.	45,194	61
	Lithia Motors Inc. Class A	675	61
	Office Depot Inc.	17,492	61
*	Weight Watchers International Inc.	2,985	60
*	Liberty Expedia Holdings Inc. Class A	1,363	60
	Signet Jewelers Ltd.	2,079	58
*	Hibbett Sports Inc.	3,140	58
	PVH Corp.	506	58
*	J. Jill Inc.	9,728	58
	Haverty Furniture Cos. Inc.	2,362	58
	Sinclair Broadcast Group Inc. Class A	1,576	57
	MDC Holdings Inc.	1,972	57
	Dillard’s Inc. Class A	713	56
*	MarineMax Inc.	2,844	56
	Dana Inc.	2,817	56
	Big Lots Inc.	1,741	55
	TEGNA Inc.	4,057	53
	Abercrombie & Fitch Co.	2,427	53
	Aaron’s Inc.	974	53
*	Conn’s Inc.	2,237	53
*	Party City Holdco Inc.	5,006	52
*	TRI Pointe Group Inc.	4,097	52
*	Hudson Ltd. Class A	3,404	51
	Sonic Automotive Inc. Class A	3,358	51
	Williams-Sonoma Inc.	858	50
	Boyd Gaming Corp.	1,658	49
	Harley-Davidson Inc.	1,326	49
	International Speedway Corp. Class A	1,137	49
*	Meritage Homes Corp.	1,115	49
	Citi Trends Inc.	2,207	48
	Nordstrom Inc.	977	46
	Adient plc	2,345	46
	AMC Entertainment Holdings Inc. Class A	3,234	45
*	Zumiez Inc.	1,835	45
	Tilly’s Inc. Class A	3,730	45
	Brinker International Inc.	988	45
*	Skechers U.S.A. Inc. Class A	1,344	45
	Emerald Expositions Events Inc.	3,585	45
*	Universal Electronics Inc.	1,331	44
	Movado Group Inc.	1,247	44
*	Genesco Inc.	901	44
*	Nautilus Inc.	6,592	43
*	Avis Budget Group Inc.	1,200	43
	Aramark	1,396	42
*	M/I Homes Inc.	1,623	42
	Caleres Inc.	1,343	42
	Winnebago Industries Inc.	1,271	42
	American Eagle Outfitters Inc.	1,980	40
	Tapestry Inc.	1,153	40
*	Francesca’s Holdings Corp.	48,099	40
	Nexstar Media Group Inc. Class A	412	40
	Entravision Communications Corp. Class A	10,136	40
	Brunswick Corp.	744	39
	Marcus Corp.	904	38

	CBS Corp. Class B	755	38
*	Tribune Publishing Co.	3,141	38
	Extended Stay America Inc.	2,071	38
*	Red Robin Gourmet Burgers Inc.	1,233	38
	Hooker Furniture Corp.	1,191	37
*	Fossil Group Inc.	2,374	37
*	G-III Apparel Group Ltd.	1,041	37
	New Media Investment Group Inc.	2,761	37
*	Charter Communications Inc. Class A	104	36
	Chico’s FAS Inc.	6,130	36
	Buckle Inc.	1,822	35
*	Rent-A-Center Inc.	1,848	34
*	Urban Outfitters Inc.	1,112	34
	Matthews International Corp. Class A	852	34
*	Hertz Global Holdings Inc.	1,773	34
*	Cooper-Standard Holdings Inc.	563	34
*	Del Taco Restaurants Inc.	3,223	33
	Shoe Carnival Inc.	871	33
	Entercom Communications Corp. Class A	5,367	33
	Carriage Services Inc. Class A	1,564	33
*	ZAGG Inc.	2,798	32
	Jack in the Box Inc.	394	32
*	MSG Networks Inc.	1,271	31
*	American Woodmark Corp.	343	29
*	Ascena Retail Group Inc.	13,024	29
	Cinemark Holdings Inc.	755	28
*	Taylor Morrison Home Corp. Class A	1,691	28
	Scholastic Corp.	642	27
*	Liberty Latin America Ltd.	1,296	25
	La-Z-Boy Inc.	711	24
*	William Lyon Homes Class A	1,729	24
	Cooper Tire & Rubber Co.	753	24
*	AutoZone Inc.	25	24
*	Century Communities Inc.	996	23
*	Beazer Homes USA Inc.	1,846	22
*	LKQ Corp.	762	21
*	Cars.com Inc.	885	21
	GameStop Corp. Class A	1,740	20
*	JC Penney Co. Inc.	12,952	20
*	Golden Entertainment Inc.	1,013	18
	Children’s Place Inc.	192	18
	H&R Block Inc.	758	18
	Lions Gate Entertainment Corp. Class A	1,133	18
*	Stoneridge Inc.	471	14
	Johnson Outdoors Inc. Class A	207	14
*	Asbury Automotive Group Inc.	189	14
	Nielsen Holdings plc	483	13
*	Habit Restaurants Inc. Class A	1,115	13
*	AMC Networks Inc. Class A	188	12
*	MasterCraft Boat Holdings Inc.	497	12
	Acushnet Holdings Corp.	477	12
*	Carrols Restaurant Group Inc.	1,064	11
			9,509
Consumer Staples (3.5%)
	Walgreens Boots Alliance Inc.	3,681	262
	Kraft Heinz Co.	5,576	185
	Constellation Brands Inc. Class A	951	161

	General Mills Inc.	2,436	115
	Tyson Foods Inc. Class A	1,526	94
	JM Smucker Co.	800	85
*	Pilgrim’s Pride Corp.	4,236	83
	Molson Coors Brewing Co. Class B	1,332	82
	CVS Health Corp.	1,278	74
	Andersons Inc.	1,735	64
	SpartanNash Co.	3,357	64
*	Edgewell Personal Care Co.	1,373	61
*	Hostess Brands Inc. Class A	4,849	59
	Weis Markets Inc.	1,135	57
	Philip Morris International Inc.	620	54
	Coca-Cola European Partners plc	1,001	47
*	United Natural Foods Inc.	2,570	39
	Universal Corp.	613	36
	Archer-Daniels-Midland Co.	840	36
	Conagra Brands Inc.	1,362	32
	Fresh Del Monte Produce Inc.	1,146	32
	Kroger Co.	1,041	31
	Ingles Markets Inc. Class A	971	30
*	US Foods Holding Corp.	834	29
	Ingredion Inc.	295	27
	Dean Foods Co.	6,337	25
	Tootsie Roll Industries Inc.	643	24
	Bunge Ltd.	369	20
*	Post Holdings Inc.	166	17
*	Diplomat Pharmacy Inc.	2,390	15
			1,940
Energy (11.4%)
	Phillips 66	3,908	377
	Marathon Petroleum Corp.	5,712	354
	Chevron Corp.	2,793	334
	Valero Energy Corp.	3,948	322
	Exxon Mobil Corp.	3,537	280
	Kinder Morgan Inc.	13,219	253
	Pioneer Natural Resources Co.	1,145	161
	Occidental Petroleum Corp.	2,385	158
	EOG Resources Inc.	1,293	122
	Anadarko Petroleum Corp.	2,370	103
	ConocoPhillips	1,398	95
	Delek US Holdings Inc.	2,615	93
*	PDC Energy Inc.	2,408	89
*	Chesapeake Energy Corp.	29,969	89
	Range Resources Corp.	8,191	88
*	Parsley Energy Inc. Class A	4,792	87
	Peabody Energy Corp.	2,746	85
	PBF Energy Inc. Class A	2,719	84
*	Bonanza Creek Energy Inc.	3,497	80
	EQT Corp.	4,354	79
*	CNX Resources Corp.	6,944	74
	McDermott International Inc.	8,372	71
	Murphy Oil Corp.	2,439	70
*	Southwestern Energy Co.	16,567	70
	Cimarex Energy Co.	973	70
	Baker Hughes a GE Co. Class A	2,626	69
*	Callon Petroleum Co.	8,549	65
*	Smart Sand Inc.	21,664	65

	HollyFrontier Corp.	1,234	63
*	W&T Offshore Inc.	12,093	63
*	CONSOL Energy Inc.	1,617	61
	Noble Energy Inc.	2,718	60
*	Denbury Resources Inc.	31,322	60
*	Antero Resources Corp.	6,944	60
*	WPX Energy Inc.	4,741	58
	Concho Resources Inc.	529	58
*	Oasis Petroleum Inc.	10,057	56
	Valvoline Inc.	2,983	56
*	QEP Resources Inc.	7,076	55
*	Matador Resources Co.	2,949	55
*	Laredo Petroleum Inc.	15,840	54
*	Renewable Energy Group Inc.	2,006	53
*	Unit Corp.	3,390	53
	Halliburton Co.	1,716	53
*	Centennial Resource Development Inc. Class A	5,775	52
	Arch Coal Inc. Class A	555	52
*	Abraxas Petroleum Corp.	39,982	50
	Marathon Oil Corp.	2,998	50
*	SRC Energy Inc.	10,490	48
	Solaris Oilfield Infrastructure Inc. Class A	2,815	48
*	HighPoint Resources Corp.	18,436	48
	Diamondback Energy Inc.	463	48
*	Extraction Oil & Gas Inc.	11,187	47
	Warrior Met Coal Inc.	1,594	47
*	Ring Energy Inc.	7,522	46
*	Carrizo Oil & Gas Inc.	4,144	45
	Mammoth Energy Services Inc.	1,952	45
*	ProPetro Holding Corp.	2,249	45
*	C&J Energy Services Inc.	2,540	44
*	First Solar Inc.	821	43
	CVR Energy Inc.	1,059	43
*	SandRidge Energy Inc.	5,440	42
*	Vivint Solar Inc.	8,012	42
	Devon Energy Corp.	1,413	42
	Liberty Oilfield Services Inc. Class A	2,391	39
*	SunCoke Energy Inc.	3,904	39
*	California Resources Corp.	1,622	38
*	Helix Energy Solutions Group Inc.	5,028	37
	SemGroup Corp. Class A	2,307	36
*	Sunrun Inc.	2,337	36
	World Fuel Services Corp.	1,292	36
*	REX American Resources Corp.	405	32
*	Gulfport Energy Corp.	3,990	31
*	Par Pacific Holdings Inc.	1,760	30
*	Diamond Offshore Drilling Inc.	2,928	28
*	Exterran Corp.	1,507	26
	Green Plains Inc.	1,532	24
*	TETRA Technologies Inc.	9,140	22
	Archrock Inc.	2,211	22
	Apache Corp.	646	21
	SM Energy Co.	1,251	20
*	Select Energy Services Inc. Class A	1,811	18
	Patterson-UTI Energy Inc.	1,333	18
*	Alta Mesa Resources Inc. Class A	65,860	17
*	Continental Resources Inc./OK	379	17

*	FTS International Inc.	1,614	17
*	Matrix Service Co.	724	15
*	Basic Energy Services Inc.	2,826	14
*	Newpark Resources Inc.	1,177	10
*	Jagged Peak Energy Inc.	1,038	10
			6,385
Financial Services (28.1%)
	Prudential Financial Inc.	4,176	400
	MetLife Inc.	7,656	346
	Goldman Sachs Group Inc.	1,723	339
	Citigroup Inc.	5,249	336
	JPMorgan Chase & Co.	3,171	331
	American International Group Inc.	7,168	310
	Capital One Financial Corp.	3,692	309
	Bank of America Corp.	10,414	303
	Wells Fargo & Co.	5,923	296
	Morgan Stanley	6,910	290
	PNC Financial Services Group Inc.	2,241	282
	Allstate Corp.	2,941	278
	US Bancorp	5,116	264
	BB&T Corp.	4,842	247
	State Street Corp.	3,356	241
	Bank of New York Mellon Corp.	3,423	180
	Loews Corp.	3,123	149
	BlackRock Inc.	332	147
	Travelers Cos. Inc.	1,050	140
	OneMain Holdings Inc.	4,211	139
	Chubb Ltd.	904	121
	Radian Group Inc.	5,757	117
	Hartford Financial Services Group Inc.	2,260	112
	Reinsurance Group of America Inc. Class A	738	107
	CNO Financial Group Inc.	6,210	106
*	Athene Holding Ltd. Class A	2,259	101
	Stifel Financial Corp.	1,848	101
	M&T Bank Corp.	570	99
	Cadence BanCorp Class A	4,903	98
	Everest Re Group Ltd.	431	97
	Citizens Financial Group Inc.	2,620	97
	Lincoln National Corp.	1,548	97
*	Essent Group Ltd.	2,206	95
	Sterling Bancorp	4,620	94
	Aflac Inc.	1,877	92
	Santander Consumer USA Holdings Inc.	4,454	91
	Simmons First National Corp. Class A	3,376	91
	Torchmark Corp.	1,093	90
*	United Bankshares Inc.	2,342	90
	IBERIABANK Corp.	1,141	89
	Ally Financial Inc.	3,280	89
	Navient Corp.	7,257	89
*	Texas Capital Bancshares Inc.	1,453	89
	Principal Financial Group Inc.	1,668	88
	Bank OZK	2,667	87
	Popular Inc.	1,550	87
	Synchrony Financial	2,603	85
	CIT Group Inc.	1,665	85
	Unum Group	2,271	85
	Axis Capital Holdings Ltd.	1,482	85

	Progressive Corp.	1,152	84
	Cathay General Bancorp	2,162	84
	Janus Henderson Group plc	3,405	83
*	Enstar Group Ltd.	464	83
*	Brighthouse Financial Inc.	2,106	82
	Fifth Third Bancorp	2,889	80
	Voya Financial Inc.	1,568	79
	ConnectOne Bancorp Inc.	3,625	78
	Assurant Inc.	736	76
*	FGL Holdings	9,129	76
	Fidelity National Financial Inc.	2,091	73
	Central Pacific Financial Corp.	2,499	73
*	Cowen Inc. Class A	4,696	73
	Regions Financial Corp.	4,425	73
	Franklin Resources Inc.	2,220	72
	First American Financial Corp.	1,425	72
*	MGIC Investment Corp.	5,544	72
	KeyCorp	4,068	72
	Huntington Bancshares Inc.	4,903	71
	Signature Bank	500	68
*	Ambac Financial Group Inc.	3,418	68
	Pinnacle Financial Partners Inc.	1,151	68
	Invesco Ltd.	3,484	67
	Hancock Whitney Corp.	1,533	67
	Assured Guaranty Ltd.	1,577	66
	New York Community Bancorp Inc.	5,218	65
*	Encore Capital Group Inc.	1,873	64
	First Horizon National Corp.	4,091	64
	Great Western Bancorp Inc.	1,695	64
	South State Corp.	890	63
	Pacific Premier Bancorp Inc.	2,118	63
	Associated Banc-Corp	2,698	63
	Hanmi Financial Corp.	2,721	63
	Synovus Financial Corp.	1,564	62
	Nelnet Inc. Class A	1,129	62
	Dime Community Bancshares Inc.	3,077	61
	Piper Jaffray Cos.	871	61
*	HomeStreet Inc.	2,148	60
	Boston Private Financial Holdings Inc.	4,929	59
	Affiliated Managers Group Inc.	529	58
	Washington Federal Inc.	1,878	58
	Lakeland Bancorp Inc.	3,426	57
	Discover Financial Services	799	57
	Peapack Gladstone Financial Corp.	1,963	57
	CenterState Bank Corp.	2,123	56
	PacWest Bancorp	1,369	56
*	UMB Financial Corp.	807	56
	National Western Life Group Inc. Class A	180	55
	American Financial Group Inc.	554	55
	Home BancShares Inc.	2,826	55
	Ameris Bancorp	1,346	55
	Preferred Bank	1,065	55
	Jefferies Financial Group Inc.	2,687	54
	United Financial Bancorp Inc.	3,506	54
	BankUnited Inc.	1,491	54
	Comerica Inc.	608	53
	Old Republic International Corp.	2,518	53

	Zions Bancorp NA	1,022	52
	Realogy Holdings Corp.	3,783	51
	American Equity Investment Life Holding Co.	1,616	51
	FNB Corp.	4,176	51
	Umpqua Holdings Corp.	2,747	50
	First Citizens BancShares Inc. Class A	114	50
*	MoneyGram International Inc.	20,421	50
	Virtus Investment Partners Inc.	484	50
	BOK Financial Corp.	546	49
	Valley National Bancorp	4,646	49
	Raymond James Financial Inc.	594	49
	LegacyTexas Financial Group Inc.	1,169	49
	Banco Latinoamericano de Comercio Exterior SA	2,314	48
*	Third Point Reinsurance Ltd.	4,518	48
*	Equity Bancshares Inc. Class A	1,415	48
	Heritage Insurance Holdings Inc.	3,205	48
	Brookline Bancorp Inc.	2,990	48
	Sabra Health Care REIT Inc.	2,633	48
	East West Bancorp Inc.	869	47
*	SLM Corp.	4,275	47
	WSFS Financial Corp.	1,085	47
	Provident Financial Services Inc.	1,681	46
*	EZCORP Inc. Class A	4,719	46
	People’s United Financial Inc.	2,574	46
	First Hawaiian Inc.	1,682	45
	Midland States Bancorp Inc.	1,745	45
	E*TRADE Financial Corp.	906	44
*	Greenlight Capital Re Ltd. Class A	3,963	44
	Legg Mason Inc.	1,501	44
*	Arch Capital Group Ltd.	1,321	43
	Wintrust Financial Corp.	576	42
	Trustmark Corp.	1,182	42
	Columbia Banking System Inc.	1,102	42
	Renasant Corp.	1,079	41
*	Customers Bancorp Inc.	1,914	41
	Chemical Financial Corp.	882	40
	iStar Inc.	4,592	40
	Jernigan Capital Inc.	1,843	40
	International Bancshares Corp.	966	39
	Univest Financial Corp.	1,478	39
	Federal Agricultural Mortgage Corp.	469	38
	Oppenheimer Holdings Inc. Class A	1,348	38
	Apple Hospitality REIT Inc.	2,308	38
*	Altisource Portfolio Solutions SA	1,507	38
	JBG SMITH Properties	936	38
	Prosperity Bancshares Inc.	506	38
	OFG Bancorp	1,798	37
	Franklin Financial Network Inc.	1,123	37
	S&T Bancorp Inc.	890	37
	National General Holdings Corp.	1,419	37
	Berkshire Hills Bancorp Inc.	1,166	37
	Walker & Dunlop Inc.	650	36
	Horace Mann Educators Corp.	899	35
	Investors Bancorp Inc.	2,802	35
	Hilltop Holdings Inc.	1,822	35
	Sandy Spring Bancorp Inc.	981	34
	CNA Financial Corp.	787	34

	Oritani Financial Corp.	1,864	33
	Ameriprise Financial Inc.	253	33
	First Merchants Corp.	819	33
	Alleghany Corp.	51	33
	First Busey Corp.	1,200	32
*	TriState Capital Holdings Inc.	1,419	32
	BBX Capital Corp. Class A	5,119	31
	GAIN Capital Holdings Inc.	4,234	29
	First BanCorp	2,515	29
*	Western Alliance Bancorp	625	29
	RenaissanceRe Holdings Ltd.	185	27
	First Interstate BancSystem Inc. Class A	652	27
	Waddell & Reed Financial Inc. Class A	1,452	27
	Hanover Insurance Group Inc.	219	26
	Arlington Asset Investment Corp. Class A	3,114	26
	Flagstar Bancorp Inc.	773	25
*	Axos Financial Inc.	770	25
	Opus Bank	1,086	25
	Global Net Lease Inc.	1,384	25
*	CoreLogic Inc.	670	25
*	Cardtronics plc Class A	824	24
	Old National Bancorp	1,315	23
	Veritex Holdings Inc.	830	23
	BancorpSouth Bank	700	23
	First Bancorp	579	23
	WesBanco Inc.	527	22
*	Triumph Bancorp Inc.	658	22
	First Foundation Inc.	1,454	22
	United Community Banks Inc.	794	22
	First Commonwealth Financial Corp.	1,524	21
	OceanFirst Financial Corp.	843	21
	Bryn Mawr Bank Corp.	519	21
	BGC Partners Inc. Class A	3,439	21
*	On Deck Capital Inc.	3,382	21
	Heartland Financial USA Inc.	424	21
	First Midwest Bancorp Inc.	878	20
	NorthStar Realty Europe Corp.	1,125	20
	Hope Bancorp Inc.	1,374	20
*	Bancorp Inc.	2,205	20
	Carolina Financial Corp.	541	20
*	Eagle Bancorp Inc.	324	19
	Maiden Holdings Ltd.	15,339	19
	Independent Bank Group Inc.	324	19
	Willis Towers Watson plc	109	19
	Mr Cooper Group Inc.	1,257	17
	Park Hotels & Resorts Inc.	535	17
	Banc of California Inc.	954	17
*	Enova International Inc.	602	15
	Columbia Property Trust Inc.	705	15
	HCI Group Inc.	330	15
	Meta Financial Group Inc.	621	15
*	NMI Holdings Inc. Class A	596	14
	Braemar Hotels & Resorts Inc.	1,029	13
	Towne Bank	477	13
	Mercury General Corp.	247	13
*	World Acceptance Corp.	103	13
	Northwest Bancshares Inc.	626	12

	Banner Corp.	186	12
	Argo Group International Holdings Ltd.	165	11
	James River Group Holdings Ltd.	277	11
*	PennyMac Financial Services Inc.	483	11
	Enterprise Financial Services Corp.	244	11
	Employers Holdings Inc.	261	11
			15,708
Health Care (4.6%)
	HCA Healthcare Inc.	2,297	319
*	Cigna Corp.	1,754	306
	Allergan plc	1,666	229
*	Biogen Inc.	462	152
	Perrigo Co. plc	2,280	111
*	MEDNAX Inc.	2,851	94
*	United Therapeutics Corp.	693	88
	Universal Health Services Inc. Class B	628	87
*	Mylan NV	3,179	84
*	Triple-S Management Corp. Class B	3,240	82
*	Laboratory Corp. of America Holdings	547	81
*	Jazz Pharmaceuticals plc	573	80
	Cardinal Health Inc.	1,389	76
*	DaVita Inc.	1,322	75
*	Mallinckrodt plc	3,012	75
*	Premier Inc. Class A	1,855	68
*	Acadia Healthcare Co. Inc.	2,210	58
*	Assertio Therapeutics Inc.	11,741	49
*	Magellan Health Inc.	658	45
	Patterson Cos. Inc.	1,934	44
	McKesson Corp.	338	43
	National HealthCare Corp.	459	37
	Quest Diagnostics Inc.	396	34
*	Bio-Rad Laboratories Inc. Class A	126	34
*	Innoviva Inc.	1,983	31
*	Tivity Health Inc.	1,445	31
*	Select Medical Holdings Corp.	2,070	31
*	Lannett Co. Inc.	3,130	29
*	Prestige Consumer Healthcare Inc.	845	25
	Owens & Minor Inc.	3,885	24
*	Allscripts Healthcare Solutions Inc.	1,813	19
*	Syneos Health Inc.	396	17
			2,558
Materials & Processing (7.2%)
	LyondellBasell Industries NV Class A	3,964	339
	DowDuPont Inc.	3,899	208
	Huntsman Corp.	5,121	127
	Olin Corp.	4,223	109
	United States Steel Corp.	4,000	90
	Owens Corning	1,773	89
	Freeport-McMoRan Inc.	6,828	88
	International Paper Co.	1,827	84
	Southern Copper Corp.	2,285	81
	PH Glatfelter Co.	6,008	81
	Steel Dynamics Inc.	2,147	80
	Reliance Steel & Aluminum Co.	896	80
	Westrock Co.	2,108	79
	Cleveland-Cliffs Inc.	6,706	74

*	Alcoa Corp.	2,517	74
	Westlake Chemical Corp.	1,038	73
	Eastman Chemical Co.	836	69
	Carpenter Technology Corp.	1,457	68
	Nucor Corp.	1,126	68
	Louisiana-Pacific Corp.	2,689	68
	Innophos Holdings Inc.	2,004	67
	Tronox Ltd. Class A	5,472	65
	Graphic Packaging Holding Co.	5,293	64
	Mosaic Co.	2,055	64
	Owens-Illinois Inc.	3,120	62
	Rayonier Advanced Materials Inc.	4,341	61
	Packaging Corp. of America	635	61
	Eagle Materials Inc.	751	57
	Minerals Technologies Inc.	938	56
	Timken Co.	1,270	55
	Schnitzer Steel Industries Inc.	2,215	54
	Chemours Co.	1,381	52
	Commercial Metals Co.	3,090	51
	Acuity Brands Inc.	386	50
*	Clearwater Paper Corp.	1,727	49
*	Patrick Industries Inc.	1,067	48
	Greif Inc. Class A	1,160	47
	Schweitzer-Mauduit International Inc.	1,179	45
	Celanese Corp. Class A	436	45
	Apogee Enterprises Inc.	1,226	44
*	Kraton Corp.	1,214	43
	US Silica Holdings Inc.	2,862	43
	Belden Inc.	686	42
	Griffon Corp.	2,341	42
*	US Concrete Inc.	1,036	42
	Boise Cascade Co.	1,469	41
*	Verso Corp.	2,046	40
*	Univar Inc.	1,701	38
	NN Inc.	3,815	38
*	AdvanSix Inc.	1,027	34
*	Beacon Roofing Supply Inc.	925	34
*	Veritiv Corp.	1,144	33
*	BMC Stock Holdings Inc.	1,723	33
*	Coeur Mining Inc.	6,790	32
	Quanex Building Products Corp.	1,880	32
*	Intrepid Potash Inc.	8,488	32
	Stepan Co.	341	32
*	GMS Inc.	1,616	32
*	Summit Materials Inc. Class A	1,613	27
	Trinseo SA	525	26
*	Continental Building Products Inc.	839	24
*	Builders FirstSource Inc.	1,693	24
*	PQ Group Holdings Inc.	1,439	24
*	Masonite International Corp.	389	22
	Worthington Industries Inc.	518	20
	Olympic Steel Inc.	1,023	20
*	Unifi Inc.	717	16
	Hecla Mining Co.	6,607	16
	Domtar Corp.	279	14
	FMC Corp.	135	12
			4,034

Other (0.1%)
*	Yandex NV Class A	1,886	65

Producer Durables (13.9%)
	FedEx Corp.	2,109	382
	Southwest Airlines Co.	6,324	354
	Delta Air Lines Inc.	6,581	326
	Eaton Corp. plc	3,553	283
	Johnson Controls International plc	6,477	228
	United Technologies Corp.	1,400	176
	Norfolk Southern Corp.	878	157
	Ryder System Inc.	1,838	114
*	United Continental Holdings Inc.	1,243	109
	Air Lease Corp. Class A	2,871	107
	Cummins Inc.	682	105
	Xerox Corp.	3,380	104
*	ADT Inc.	12,836	103
	General Electric Co.	9,725	101
*	JetBlue Airways Corp.	5,905	99
*	United Rentals Inc.	723	97
*	Navistar International Corp.	2,493	96
*	AerCap Holdings NV	2,118	96
*	Conduent Inc.	6,111	89
	RR Donnelley & Sons Co.	16,253	87
*	YRC Worldwide Inc.	10,849	83
	Triumph Group Inc.	3,540	82
*	WESCO International Inc.	1,472	80
	Alaska Air Group Inc.	1,298	80
*	AECOM	2,527	78
	Knight-Swift Transportation Holdings Inc.	2,285	77
	Trinity Industries Inc.	3,238	76
*	Tutor Perini Corp.	3,990	75
*	Colfax Corp.	2,788	74
	American Airlines Group Inc.	2,057	73
	Kelly Services Inc. Class A	3,004	73
	Textron Inc.	1,334	72
	KBR Inc.	3,657	72
*	Darling Ingredients Inc.	3,178	70
*	Lydall Inc.	2,445	69
	Aircastle Ltd.	3,382	67
*	Atlas Air Worldwide Holdings Inc.	1,214	65
	Copa Holdings SA Class A	735	65
	ACCO Brands Corp.	6,961	65
	SkyWest Inc.	1,179	64
	Costamare Inc.	11,934	62
	AGCO Corp.	918	62
	Quanta Services Inc.	1,706	61
*	Modine Manufacturing Co.	4,029	61
	Arconic Inc.	3,175	59
	Teekay Corp.	13,986	57
	ManpowerGroup Inc.	680	57
	ArcBest Corp.	1,593	55
*	XPO Logistics Inc.	1,077	54
*	Genesee & Wyoming Inc. Class A	659	54
	Werner Enterprises Inc.	1,562	54
	Regal Beloit Corp.	636	53
*	US Xpress Enterprises Inc. Class A	6,008	53

	Kennametal Inc.	1,372	52
*	CAI International Inc.	2,174	51
	Ship Finance International Ltd.	4,086	51
*	SEACOR Holdings Inc.	1,124	50
	Schneider National Inc. Class B	2,290	50
	PACCAR Inc.	737	50
*	Covenant Transportation Group Inc. Class A	2,180	50
*	TrueBlue Inc.	2,153	50
	Quad/Graphics Inc.	3,392	50
*	Milacron Holdings Corp.	3,483	49
	Scorpio Bulkers Inc.	11,460	49
	GasLog Ltd.	3,003	48
*	Textainer Group Holdings Ltd.	4,367	48
	Pentair plc	1,093	47
	Triton International Ltd.	1,396	46
	Hawaiian Holdings Inc.	1,507	45
*	Blue Bird Corp.	2,394	45
	Knoll Inc.	2,092	44
	Herman Miller Inc.	1,192	44
	Caterpillar Inc.	315	43
*	WageWorks Inc.	1,288	42
	Wabash National Corp.	2,829	42
	Astec Industries Inc.	1,099	42
	Steelcase Inc. Class A	2,384	42
	DHT Holdings Inc.	9,548	41
	Allegiant Travel Co. Class A	311	41
*	Genco Shipping & Trading Ltd.	5,023	41
*	Herc Holdings Inc.	923	41
	Matson Inc.	1,121	40
	Fluor Corp.	1,054	40
	GATX Corp.	474	38
*	Aegion Corp. Class A	2,139	37
	Deluxe Corp.	790	37
	Kansas City Southern	338	37
*	Spirit Airlines Inc.	619	35
	Columbus McKinnon Corp.	908	34
	Briggs & Stratton Corp.	2,578	34
*	InnerWorkings Inc.	6,901	33
	Oshkosh Corp.	427	33
*	Vectrus Inc.	1,172	32
*	Hub Group Inc. Class A	730	31
*	International Seaways Inc.	1,836	31
	EnPro Industries Inc.	441	30
*	Sykes Enterprises Inc.	1,020	30
	Greenbrier Cos. Inc.	674	28
*	Titan Machinery Inc.	1,433	28
*	SPX FLOW Inc.	747	26
*	Saia Inc.	376	25
*	Atkore International Group Inc.	1,064	25
	Terex Corp.	697	23
*	MYR Group Inc.	696	23
	REV Group Inc.	2,630	23
*	Echo Global Logistics Inc.	923	22
*	TopBuild Corp.	369	22
*	Sterling Construction Co. Inc.	1,483	22
	ABM Industries Inc.	605	22
	Pitney Bowes Inc.	2,974	21

*	Wesco Aircraft Holdings Inc.	2,513	21
	Titan International Inc.	2,780	17
	Navigant Consulting Inc.	835	17
*	Stericycle Inc.	385	17
	H&E Equipment Services Inc.	550	16
*	CIRCOR International Inc.	488	15
*	Frontline Ltd.	2,366	15
*	MasTec Inc.	325	14
*	Electronics For Imaging Inc.	494	13
*	Air Transport Services Group Inc.	544	13
*	Manitowoc Co. Inc.	680	12
*	Allegheny Technologies Inc.	390	11
	Wabtec Corp.	52	4
			7,756
Technology (8.4%)
	NXP Semiconductors NV	4,483	409
*	Micron Technology Inc.	8,186	335
	Lam Research Corp.	1,777	313
	HP Inc.	13,555	267
	Applied Materials Inc.	5,208	200
	Intel Corp.	3,501	185
	TE Connectivity Ltd.	2,201	181
	International Business Machines Corp.	1,039	144
	Broadcom Inc.	464	128
	Western Digital Corp.	2,424	122
	Hewlett Packard Enterprise Co.	6,540	107
*	Flex Ltd.	10,130	107
*	Tech Data Corp.	1,019	104
	QUALCOMM Inc.	1,768	94
	DXC Technology Co.	1,376	91
	Jabil Inc.	3,141	89
*	TTM Technologies Inc.	7,148	87
*	CommScope Holding Co. Inc.	3,608	84
	Corning Inc.	2,353	82
*	NCR Corp.	2,692	75
	Avnet Inc.	1,512	66
*	Maxar Technologies Inc.	8,950	65
*	Amkor Technology Inc.	7,133	63
	MKS Instruments Inc.	741	61
*	Unisys Corp.	4,352	59
*	Qorvo Inc.	820	58
*	Asure Software Inc.	8,660	56
*	Coherent Inc.	384	51
	KEMET Corp.	2,586	49
	Seagate Technology plc	1,051	49
*	EchoStar Corp. Class A	1,250	48
*	Avaya Holdings Corp.	2,986	46
*	Insight Enterprises Inc.	795	44
	VMware Inc. Class A	258	44
	Vishay Intertechnology Inc.	2,009	44
	ManTech International Corp. Class A	786	43
*	Sanmina Corp.	1,334	43
*	Applied Optoelectronics Inc.	2,981	40
*	Photronics Inc.	4,067	40
*	Anixter International Inc.	671	39
	TiVo Corp.	3,822	38
	Presidio Inc.	2,124	35

*	AXT Inc.	7,840	35
*	ScanSource Inc.	924	35
*	ON Semiconductor Corp.	1,553	33
	LogMeIn Inc.	399	32
*	Arrow Electronics Inc.	385	31
	AVX Corp.	1,661	30
*	Ichor Holdings Ltd.	1,346	28
*	Loral Space & Communications Inc.	686	28
	CDK Global Inc.	475	28
	Skyworks Solutions Inc.	317	26
*	Knowles Corp.	1,511	25
	Methode Electronics Inc.	827	23
*	NETGEAR Inc.	614	22
*	Ultra Clean Holdings Inc.	1,579	17
*	NetScout Systems Inc.	586	16
*	SMART Global Holdings Inc.	513	15
*	Cirrus Logic Inc.	289	12
			4,721
Utilities (5.5%)
	AT&T Inc.	12,473	388
	Exelon Corp.	5,261	256
	Entergy Corp.	2,336	218
	Verizon Communications Inc.	3,788	216
	Consolidated Edison Inc.	2,431	200
	PPL Corp.	5,474	176
*	T-Mobile US Inc.	2,278	164
	Edison International	2,131	128
	Southern Co.	2,447	122
	NorthWestern Corp.	1,700	116
	CenturyLink Inc.	8,530	112
*	Vistra Energy Corp.	4,130	108
	ALLETE Inc.	1,250	101
	Telephone & Data Systems Inc.	3,128	100
	National Fuel Gas Co.	1,439	87
	American Electric Power Co. Inc.	1,046	85
	Duke Energy Corp.	817	73
	Black Hills Corp.	939	67
	PNM Resources Inc.	1,232	54
	Clearway Energy Inc.	2,976	45
	MDU Resources Group Inc.	1,654	44
	El Paso Electric Co.	751	40
	Pattern Energy Group Inc. Class A	1,515	32
	AES Corp.	1,634	28
	Pinnacle West Capital Corp.	264	25
	j2 Global Inc.	290	25
	Hawaiian Electric Industries Inc.	641	24
	Portland General Electric Co.	464	23
	Spire Inc.	204	16
	CenterPoint Energy Inc.	504	15
	Eversource Energy	183	13
			3,101
Total Common Stocks (Cost $56,750)			55,777

		Coupon
Temporary Cash Investment (0.1%)[1]
Money Market Fund (0.1%)
2	Vanguard Market Liquidity Fund (Cost $77)	2.563%	769	77

Total Investments (99.8%) (Cost $56,827)				55,854
Other Assets and Liabilities-Net (0.2%)[3]				119
Net Assets (100%)				55,973

*	Non-income-producing security.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Cash of $11,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	2	158	12

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin

U.S. Value Factor ETF

representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on Schedule of Investments.

At February 28, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Vanguard U.S. Quality Factor ETF

Schedule of Investments (unaudited)

As of February 28, 2019

		Shares	Market Value ($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (25.5%)
	Estee Lauder Cos. Inc. Class A	1,556	244
*	Amazon.com Inc.	138	226
	Ross Stores Inc.	2,359	224
	Costco Wholesale Corp.	955	209
	NIKE Inc. Class B	2,302	197
	Starbucks Corp.	2,772	195
	Target Corp.	2,483	180
*	Booking Holdings Inc.	105	178
	TJX Cos. Inc.	3,285	168
	Walmart Inc.	1,607	159
	Lowe’s Cos. Inc.	1,465	154
	Dollar General Corp.	812	96
	Haverty Furniture Cos. Inc.	3,304	80
	Oxford Industries Inc.	910	72
	Brinker International Inc.	1,289	59
	Autoliv Inc.	706	58
	Scholastic Corp.	1,343	57
	L Brands Inc.	2,130	56
*	Wayfair Inc.	318	53
	Thor Industries Inc.	815	53
	Walt Disney Co.	461	52
*	Zumiez Inc.	1,970	49
*	Lululemon Athletica Inc.	301	45
*	Chipotle Mexican Grill Inc. Class A	74	45
	American Eagle Outfitters Inc.	2,128	43
*	Ulta Beauty Inc.	137	43
	Foot Locker Inc.	687	41
*	Under Armour Inc. Class A	1,740	39
*	Rent-A-Center Inc.	2,088	39
	Yum China Holdings Inc.	894	37
	Bed Bath & Beyond Inc.	2,203	37
	Nordstrom Inc.	779	37
*	AutoZone Inc.	38	36
*	Capri Holdings Ltd.	780	36
*	Burlington Stores Inc.	207	35
	Garmin Ltd.	415	35
	Advance Auto Parts Inc.	214	35
*	Urban Outfitters Inc.	1,104	34
	Expedia Group Inc.	271	33
	Williams-Sonoma Inc.	572	33
*	Vera Bradley Inc.	3,482	33
	Guess? Inc.	1,406	31
	Texas Roadhouse Inc. Class A	490	31
*	TripAdvisor Inc.	578	31
*	Cooper-Standard Holdings Inc.	510	31
	Columbia Sportswear Co.	296	30
*	Potbelly Corp.	3,543	30
*	Hibbett Sports Inc.	1,597	30
*	Etsy Inc.	415	30

	Cheesecake Factory Inc.	621	29
	Lear Corp.	191	29
*	Red Robin Gourmet Burgers Inc.	932	28
	Movado Group Inc.	773	27
*	K12 Inc.	843	27
*	Meritor Inc.	1,209	27
	HealthStream Inc.	960	27
	Tilly’s Inc. Class A	2,200	27
	Tapestry Inc.	759	27
	Chico’s FAS Inc.	4,508	26
*	Five Below Inc.	215	26
	Tractor Supply Co.	271	26
*	Monarch Casino & Resort Inc.	581	25
	PriceSmart Inc.	394	25
*	Express Inc.	4,736	25
	DSW Inc. Class A	829	25
	Standard Motor Products Inc.	491	24
	Genuine Parts Co.	221	24
	Citi Trends Inc.	1,094	24
*	Grand Canyon Education Inc.	203	23
*	Sally Beauty Holdings Inc.	1,294	23
*	Crocs Inc.	905	23
	World Wrestling Entertainment Inc. Class A	277	23
*	Cracker Barrel Old Country Store Inc.	142	23
*	Stoneridge Inc.	777	23
*	Skechers U.S.A. Inc. Class A	670	23
*	Sleep Number Corp.	514	22
*	Chuy’s Holdings Inc.	1,000	22
*	Helen of Troy Ltd.	198	22
	Hyatt Hotels Corp. Class A	304	22
	Ralph Lauren Corp. Class A	176	22
	Buckle Inc.	1,133	22
	Inter Parfums Inc.	293	22
*	Deckers Outdoor Corp.	143	21
	Shoe Carnival Inc.	550	21
	Darden Restaurants Inc.	186	21
	PulteGroup Inc.	764	21
	Gap Inc.	811	21
*	Genesco Inc.	423	20
	Papa John’s International Inc.	467	20
*	Francesca’s Holdings Corp.	24,102	20
*	J. Jill Inc.	3,373	20
	Kohl’s Corp.	297	20
*	Ollie’s Bargain Outlet Holdings Inc.	223	20
*	MarineMax Inc.	997	20
	Tower International Inc.	760	20
*	Cavco Industries Inc.	136	19
	Monro Inc.	242	18
	National Presto Industries Inc.	164	18
	Best Buy Co. Inc.	267	18
*	RH	119	18
	BJ’s Restaurants Inc.	375	18
	Gentex Corp.	879	18
	Johnson Outdoors Inc. Class A	272	18
*	Revlon Inc. Class A	653	17
	H&R Block Inc.	710	17
	Aaron’s Inc.	313	17

	La-Z-Boy Inc.	476	16
*	Care.com Inc.	643	16
*	1-800-Flowers.com Inc. Class A	891	16
	Dick’s Sporting Goods Inc.	405	16
	Tiffany & Co.	166	16
	Dillard’s Inc. Class A	199	16
*	Rosetta Stone Inc.	967	16
	Gannett Co. Inc.	1,297	15
	Hasbro Inc.	172	15
	Shutterstock Inc.	310	14
	Abercrombie & Fitch Co.	645	14
	Children’s Place Inc.	142	14
	Steven Madden Ltd.	408	13
*	Fiesta Restaurant Group Inc.	860	13
	Ethan Allen Interiors Inc.	641	13
*	GoPro Inc. Class A	2,204	13
	Caleres Inc.	405	13
	Macy’s Inc.	490	12
	John Wiley & Sons Inc. Class A	226	12
	Wingstop Inc.	172	11
	Cato Corp. Class A	706	11
	Hooker Furniture Corp.	349	11
	Tile Shop Holdings Inc.	1,716	11
*	American Public Education Inc.	337	11
*	Universal Electronics Inc.	322	11
*	Fox Factory Holding Corp.	169	11
	Big Lots Inc.	339	11
*	Overstock.com Inc.	539	11
*	WideOpenWest Inc.	1,283	11
*	NVR Inc.	4	10
*	Murphy USA Inc.	132	10
*	ZAGG Inc.	861	10
*	Dorman Products Inc.	118	10
	Ruth’s Hospitality Group Inc.	368	9
*	Fossil Group Inc.	592	9
*	El Pollo Loco Holdings Inc.	566	9
*	Pier 1 Imports Inc.	6,151	8
	Signet Jewelers Ltd.	278	8
*	Fitbit Inc. Class A	1,291	8
	Cable One Inc.	8	8
	Wolverine World Wide Inc.	205	7
*	Liberty Expedia Holdings Inc. Class A	164	7
	Dave & Buster’s Entertainment Inc.	139	7
*	elf Beauty Inc.	896	7
*	Lumber Liquidators Holdings Inc.	584	7
*	Regis Corp.	378	7
*	America’s Car-Mart Inc.	81	7
*	Henry Schein Inc.	109	6
*	Nautilus Inc.	927	6
	Winnebago Industries Inc.	175	6
*	Boot Barn Holdings Inc.	199	6
*	Habit Restaurants Inc. Class A	468	5
	Bloomin’ Brands Inc.	253	5
	New Media Investment Group Inc.	379	5
*	Adtalem Global Education Inc.	90	4
	International Speedway Corp. Class A	84	4

	Tailored Brands Inc.	172	2
			5,633
Consumer Staples (4.9%)
*	Monster Beverage Corp.	2,401	153
	Walgreens Boots Alliance Inc.	2,089	149
	Procter & Gamble Co.	1,360	134
	Keurig Dr Pepper Inc.	2,024	51
	Flowers Foods Inc.	2,204	45
	Weis Markets Inc.	853	43
*	Performance Food Group Co.	852	33
	Cal-Maine Foods Inc.	727	32
	Dean Foods Co.	7,756	31
	Tootsie Roll Industries Inc.	773	29
*	Boston Beer Co. Inc. Class A	89	28
	Lancaster Colony Corp.	177	28
	Nu Skin Enterprises Inc. Class A	416	25
	J&J Snack Foods Corp.	160	25
*	Herbalife Nutrition Ltd.	413	23
	Ingredion Inc.	246	23
	Core-Mark Holding Co. Inc.	679	21
	Church & Dwight Co. Inc.	310	20
	PetMed Express Inc.	854	20
*	USANA Health Sciences Inc.	199	20
	Medifast Inc.	130	17
*	Freshpet Inc.	393	16
	Sanderson Farms Inc.	134	15
	Hormel Foods Corp.	338	15
	Coca-Cola Consolidated Inc.	53	13
	John B Sanfilippo & Son Inc.	189	13
	Calavo Growers Inc.	147	12
	Kroger Co.	406	12
*	United Natural Foods Inc.	688	10
	Casey’s General Stores Inc.	73	10
	National Beverage Corp.	107	7
*	Sprouts Farmers Market Inc.	285	7
	Ingles Markets Inc. Class A	189	6
			1,086
Energy (3.4%)
	Chevron Corp.	1,232	147
	Exxon Mobil Corp.	1,624	128
*	Enphase Energy Inc.	9,121	83
	Marathon Oil Corp.	4,054	67
	Mammoth Energy Services Inc.	2,521	58
	ConocoPhillips	772	53
	Warrior Met Coal Inc.	1,747	51
	RPC Inc.	4,201	45
*	Renewable Energy Group Inc.	1,144	31
*	CONSOL Energy Inc.	600	23
	Baker Hughes a GE Co. Class A	724	19
*	Matrix Service Co.	671	14
	Peabody Energy Corp.	368	11
*	W&T Offshore Inc.	1,690	9
	Arch Coal Inc. Class A	77	7
*	Dril-Quip Inc.	94	4
			750

Financial Services (18.1%)
*	PayPal Holdings Inc.	2,493	245
	SunTrust Banks Inc.	2,915	189
	Wells Fargo & Co.	3,375	168
	JPMorgan Chase & Co.	1,542	161
	US Bancorp	3,006	155
	Mastercard Inc. Class A	665	150
	Visa Inc. Class A	791	117
	PNC Financial Services Group Inc.	763	96
*	Western Alliance Bancorp	1,672	77
	PacWest Bancorp	1,761	72
	Raymond James Financial Inc.	824	68
	Bank of Hawaii Corp.	801	66
	Cadence BanCorp Class A	3,291	66
	Comerica Inc.	736	64
	Citizens Financial Group Inc.	1,717	63
	Regions Financial Corp.	3,768	62
*	United Bankshares Inc.	1,479	57
	Allstate Corp.	601	57
	First Hawaiian Inc.	2,044	55
	Trustmark Corp.	1,511	54
	BB&T Corp.	1,051	54
*	UMB Financial Corp.	744	51
	Capitol Federal Financial Inc.	3,752	50
	First Citizens BancShares Inc. Class A	114	50
	National Western Life Group Inc. Class A	158	49
	NBT Bancorp Inc.	1,248	48
	Meridian Bancorp Inc.	2,899	47
	Hanmi Financial Corp.	1,897	44
	Alexander’s Inc.	102	39
	Central Pacific Financial Corp.	1,190	35
	Synchrony Financial	1,054	34
	Commerce Bancshares Inc.	521	33
	Bank of New York Mellon Corp.	556	29
	Ameriprise Financial Inc.	215	28
	M&T Bank Corp.	162	28
	Erie Indemnity Co. Class A	156	28
	FirstCash Inc.	316	28
	Enterprise Financial Services Corp.	601	27
	Webster Financial Corp.	471	27
*	Eagle Bancorp Inc.	456	27
	SL Green Realty Corp.	293	27
	MarketAxess Holdings Inc.	102	25
	SEI Investments Co.	471	25
*	Axos Financial Inc.	754	24
	LPL Financial Holdings Inc.	321	24
*	Essent Group Ltd.	556	24
	Primerica Inc.	190	24
	Discover Financial Services	327	23
	Bank OZK	701	23
	Charles Schwab Corp.	499	23
	Federated Investors Inc. Class B	764	23
	Preferred Bank	440	23
	Jack Henry & Associates Inc.	169	22
	Eaton Vance Corp.	533	22
	First Financial Bankshares Inc.	335	22
	T. Rowe Price Group Inc.	215	22

	Affiliated Managers Group Inc.	194	21
	CoreCivic Inc.	1,002	21
	Lincoln National Corp.	336	21
	Zions Bancorp NA	406	21
	TFS Financial Corp.	1,208	21
	KeyCorp	1,152	20
	Walker & Dunlop Inc.	361	20
	Principal Financial Group Inc.	382	20
	Lakeland Financial Corp.	412	20
	Cullen/Frost Bankers Inc.	186	19
	GEO Group Inc.	839	19
	LTC Properties Inc.	426	19
	Aflac Inc.	345	17
	Bank of NT Butterfield & Son Ltd.	399	16
	Park National Corp.	162	16
	Janus Henderson Group plc	658	16
*	TriState Capital Holdings Inc.	709	16
	City Holding Co.	194	16
	CorEnergy Infrastructure Trust Inc.	426	16
	1st Source Corp.	322	15
	Cathay General Bancorp	393	15
*	Credit Acceptance Corp.	34	15
	Lakeland Bancorp Inc.	889	15
	Synovus Financial Corp.	365	15
	Waddell & Reed Financial Inc. Class A	733	14
	S&T Bancorp Inc.	318	13
	International Bancshares Corp.	300	12
	TrustCo Bank Corp.	1,429	12
	CVB Financial Corp.	528	12
	Washington Federal Inc.	390	12
	Brown & Brown Inc.	396	12
	Northern Trust Corp.	123	11
	ServisFirst Bancshares Inc.	324	11
	Total System Services Inc.	115	11
	Huntington Bancshares Inc.	749	11
	Broadridge Financial Solutions Inc.	100	10
	Equifax Inc.	92	10
	Kinsale Capital Group Inc.	143	10
	Ally Financial Inc.	347	9
	BOK Financial Corp.	102	9
	Hope Bancorp Inc.	629	9
	WR Berkley Corp.	108	9
	Prosperity Bancshares Inc.	121	9
	Fifth Third Bancorp	324	9
	Cincinnati Financial Corp.	101	9
	East West Bancorp Inc.	153	8
	FactSet Research Systems Inc.	34	8
	MSCI Inc. Class A	43	8
	BancorpSouth Bank	236	8
	AMERISAFE Inc.	117	7
	BancFirst Corp.	129	7
*	Zillow Group Inc.	166	7
	Umpqua Holdings Corp.	373	7
	Torchmark Corp.	82	7
	Universal Insurance Holdings Inc.	170	7
	Hospitality Properties Trust	240	7
	First Republic Bank	61	6

	TD Ameritrade Holding Corp.	112	6
	Independent Bank Corp.	74	6
	Nelnet Inc. Class A	111	6
	Great Western Bancorp Inc.	155	6
	Glacier Bancorp Inc.	130	6
*	SVB Financial Group	23	6
	Provident Financial Services Inc.	204	6
	RLI Corp.	79	6
*	Texas Capital Bancshares Inc.	90	6
	E*TRADE Financial Corp.	110	5
	Fulton Financial Corp.	310	5
	Columbia Property Trust Inc.	244	5
	Investors Bancorp Inc.	408	5
	Tompkins Financial Corp.	55	4
	Senior Housing Properties Trust	335	4
	WSFS Financial Corp.	98	4
	LegacyTexas Financial Group Inc.	100	4
	Cohen & Steers Inc.	99	4
	Pebblebrook Hotel Trust	101	3
			4,012
Health Care (9.1%)
*	Vertex Pharmaceuticals Inc.	1,181	223
*	Biogen Inc.	556	182
	Merck & Co. Inc.	1,474	120
*	Masimo Corp.	520	68
*	ChemoCentryx Inc.	6,044	65
*	HMS Holdings Corp.	1,868	64
*	Neogen Corp.	981	61
	Patterson Cos. Inc.	2,611	59
*	Alkermes plc	1,555	52
*	Premier Inc. Class A	1,303	48
*	Illumina Inc.	152	47
	UnitedHealth Group Inc.	186	45
*	Cigna Corp.	237	41
	Invacare Corp.	4,201	41
	LeMaitre Vascular Inc.	1,327	40
*	ICU Medical Inc.	150	37
*	Cerner Corp.	626	35
*	Surmodics Inc.	600	35
	Cantel Medical Corp.	452	33
*	Veeva Systems Inc. Class A	251	30
	ResMed Inc.	268	27
*	Jazz Pharmaceuticals plc	194	27
*	Glaukos Corp.	355	26
*	Haemonetics Corp.	299	26
	Bruker Corp.	644	25
*	LivaNova plc	259	24
*	Intuitive Surgical Inc.	44	24
*	Align Technology Inc.	92	24
*	Inogen Inc.	220	24
*	NuVasive Inc.	369	22
*	Globus Medical Inc.	433	21
*	ABIOMED Inc.	62	21
	Medtronic plc	227	20
*	HealthEquity Inc.	249	20
*	NextGen Healthcare Inc.	1,124	20
*	Triple-S Management Corp. Class B	773	20

	Meridian Bioscience Inc.	1,147	19
*	Collegium Pharmaceutical Inc.	1,098	19
*	Anika Therapeutics Inc.	585	19
*	Medpace Holdings Inc.	341	19
*	Amedisys Inc.	150	19
	Chemed Corp.	55	18
*	AtriCure Inc.	557	18
*	Orthofix Medical Inc.	279	17
*	Genomic Health Inc.	210	16
	West Pharmaceutical Services Inc.	125	13
*	Varian Medical Systems Inc.	97	13
	Atrion Corp.	16	13
	US Physical Therapy Inc.	107	12
*	Cross Country Healthcare Inc.	1,281	11
*	Centene Corp.	180	11
*	Jounce Therapeutics Inc.	2,323	10
	Luminex Corp.	386	10
	Agilent Technologies Inc.	115	9
*	AngioDynamics Inc.	374	8
*	Heska Corp.	102	8
*	Amphastar Pharmaceuticals Inc.	328	8
	CONMED Corp.	104	8
*	Myriad Genetics Inc.	249	8
*	OPKO Health Inc.	2,829	7
	STERIS plc	58	7
*	AMN Healthcare Services Inc.	113	6
			2,023
Materials & Processing (3.1%)
	Sonoco Products Co.	1,359	79
*	BMC Stock Holdings Inc.	3,951	76
	Ecolab Inc.	285	48
	PolyOne Corp.	1,318	43
	Fastenal Co.	614	39
*	NCI Building Systems Inc.	5,071	36
	Materion Corp.	480	28
	Watsco Inc.	181	26
	Eagle Materials Inc.	321	24
	Quanex Building Products Corp.	1,383	24
	Louisiana-Pacific Corp.	940	24
	Acuity Brands Inc.	177	23
*	Veritiv Corp.	727	21
	Myers Industries Inc.	1,067	20
	Apogee Enterprises Inc.	503	18
*	RBC Bearings Inc.	126	18
	Quaker Chemical Corp.	50	10
	Stepan Co.	104	10
	Royal Gold Inc.	109	10
	AAON Inc.	230	9
	Cabot Microelectronics Corp.	79	9
	Greif Inc. Class A	219	9
	Reliance Steel & Aluminum Co.	93	8
	Comfort Systems USA Inc.	154	8
	Chase Corp.	83	8
*	Continental Building Products Inc.	264	8
	Balchem Corp.	85	7
	Insteel Industries Inc.	329	7
	Simpson Manufacturing Co. Inc.	119	7

	Boise Cascade Co.	230	6
	Packaging Corp. of America	52	5
	Newmont Mining Corp.	145	5
*	Verso Corp.	242	5
			678
Other (0.4%)
*	Yandex NV Class A	1,930	67
*	Check Point Software Technologies Ltd.	272	33
			100
Producer Durables (15.5%)
	Southwest Airlines Co.	3,457	194
	Raytheon Co.	927	173
	Accenture plc Class A	791	128
	AO Smith Corp.	1,658	86
	AGCO Corp.	1,160	78
*	FTI Consulting Inc.	1,009	75
	Genpact Ltd.	2,193	73
	Cubic Corp.	1,120	69
*	Electronics For Imaging Inc.	2,529	68
	Paychex Inc.	870	67
	MSA Safety Inc.	643	66
*	WESCO International Inc.	1,198	65
	Mesa Laboratories Inc.	282	65
	Schneider National Inc. Class B	2,953	65
*	Aerovironment Inc.	786	63
	Lindsay Corp.	657	61
	ArcBest Corp.	1,692	59
	Avery Dennison Corp.	538	58
	Nordson Corp.	404	55
	Standex International Corp.	666	55
	Johnson Controls International plc	1,522	54
*	CSW Industrials Inc.	936	53
	Emerson Electric Co.	774	53
	Kaman Corp.	779	48
*	WageWorks Inc.	1,433	47
*	TriNet Group Inc.	765	47
	Rockwell Automation Inc.	255	45
	Delta Air Lines Inc.	887	44
	MAXIMUS Inc.	581	41
	Healthcare Services Group Inc.	1,068	41
	Astec Industries Inc.	1,042	40
	Curtiss-Wright Corp.	293	36
	Rollins Inc.	861	34
	Expeditors International of Washington Inc.	432	32
	Franklin Electric Co. Inc.	602	32
	National Instruments Corp.	683	32
	Dover Corp.	336	30
	Robert Half International Inc.	436	30
	Snap-on Inc.	185	30
*	US Xpress Enterprises Inc. Class A	3,305	29
*	Teledyne Technologies Inc.	121	28
	FLIR Systems Inc.	550	28
	CRA International Inc.	538	27
*	Sykes Enterprises Inc.	881	26
	IDEX Corp.	171	25
	Altra Industrial Motion Corp.	770	24

	Landstar System Inc.	217	24
	US Ecology Inc.	402	23
	Boeing Co.	50	22
	Marten Transport Ltd.	1,178	22
	CH Robinson Worldwide Inc.	243	22
*	Energy Recovery Inc.	2,703	22
	HNI Corp.	557	21
	Old Dominion Freight Line Inc.	138	21
	Tennant Co.	328	21
	EMCOR Group Inc.	269	19
	Hillenbrand Inc.	438	19
*	Control4 Corp.	1,041	19
	Systemax Inc.	924	19
	Navigant Consulting Inc.	818	17
	Pentair plc	393	17
*	SP Plus Corp.	482	17
	Heartland Express Inc.	816	16
	ICF International Inc.	214	16
	Kforce Inc.	434	16
*	Saia Inc.	241	16
	Raven Industries Inc.	394	16
*	HD Supply Holdings Inc.	358	15
	Insperity Inc.	120	15
	Kelly Services Inc. Class A	614	15
	Exponent Inc.	260	15
	Huntington Ingalls Industries Inc.	70	15
*	CoStar Group Inc.	32	15
	ManpowerGroup Inc.	170	14
	WW Grainger Inc.	46	14
	Deluxe Corp.	293	14
*	TrueBlue Inc.	587	13
	Toro Co.	186	13
*	Colfax Corp.	460	12
	Columbus McKinnon Corp.	324	12
	UniFirst Corp.	81	12
*	Proto Labs Inc.	103	12
*	Hub Group Inc. Class A	238	10
*	Aegion Corp. Class A	576	10
*	Blue Bird Corp.	526	10
*	Casella Waste Systems Inc. Class A	277	10
	Xylem Inc.	127	10
	Badger Meter Inc.	161	9
	MSC Industrial Direct Co. Inc. Class A	109	9
	Korn Ferry	184	9
	McGrath RentCorp	143	8
*	Copart Inc.	143	8
	Textron Inc.	150	8
	Alaska Air Group Inc.	132	8
	Graco Inc.	172	8
*	JetBlue Airways Corp.	476	8
	Forward Air Corp.	122	8
*	ExlService Holdings Inc.	128	8
	JB Hunt Transport Services Inc.	72	8
	Heidrick & Struggles International Inc.	179	8
	Brady Corp. Class A	152	7
	Steelcase Inc. Class A	393	7
	Barrett Business Services Inc.	87	7

	Werner Enterprises Inc.	192	7
	Herman Miller Inc.	178	6
*	FARO Technologies Inc.	142	6
	Stanley Black & Decker Inc.	43	6
	Encore Wire Corp.	93	5
*	Echo Global Logistics Inc.	223	5
	Knoll Inc.	253	5
	H&E Equipment Services Inc.	176	5
*	Covenant Transportation Group Inc. Class A	205	5
*	Advanced Energy Industries Inc.	77	4
*	Arlo Technologies Inc.	398	2
			3,424
Technology (19.1%)
	Texas Instruments Inc.	2,397	254
*	Facebook Inc. Class A	1,512	244
	Intel Corp.	4,177	221
	Cognizant Technology Solutions Corp. Class A	2,642	188
	Apple Inc.	1,015	176
*	Micron Technology Inc.	4,108	168
	Activision Blizzard Inc.	3,722	157
*	Alphabet Inc. Class A	136	153
	HP Inc.	7,731	153
*	Adobe Inc.	553	145
*	Insight Enterprises Inc.	1,519	85
*	PDF Solutions Inc.	6,727	80
*	Synopsys Inc.	734	75
	ADTRAN Inc.	4,911	74
*	Tech Data Corp.	666	68
*	IPG Photonics Corp.	430	67
*	Nanometrics Inc.	2,198	63
	Cognex Corp.	1,136	61
	Ubiquiti Networks Inc.	397	57
	Maxim Integrated Products Inc.	1,010	55
	Monolithic Power Systems Inc.	405	54
*	Yelp Inc. Class A	1,451	54
*	Cargurus Inc.	1,184	51
*	GoDaddy Inc. Class A	671	50
	DXC Technology Co.	723	48
	Intuit Inc.	190	47
	Cohu Inc.	2,600	47
	Universal Display Corp.	310	46
*	Atlassian Corp. plc Class A	336	36
*	ShotSpotter Inc.	713	36
	Blackbaud Inc.	441	34
*	Nutanix Inc.	678	34
*	Yext Inc.	1,750	33
*	Alarm.com Holdings Inc.	494	32
*	Fortinet Inc.	369	32
*	Workiva Inc.	635	31
*	EPAM Systems Inc.	183	30
	Citrix Systems Inc.	257	27
*	Altair Engineering Inc. Class A	711	25
*	TechTarget Inc.	1,500	25
*	F5 Networks Inc.	147	25
*	HubSpot Inc.	145	24
*	SPS Commerce Inc.	223	24
*	New Relic Inc.	217	23

*	Blackline Inc.	436	23
*	ePlus Inc.	250	22
*	Qualys Inc.	263	22
*	Arista Networks Inc.	77	22
*	Cadence Design Systems Inc.	375	21
	LogMeIn Inc.	269	21
	Jabil Inc.	738	21
*	Perficient Inc.	721	21
	VMware Inc. Class A	119	20
*	LivePerson Inc.	722	20
	Xilinx Inc.	156	20
*	Impinj Inc.	1,148	19
*	PTC Inc.	203	19
*	Glu Mobile Inc.	2,085	19
*	Manhattan Associates Inc.	336	18
	Dolby Laboratories Inc. Class A	281	18
*	CommVault Systems Inc.	269	18
*	Cirrus Logic Inc.	445	18
*	NETGEAR Inc.	488	17
*	Cloudera Inc.	1,200	17
*	Akamai Technologies Inc.	247	17
	NIC Inc.	978	17
*	Photronics Inc.	1,654	16
*	Tucows Inc. Class A	209	16
	Skyworks Solutions Inc.	197	16
	Amdocs Ltd.	285	16
*	Appfolio Inc.	216	16
*	ANSYS Inc.	88	16
*	Coherent Inc.	109	14
*	Casa Systems Inc.	1,416	14
*	Coupa Software Inc.	137	13
	Progress Software Corp.	342	13
*	Tyler Technologies Inc.	61	12
	Monotype Imaging Holdings Inc.	627	12
*	NetScout Systems Inc.	439	12
*	Palo Alto Networks Inc.	46	11
	Power Integrations Inc.	154	11
*	Varonis Systems Inc.	183	10
*	Immersion Corp.	1,155	10
	NetApp Inc.	159	10
*	Benefitfocus Inc.	209	10
	Teradyne Inc.	239	10
*	CalAmp Corp.	658	9
*	Teradata Corp.	188	9
*	Diodes Inc.	222	9
*	TrueCar Inc.	1,200	9
	MKS Instruments Inc.	99	8
*	Qorvo Inc.	111	8
*	Virtusa Corp.	145	7
*	Amkor Technology Inc.	763	7
*	Rudolph Technologies Inc.	293	7
*	GrubHub Inc.	81	7
*	CACI International Inc. Class A	36	7
*	MicroStrategy Inc. Class A	45	6
*	A10 Networks Inc.	843	6
	Comtech Telecommunications Corp.	220	6
*	FormFactor Inc.	339	5

*	Box Inc.		197	4
*	Covetrus Inc.		43	2
				4,216
Utilities (0.5%)
	Hawaiian Electric Industries Inc.		875	34
*	Vonage Holdings Corp.		1,663	17
*	Boingo Wireless Inc.		596	13
	j2 Global Inc.		110	9
*	United States Cellular Corp.		155	7
	Telephone & Data Systems Inc.		211	7
*	8x8 Inc.		338	7
	American States Water Co.		91	6
				100
Total Common Stocks (Cost $21,233)				22,022
	Coupon
Temporary Cash Investment (0.5%) [1]
Money Market Fund (0.5%)
2	Vanguard Market Liquidity Fund (Cost $110)	2.563%	1,093	109
Total Investments (100.1%) (Cost $21,343)				22,131
Other Asset and Liabilities-Net (-0.1%)[3]				(14)
Net Assets (100%)				22,117

*	Non-income-producing security.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Cash of $8,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	1	79	12

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

U.S. Quality Factor ETF

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 28, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Vanguard U.S. Momentum Factor ETF

Schedule of Investments (unaudited)

As of February 28, 2019

		Shares	Market Value ($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (14.4%)
	TJX Cos. Inc.	5,644	289
	Costco Wholesale Corp.	1,213	265
	NIKE Inc. Class B	2,921	250
*	Etsy Inc.	2,512	179
	Advance Auto Parts Inc.	866	140
*	Amazon.com Inc.	84	138
	Starbucks Corp.	1,941	136
	Yum! Brands Inc.	1,256	119
*	Discovery Communications Inc. Class A	3,375	98
	Ross Stores Inc.	1,022	97
*	Carvana Co. Class A	2,071	93
	Estee Lauder Cos. Inc. Class A	555	87
	World Wrestling Entertainment Inc. Class A	1,000	84
*	Ulta Beauty Inc.	255	80
	Dollar General Corp.	613	73
*	Tesla Inc.	227	73
	McDonald’s Corp.	375	69
*	Malibu Boats Inc. Class A	1,483	69
	New York Times Co. Class A	2,048	67
*	RH	435	67
*	Five Below Inc.	529	64
	Nordstrom Inc.	1,338	63
*	Genesco Inc.	1,271	61
	Columbia Sportswear Co.	595	61
	Dine Brands Global Inc.	596	59
*	Lululemon Athletica Inc.	383	58
	DSW Inc. Class A	1,917	57
*	Duluth Holdings Inc.	2,168	55
*	Ollie’s Bargain Outlet Holdings Inc.	620	55
	Cato Corp. Class A	3,332	52
*	Wayfair Inc.	315	52
*	Burlington Stores Inc.	304	52
*	Trade Desk Inc. Class A	254	50
*	Chipotle Mexican Grill Inc. Class A	79	48
*	O’Reilly Automotive Inc.	128	48
	Kohl’s Corp.	683	46
*	Planet Fitness Inc. Class A	712	42
*	Boot Barn Holdings Inc.	1,437	41
*	America’s Car-Mart Inc.	495	40
*	TripAdvisor Inc.	741	39
	Callaway Golf Co.	2,216	38
	American Eagle Outfitters Inc.	1,799	37
	Domino’s Pizza Inc.	146	37
*	Chegg Inc.	911	36
	Texas Roadhouse Inc. Class A	554	35
*	Grand Canyon Education Inc.	301	35
	Williams-Sonoma Inc.	583	34
*	Fox Factory Holding Corp.	532	34
*	Madison Square Garden Co. Class A	117	34

	Dave & Buster’s Entertainment Inc.	652	33
	Churchill Downs Inc.	354	33
*	Deckers Outdoor Corp.	224	33
*	Live Nation Entertainment Inc.	580	33
*	American Public Education Inc.	1,005	32
	Macy’s Inc.	1,306	32
	National CineMedia Inc.	4,015	31
*	Funko Inc. Class A	1,542	31
	Shoe Carnival Inc.	799	30
*	Bright Horizons Family Solutions Inc.	244	30
	Foot Locker Inc.	504	30
	Pool Corp.	186	30
*	QuinStreet Inc.	2,163	29
*	Crocs Inc.	1,072	28
	Strategic Education Inc.	209	27
*	SeaWorld Entertainment Inc.	934	25
	Standard Motor Products Inc.	509	25
*	Noodles & Co. Class A	3,147	25
	Guess? Inc.	1,083	24
	Wingstop Inc.	364	24
	Tractor Supply Co.	253	24
*	ServiceMaster Global Holdings Inc.	521	24
*	Career Education Corp.	1,388	23
	Acushnet Holdings Corp.	897	22
*	Stoneridge Inc.	748	22
	Johnson Outdoors Inc. Class A	334	22
*	MSG Networks Inc.	857	21
*	Gentherm Inc.	498	20
*	Fossil Group Inc.	1,231	19
*	Habit Restaurants Inc. Class A	1,684	19
*	Shake Shack Inc. Class A	344	19
	BJ’s Restaurants Inc.	357	17
*	Revlon Inc. Class A	623	17
	Ruth’s Hospitality Group Inc.	650	17
*	Ascena Retail Group Inc.	7,442	17
	Movado Group Inc.	445	16
	Walt Disney Co.	128	14
*	Rent-A-Center Inc.	759	14
*	Liberty TripAdvisor Holdings Inc. Class A	898	14
	AMC Entertainment Holdings Inc. Class A	889	12
	Marcus Corp.	286	12
*	Under Armour Inc. Class A	510	12
*	Rosetta Stone Inc.	646	10
*	Helen of Troy Ltd.	91	10
	Garmin Ltd.	120	10
*	Regis Corp.	429	8
			4,856
Consumer Staples (4.5%)
	Procter & Gamble Co.	2,082	205
	Keurig Dr Pepper Inc.	6,833	172
	Walgreens Boots Alliance Inc.	1,602	114
	Archer-Daniels-Midland Co.	2,598	110
	Universal Corp.	1,602	95
	Sysco Corp.	1,334	90
	Lancaster Colony Corp.	541	85
	Coca-Cola Co.	1,632	74
	Hormel Foods Corp.	1,285	56

	Clorox Co.	350	55
*	Primo Water Corp.	3,450	51
	WD-40 Co.	244	44
*	Herbalife Nutrition Ltd.	767	43
*	Freshpet Inc.	939	39
	Lamb Weston Holdings Inc.	510	35
	Kroger Co.	1,133	33
	Turning Point Brands Inc.	740	30
*	Simply Good Foods Co.	1,359	28
*	Boston Beer Co. Inc. Class A	88	28
*	Chefs’ Warehouse Inc.	827	26
*	Pyxus International Inc.	856	23
*	USANA Health Sciences Inc.	220	22
	Medifast Inc.	129	16
	Casey’s General Stores Inc.	115	16
	Church & Dwight Co. Inc.	230	15
			1,505
Energy (1.7%)
	ConocoPhillips	1,367	93
*	TPI Composites Inc.	2,413	73
*	Enphase Energy Inc.	5,349	48
*	W&T Offshore Inc.	9,213	48
*	Northern Oil and Gas Inc.	19,041	45
	Delek US Holdings Inc.	1,156	41
*	Cheniere Energy Inc.	589	38
	HollyFrontier Corp.	716	37
*	Renewable Energy Group Inc.	1,203	32
*	Sunrun Inc.	2,004	31
	Warrior Met Coal Inc.	1,008	29
	CVR Energy Inc.	565	23
*	Clean Energy Fuels Corp.	7,881	18
*	Matrix Service Co.	622	13
			569
Financial Services (16.0%)
	Progressive Corp.	4,628	337
	Mastercard Inc. Class A	1,448	325
	American Tower Corp.	1,550	273
	CME Group Inc.	1,354	246
	Erie Indemnity Co. Class A	914	163
	Aon plc	940	161
	Simon Property Group Inc.	883	160
	Sun Communities Inc.	1,193	136
	PS Business Parks Inc.	839	124
	Equity Residential	1,628	120
	Equity Commonwealth	3,618	118
	Getty Realty Corp.	3,561	117
	Visa Inc. Class A	770	114
	Equity LifeStyle Properties Inc.	1,044	113
	JBG SMITH Properties	2,806	113
*	Apartment Investment & Management Co.	2,227	109
	White Mountains Insurance Group Ltd.	110	103
	American National Insurance Co.	696	102
	EPR Properties	1,271	93
*	PayPal Holdings Inc.	927	91
*	Green Dot Corp. Class A	1,320	85
	Intercontinental Exchange Inc.	1,072	83

	Four Corners Property Trust Inc.	2,788	76
	Realty Income Corp.	983	68
	Innovative Industrial Properties Inc.	852	67
	Safety Insurance Group Inc.	737	66
	Life Storage Inc.	608	59
*	Square Inc.	712	58
	AMERISAFE Inc.	892	56
	EVERTEC Inc.	1,906	55
	First Financial Bankshares Inc.	789	51
	Hanover Insurance Group Inc.	404	48
	Aflac Inc.	971	48
	Arthur J Gallagher & Co.	579	47
	LPL Financial Holdings Inc.	614	46
	MSCI Inc. Class A	248	46
	Broadridge Financial Solutions Inc.	449	45
	Universal Insurance Holdings Inc.	1,164	45
*	Fair Isaac Corp.	175	43
	Primerica Inc.	339	42
	FirstCash Inc.	471	41
	Morningstar Inc.	323	41
	Santander Consumer USA Holdings Inc.	1,985	41
	Brown & Brown Inc.	1,366	40
	Americold Realty Trust	1,357	39
	First Bancorp	988	39
	Assured Guaranty Ltd.	881	37
	TransUnion	554	36
	CBTX Inc.	994	33
	Spirit Realty Capital Inc.	847	33
	Kemper Corp.	393	33
	CubeSmart	1,058	32
	United Fire Group Inc.	657	32
	NexPoint Residential Trust Inc.	881	32
	TFS Financial Corp.	1,816	31
	Commerce Bancshares Inc.	459	29
	HCI Group Inc.	597	28
	HCP Inc.	882	27
	Argo Group International Holdings Ltd.	384	27
	National General Holdings Corp.	1,033	27
	OFG Bancorp	1,256	26
*	Worldpay Inc. Class A	271	26
	Total System Services Inc.	271	26
*	Credit Acceptance Corp.	57	25
	First BanCorp	1,996	23
	Virtu Financial Inc. Class A	907	23
	Popular Inc.	391	22
	Jack Henry & Associates Inc.	166	22
	Omega Healthcare Investors Inc.	602	22
*	On Deck Capital Inc.	3,491	21
*	Enova International Inc.	813	21
*	NMI Holdings Inc. Class A	763	18
	Nasdaq Inc.	194	18
	Assurant Inc.	172	18
	National Retail Properties Inc.	312	16
*	Health Insurance Innovations Inc. Class A	434	16
	Selective Insurance Group Inc.	243	16
	Hamilton Lane Inc. Class A	337	16
	RLI Corp.	214	15

	Old Republic International Corp.	719	15
*	World Acceptance Corp.	110	14
	Greenhill & Co. Inc.	551	13
	United Insurance Holdings Corp.	737	12
*	Fiserv Inc.	137	12
	Capitol Federal Financial Inc.	485	7
			5,393
Health Care (25.4%)
	HCA Healthcare Inc.	2,725	379
*	Edwards Lifesciences Corp.	2,116	358
*	Boston Scientific Corp.	8,703	349
	Zoetis Inc.	3,566	336
	Eli Lilly & Co.	2,656	335
*	Intuitive Surgical Inc.	609	333
*	Illumina Inc.	1,047	327
	Merck & Co. Inc.	3,508	285
	Abbott Laboratories	3,564	277
*	Pfizer Inc.	6,147	266
	Anthem Inc.	559	168
	Medtronic plc	1,508	136
	Humana Inc.	460	131
*	Molina Healthcare Inc.	910	122
*	WellCare Health Plans Inc.	472	120
*	Vertex Pharmaceuticals Inc.	585	110
*	Glaukos Corp.	1,461	108
	UnitedHealth Group Inc.	445	108
*	NanoString Technologies Inc.	4,072	104
	Thermo Fisher Scientific Inc.	399	104
*	DexCom Inc.	727	101
*	Codexis Inc.	4,479	97
	Bio-Techne Corp.	496	96
*	Mirati Therapeutics Inc.	1,271	93
	Becton Dickinson and Co.	364	91
*	Exact Sciences Corp.	896	82
*	R1 RCM Inc.	8,160	81
*	Tactile Systems Technology Inc.	1,049	80
*	Seattle Genetics Inc.	1,056	78
*	Ra Pharmaceuticals Inc.	4,029	78
*	BioCryst Pharmaceuticals Inc.	8,600	71
*	Regeneron Pharmaceuticals Inc.	159	68
	Amgen Inc.	350	67
*	STAAR Surgical Co.	1,794	66
*	Addus HomeCare Corp.	966	65
*	iRhythm Technologies Inc.	677	65
*	HMS Holdings Corp.	1,842	63
*	Surmodics Inc.	1,074	63
*	Tandem Diabetes Care Inc.	937	61
*	AtriCure Inc.	1,783	57
*	CytoSorbents Corp.	7,005	57
*	CareDx Inc.	1,740	54
*	Cara Therapeutics Inc.	3,148	54
*	Quidel Corp.	816	53
*	WaVe Life Sciences Ltd.	1,257	53
*	Sarepta Therapeutics Inc.	360	52
*	Insulet Corp.	528	50
*	Senseonics Holdings Inc.	16,560	50
*	Arrowhead Pharmaceuticals Inc.	2,501	49

*	Vericel Corp.	2,604	49
	Ensign Group Inc.	965	48
	US Physical Therapy Inc.	431	48
*	Omnicell Inc.	559	47
*	LHC Group Inc.	424	46
*	Reata Pharmaceuticals Inc. Class A	487	46
*	Masimo Corp.	344	45
	Encompass Health Corp.	713	45
*	Novocure Ltd.	834	45
*	Penumbra Inc.	330	44
*	Haemonetics Corp.	507	44
*	Akcea Therapeutics Inc.	1,250	43
	Chemed Corp.	128	42
*	HealthEquity Inc.	506	41
*	ABIOMED Inc.	119	40
*	Invitae Corp.	1,975	40
*	Veeva Systems Inc. Class A	332	39
*	Antares Pharma Inc.	10,737	39
*	Verastem Inc.	12,386	37
*	LivaNova plc	395	37
*	Array BioPharma Inc.	1,580	36
*	BioTelemetry Inc.	481	36
	ResMed Inc.	344	35
*	Cardiovascular Systems Inc.	977	35
*	Fate Therapeutics Inc.	2,151	34
*	Centene Corp.	546	33
*	IDEXX Laboratories Inc.	155	33
*	CASI Pharmaceuticals Inc.	9,472	31
*	PTC Therapeutics Inc.	891	31
	STERIS plc	252	30
*	Arena Pharmaceuticals Inc.	604	30
*	NeoGenomics Inc.	1,531	30
*	Integer Holdings Corp.	323	29
*	Dicerna Pharmaceuticals Inc.	2,335	28
*	ArQule Inc.	8,626	28
*	Atara Biotherapeutics Inc.	787	28
*	REGENXBIO Inc.	542	28
*	CryoLife Inc.	899	27
*	NextGen Healthcare Inc.	1,443	25
*	Teladoc Health Inc.	391	25
*	Rocket Pharmaceuticals Inc.	1,405	24
*	Tabula Rasa HealthCare Inc.	427	24
*	RadNet Inc.	1,725	24
*	Amedisys Inc.	186	23
*	MyoKardia Inc.	515	23
*	Cerus Corp.	3,539	23
	Danaher Corp.	175	22
*	Natera Inc.	1,402	22
*	IntriCon Corp.	819	22
*	Viking Therapeutics Inc.	2,615	22
*	Genomic Health Inc.	280	21
*	Xencor Inc.	697	21
*	Intercept Pharmaceuticals Inc.	210	21
*	Nuvectra Corp.	1,657	21
*	Providence Service Corp.	289	21
	Luminex Corp.	779	20
*	Biohaven Pharmaceutical Holding Co. Ltd.	447	20

*	Heron Therapeutics Inc.	738	20
*	PetIQ Inc. Class A	648	19
*	Medpace Holdings Inc.	350	19
*	Inogen Inc.	177	19
*	TransEnterix Inc.	7,628	19
*	Endo International plc	1,657	18
*	Sientra Inc.	1,597	18
	National HealthCare Corp.	191	16
*	Zogenix Inc.	290	15
*	Vanda Pharmaceuticals Inc.	744	15
*	Acceleron Pharma Inc.	303	13
*	ChemoCentryx Inc.	990	11
*	Horizon Pharma plc	317	9
*	AMAG Pharmaceuticals Inc.	588	9
*	Merit Medical Systems Inc.	154	9
			8,531
Materials & Processing (1.8%)
*	Trex Co. Inc.	1,404	105
	Comfort Systems USA Inc.	1,940	104
	Ecolab Inc.	479	81
	CF Industries Holdings Inc.	1,411	59
*	Ingevity Corp.	416	48
*	Veritiv Corp.	1,362	39
	DMC Global Inc.	778	37
	Mosaic Co.	1,091	34
*	BlueLinx Holdings Inc.	847	27
*	Verso Corp.	1,316	26
*	PGT Innovations Inc.	1,014	15
	Advanced Drainage Systems Inc.	549	14
*	Continental Building Products Inc.	335	10
	Materion Corp.	167	10
	Air Products & Chemicals Inc.	39	7
			616
Producer Durables (7.4%)
	CSX Corp.	4,743	345
	Automatic Data Processing Inc.	1,037	159
	Union Pacific Corp.	634	106
	Norfolk Southern Corp.	566	102
*	TransDigm Group Inc.	222	96
	Booz Allen Hamilton Holding Corp. Class A	1,680	89
	Tetra Tech Inc.	1,415	85
*	Verisk Analytics Inc. Class A	634	80
*	Teledyne Technologies Inc.	337	80
*	Keysight Technologies Inc.	859	73
*	Chart Industries Inc.	804	71
*	Vicor Corp.	2,183	69
	Korn Ferry	1,336	65
*	CryoPort Inc.	5,596	64
	Cubic Corp.	988	61
	Robert Half International Inc.	809	55
	Republic Services Inc. Class A	694	54
*	Zebra Technologies Corp.	268	54
	WW Grainger Inc.	172	52
*	NV5 Global Inc.	652	52
	HEICO Corp.	520	49
	Allied Motion Technologies Inc.	1,065	44

*	Copart Inc.	733	43
*	CoStar Group Inc.	90	41
	Cintas Corp.	190	39
	Waste Management Inc.	382	39
	Insperity Inc.	298	38
*	Axon Enterprise Inc.	544	29
*	FTI Consulting Inc.	365	27
	Exponent Inc.	447	25
	Heidrick & Struggles International Inc.	579	25
	Kforce Inc.	659	24
*	Aerovironment Inc.	274	22
*	Wesco Aircraft Holdings Inc.	2,447	21
	McGrath RentCorp	343	21
	ICF International Inc.	260	20
*	Casella Waste Systems Inc. Class A	536	19
	ArcBest Corp.	531	19
	IDEX Corp.	113	16
*	Darling Ingredients Inc.	733	16
*	CBIZ Inc.	698	14
*	Vishay Precision Group Inc.	409	14
*	Proto Labs Inc.	123	14
	ITT Inc.	216	13
*	Aerojet Rocketdyne Holdings Inc.	321	12
	Rollins Inc.	282	11
	CH Robinson Worldwide Inc.	103	9
	Systemax Inc.	443	9
	Roper Technologies Inc.	26	8
			2,493
Technology (17.1%)
*	ServiceNow Inc.	1,839	440
*	salesforce.com Inc.	2,326	381
	Intuit Inc.	1,540	381
	Microsoft Corp.	2,953	331
*	Adobe Inc.	1,167	306
	Cisco Systems Inc.	2,950	153
*	eGain Corp.	13,262	150
*	LiveRamp Holdings Inc.	2,622	141
	Broadcom Inc.	406	112
*	Palo Alto Networks Inc.	445	110
*	Rapid7 Inc.	2,313	106
*	SailPoint Technologies Holding Inc.	3,332	103
*	Autodesk Inc.	585	95
*	Aspen Technology Inc.	945	95
*	Five9 Inc.	1,722	91
*	F5 Networks Inc.	508	85
*	Yext Inc.	4,483	83
*	SPS Commerce Inc.	742	79
*	Workiva Inc.	1,508	75
*	HubSpot Inc.	434	73
	Ubiquiti Networks Inc.	490	71
*	Advanced Micro Devices Inc.	2,985	70
*	Atlassian Corp. plc Class A	651	70
	Turtle Beach Corp.	4,407	68
*	LivePerson Inc.	2,396	67
*	RingCentral Inc. Class A	602	63
*	Splunk Inc.	429	58
*	Fortinet Inc.	642	56

*	3D Systems Corp.	3,914	55
*	PTC Inc.	577	54
*	Paycom Software Inc.	290	53
*	IAC/InterActiveCorp	247	53
*	Akamai Technologies Inc.	737	51
*	Zendesk Inc.	637	50
*	Twilio Inc. Class A	393	48
*	New Relic Inc.	445	47
	Harris Corp.	278	46
*	GoDaddy Inc. Class A	581	43
*	Nutanix Inc.	857	43
*	Twitter Inc.	1,384	43
	VMware Inc. Class A	246	42
*	Okta Inc.	488	41
*	Tableau Software Inc. Class A	308	41
*	EPAM Systems Inc.	251	41
	Motorola Solutions Inc.	281	40
*	Glu Mobile Inc.	4,403	40
*	VeriSign Inc.	214	38
	SS&C Technologies Holdings Inc.	610	38
*	Coupa Software Inc.	393	37
*	Cargurus Inc.	861	37
*	CACI International Inc. Class A	201	37
*	Altair Engineering Inc. Class A	1,033	37
*	ShotSpotter Inc.	694	35
*	Evolent Health Inc. Class A	2,576	34
	Match Group Inc.	597	33
*	Alteryx Inc. Class A	429	33
*	Appfolio Inc.	447	32
*	ANSYS Inc.	172	30
*	GrubHub Inc.	361	29
	Citrix Systems Inc.	276	29
*	Meet Group Inc.	4,706	28
	NetApp Inc.	433	28
*	Lattice Semiconductor Corp.	2,308	27
*	Everbridge Inc.	384	27
*	iRobot Corp.	213	27
	Sabre Corp.	1,092	25
*	Guidewire Software Inc.	264	24
*	Varonis Systems Inc.	404	23
*	Qualys Inc.	268	22
*	Q2 Holdings Inc.	325	22
*	Upland Software Inc.	623	22
*	Semtech Corp.	367	20
*	Unisys Corp.	1,482	20
*	Blucora Inc.	715	19
*	NeoPhotonics Corp.	2,403	19
*	Nanometrics Inc.	654	19
*	Vocera Communications Inc.	558	19
*	Bottomline Technologies DE Inc.	351	18
*	Cision Ltd.	1,339	17
	Comtech Telecommunications Corp.	615	16
*	Workday Inc. Class A	78	15
*	Novanta Inc.	172	14
*	Carbonite Inc.	588	14
*	PROS Holdings Inc.	298	13
*	Envestnet Inc.	148	9

*		Fabrinet	133	8
				5,738
Utilities (11.3%)
		American Electric Power Co. Inc.	4,132	335
		Exelon Corp.	6,892	335
		NextEra Energy Inc.	1,777	334
		Duke Energy Corp.	3,608	324
		Verizon Communications Inc.	4,080	232
		American Water Works Co. Inc.	1,380	140
		CMS Energy Corp.	2,572	140
		WEC Energy Group Inc.	1,828	139
		Xcel Energy Inc.	2,496	137
		Eversource Energy	1,872	131
		Ameren Corp.	1,734	124
		DTE Energy Co.	991	122
		UGI Corp.	2,103	115
		American States Water Co.	1,502	107
		Evergy Inc.	1,897	106
		OGE Energy Corp.	2,331	99
		ONE Gas Inc.	1,098	95
		IDACORP Inc.	884	87
*		Iridium Communications Inc.	2,972	63
*		Intelsat SA	2,222	54
		NorthWestern Corp.	772	53
		Hawaiian Electric Industries Inc.	1,365	52
		NRG Energy Inc.	1,183	49
		CenturyLink Inc.	3,607	48
		Atmos Energy Corp.	471	47
*		Vistra Energy Corp.	1,745	45
		Spire Inc.	533	42
		Otter Tail Corp.	808	41
*		Boingo Wireless Inc.	1,480	33
		Unitil Corp.	579	32
		Entergy Corp.	261	24
*		NII Holdings Inc.	5,877	23
*		8x8 Inc.	1,074	21
*		T-Mobile US Inc.	243	18
		New Jersey Resources Corp.	308	15
		California Water Service Group	257	13
		ATN International Inc.	96	5
				3,780
Total Common Stocks (Cost $30,911)				33,481
		Coupon
Temporary Cash Investment (0.3%)[1]
Money Market Fund (0.3%)
2	Vanguard Market Liquidity Fund (Cost $101)	2.563%	1,007	101
Total Investments (99.9%) (Cost $31,012)				33,582
Other Asset and Liabilities-Net (0.1%)[3]				47
Net Assets (100%)				33,629

*      Non-income-producing security.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 0.1%, respectively, of net assets.

2     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3     Cash of $8,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	1	79	12

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

U.S. Momentum Factor ETF

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 28, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Vanguard U.S. Minimum Volatility ETF

Schedule of Investments (unaudited)

As of February 28, 2019

		Shares	Market Value ($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (17.1%)
	Graham Holdings Co. Class B	637	436
*	AutoZone Inc.	425	399
	International Speedway Corp. Class A	9,082	393
	New Media Investment Group Inc.	25,376	338
*	Rent-A-Center Inc.	16,515	307
	Dollar General Corp.	2,407	285
	TJX Cos. Inc.	4,640	238
	AMERCO	441	170
*	Madison Square Garden Co. Class A	549	158
	Haverty Furniture Cos. Inc.	6,316	154
	Hasbro Inc.	1,717	146
	McDonald’s Corp.	791	145
*	Bright Horizons Family Solutions Inc.	1,170	145
	John Wiley & Sons Inc. Class A	2,619	136
	Callaway Golf Co.	6,761	116
	Walt Disney Co.	1,000	113
*	Henry Schein Inc.	1,528	91
	Scholastic Corp.	2,085	88
*	Murphy USA Inc.	1,105	86
	Carriage Services Inc. Class A	3,426	72
	Cable One Inc.	72	68
	Columbia Sportswear Co.	592	61
	Tapestry Inc.	1,744	61
	Acushnet Holdings Corp.	2,365	59
*	Carrols Restaurant Group Inc.	5,417	58
*	Booking Holdings Inc.	34	58
*	Qurate Retail Group Inc. QVC Group Class A	3,078	55
	Service Corp. International	1,282	53
*	Red Robin Gourmet Burgers Inc.	1,683	51
*	Liberty Media Corp-Liberty SiriusXM Class A	1,224	50
	Ethan Allen Interiors Inc.	2,469	50
	PriceSmart Inc.	635	41
*	Liberty Media Corp-Liberty Braves C Shares	1,344	37
*	Biglari Holdings Inc. Class B	260	35
*	Capri Holdings Ltd.	708	32
	Viad Corp.	501	29
	VF Corp.	260	23
*	Liberty Media Corp-Liberty Braves A Shares	808	22
	New York Times Co. Class A	676	22
	Estee Lauder Cos. Inc. Class A	140	22
	Johnson Outdoors Inc. Class A	242	16
*	Monarch Casino & Resort Inc.	257	11
	Omnicom Group Inc.	127	10
*	Deckers Outdoor Corp.	41	6
			4,946
Consumer Staples (10.4%)
	Procter & Gamble Co.	4,327	427
	Tootsie Roll Industries Inc.	11,271	419

	Vector Group Ltd.	22,723	266
	Universal Corp.	4,478	266
	Keurig Dr Pepper Inc.	10,386	261
	Colgate-Palmolive Co.	3,789	250
	Coca-Cola Co.	3,871	176
	Seaboard Corp.	37	144
	Altria Group Inc.	2,689	141
	Hershey Co.	1,238	137
	Philip Morris International Inc.	1,427	124
	Constellation Brands Inc. Class A	521	88
*	USANA Health Sciences Inc.	872	86
	John B Sanfilippo & Son Inc.	1,177	82
	Sysco Corp.	952	64
	Church & Dwight Co. Inc.	612	40
*	Farmer Brothers Co.	1,609	38
			3,009
Energy (3.9%)
	Chevron Corp.	2,259	270
	ONEOK Inc.	4,099	263
	Phillips 66	2,025	195
	Occidental Petroleum Corp.	2,585	171
	Exxon Mobil Corp.	1,797	142
*	ION Geophysical Corp.	3,000	40
	Cabot Oil & Gas Corp.	1,046	26
*	Par Pacific Holdings Inc.	1,175	20
			1,127
Financial Services (29.0%)
	White Mountains Insurance Group Ltd.	460	432
	Equity Commonwealth	13,233	432
	TPG RE Finance Trust Inc.	21,560	432
	Oritani Financial Corp.	22,630	406
	AGNC Investment Corp.	22,673	400
	Equity LifeStyle Properties Inc.	3,655	397
	WP Carey Inc.	4,942	365
	Sun Communities Inc.	3,198	363
	Public Storage	1,615	342
	Starwood Property Trust Inc.	14,690	330
	Capitol Federal Financial Inc.	24,612	329
	Blackstone Mortgage Trust Inc. Class A	8,971	309
	Annaly Capital Management Inc.	30,380	308
	Apollo Commercial Real Estate Finance Inc.	15,210	276
*	Fiserv Inc.	2,922	247
	Alexander’s Inc.	579	221
	Western Union Co.	11,160	199
	Erie Indemnity Co. Class A	975	174
	Dynex Capital Inc.	28,262	172
	Waterstone Financial Inc.	8,481	143
	Aon plc	683	117
	Fidelity National Information Services Inc.	1,053	114
	AG Mortgage Investment Trust Inc.	6,197	110
	Easterly Government Properties Inc.	5,356	96
	Marsh & McLennan Cos. Inc.	1,005	94
	Kearny Financial Corp.	6,314	86
	Ladder Capital Corp. Class A	4,649	85
	Southern National Bancorp of Virginia Inc.	5,069	80
	Brown & Brown Inc.	2,534	75

	Highwoods Properties Inc.	1,480	69
	PCSB Financial Corp.	3,339	68
	Redwood Trust Inc.	4,374	67
	MFA Financial Inc.	8,715	63
	Cass Information Systems Inc.	1,195	62
	Cherry Hill Mortgage Investment Corp.	3,235	60
	Aflac Inc.	1,212	60
	Level One Bancorp Inc.	2,438	56
	AMERISAFE Inc.	892	56
	Old Line Bancshares Inc.	1,933	55
	PennyMac Mortgage Investment Trust	2,694	55
	Granite Point Mortgage Trust Inc.	2,866	55
	RBB Bancorp	2,500	54
	Progressive Corp.	731	53
*	Forestar Group Inc.	2,750	47
	Bank of Hawaii Corp.	494	41
*	Columbia Financial Inc.	2,468	40
*	St. Joe Co.	2,417	38
	Two Harbors Investment Corp.	2,453	34
	CorEnergy Infrastructure Trust Inc.	802	29
	Bank of Princeton	885	29
	Washington REIT	963	26
	Financial Institutions Inc.	841	25
	FS Bancorp Inc.	457	24
	CBTX Inc.	700	23
	Duke Realty Corp.	693	21
	HomeTrust Bancshares Inc.	600	16
			8,360
Health Care (9.2%)
	Johnson & Johnson	3,196	437
*	Pfizer Inc.	7,396	321
	Quest Diagnostics Inc.	3,211	278
	Encompass Health Corp.	4,098	259
*	Cigna Corp.	829	145
	Zoetis Inc.	1,404	132
	Humana Inc.	404	115
	US Physical Therapy Inc.	956	105
	National HealthCare Corp.	1,293	105
*	Laboratory Corp. of America Holdings	629	93
	STERIS plc	703	85
*	Providence Service Corp.	1,132	81
	HCA Healthcare Inc.	566	79
	Universal Health Services Inc. Class B	446	62
	Phibro Animal Health Corp. Class A	2,062	60
*	LHC Group Inc.	512	56
*	Myriad Genetics Inc.	1,725	54
	Bio-Techne Corp.	193	37
	Merck & Co. Inc.	411	33
	Eli Lilly & Co.	249	32
*	Elanco Animal Health Inc.	1,039	31
*	Centene Corp.	440	27
	National Research Corp.	569	22
	Chemed Corp.	23	8
			2,657
Materials & Processing (1.9%)
	Royal Gold Inc.	3,683	326

	Ecolab Inc.	852	144
	International Flavors & Fragrances Inc.	364	46
	Newmont Mining Corp.	444	15
*	Masonite International Corp.	235	13
			544
Producer Durables (8.3%)
	MAXIMUS Inc.	6,000	424
	Republic Services Inc. Class A	4,938	387
	Ship Finance International Ltd.	20,546	255
	Genpact Ltd.	6,206	206
	Raytheon Co.	821	153
	AMETEK Inc.	1,514	121
	Kimball International Inc. Class B	7,658	120
*	Advanced Disposal Services Inc.	4,428	117
*	ExlService Holdings Inc.	1,907	117
*	CoStar Group Inc.	184	84
*	SEACOR Holdings Inc.	1,757	79
	Honeywell International Inc.	465	72
	BWX Technologies Inc.	1,056	55
*	Conduent Inc.	3,754	55
	Hackett Group Inc.	2,825	46
	Northrop Grumman Corp.	119	35
*	Tidewater Inc.	1,079	25
*	Daseke Inc.	3,376	16
	L3 Technologies Inc.	68	14
*	CSW Industrials Inc.	249	14
	Accenture plc Class A	69	11
			2,406
Technology (11.6%)
	Amdocs Ltd.	7,633	424
	Motorola Solutions Inc.	2,569	368
	InterDigital Inc.	4,233	295
*	Viavi Solutions Inc.	20,628	271
	Harris Corp.	1,563	258
	Citrix Systems Inc.	2,019	213
*	Ciena Corp.	4,932	210
*	F5 Networks Inc.	1,000	168
*	VeriSign Inc.	793	141
*	NetScout Systems Inc.	4,201	115
	Cognizant Technology Solutions Corp. Class A	1,609	114
*	Palo Alto Networks Inc.	435	107
	Juniper Networks Inc.	3,341	90
*	EchoStar Corp. Class A	1,880	73
	ADTRAN Inc.	4,046	61
	Cisco Systems Inc.	1,091	56
*	Synopsys Inc.	549	56
*	CommScope Holding Co. Inc.	2,287	53
*	Black Knight Inc.	990	52
*	Model N Inc.	2,805	49
*	SPS Commerce Inc.	424	45
*	ChannelAdvisor Corp.	3,424	44
*	TechTarget Inc.	2,305	38
*	Covetrus Inc.	611	22
*	Tucows Inc. Class A	257	20
	CDK Global Inc.	267	16

Sigma Designs Inc.	8,007	1
3,360
Utilities (8.2%)
NextEra Energy Inc.	1,891	355
Evergy Inc.	5,924	331
Duke Energy Corp.	2,389	214
American Electric Power Co. Inc.	2,609	212
Southern Co.	4,166	207
CMS Energy Corp.	3,167	172
Unitil Corp.	2,917	160
Xcel Energy Inc.	2,526	139
Verizon Communications Inc.	2,423	138
Exelon Corp.	2,767	135
ALLETE Inc.	1,422	115
Ameren Corp.	1,112	79
Consolidated Edison Inc.	386	32
Public Service Enterprise Group Inc.	527	31
*	Atlantic Power Corp.	8,199	22
Hawaiian Electric Industries Inc.	242	9
2,351
Total Common Stocks (Cost $27,791)	28,760
Temporary Cash Investment (0.4%)[1]
Money Market Fund (0.4%)
2	Vanguard Market Liquidity Fund, 2.563% (Cost $119)	1,190	119
Total Investments (100.0%) (Cost $27,910)	28,879
Other Asset and Liabilities-Net (0.0%)[3]	(7)
Net Assets (100%)	28,872

*	Non-income-producing security.

1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Cash of $7,000 has been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

					($000)
	Expiration	Number of Long (Short Contracts	)	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	1		79	12

U.S. Minimum Volatility ETF

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 28, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Vanguard U.S. Liquidity Factor ETF

Schedule of Investments (unaudited)

As of February 28, 2019

		Shares	Market Value ($000)
Common Stocks (98.2%)[1]
Consumer Discretionary (9.2%)
	Sirius XM Holdings Inc.	16,241	96
	VF Corp.	790	69
	Ross Stores Inc.	688	65
	Las Vegas Sands Corp.	1,020	63
	Penske Automotive Group Inc.	1,027	46
	News Corp. Class A	3,429	45
	Choice Hotels International Inc.	543	43
	AMERCO	88	34
*	Bright Horizons Family Solutions Inc.	260	32
*	K12 Inc.	964	31
*	Monarch Casino & Resort Inc.	681	30
	International Speedway Corp. Class A	617	27
	Haverty Furniture Cos. Inc.	1,094	27
*	Denny’s Corp.	1,442	25
*	2U Inc.	331	24
*	Barnes & Noble Education Inc.	3,498	24
	Churchill Downs Inc.	252	24
	Scholastic Corp.	497	21
*	Central Garden & Pet Co. Class A	742	21
*	MasterCraft Boat Holdings Inc.	830	20
*	Eros International plc	2,064	20
*	Revlon Inc. Class A	739	20
	Carnival Corp.	335	19
*	Liberty Media Corp-Liberty Formula One	613	19
	Entravision Communications Corp. Class A	4,728	19
	Matthews International Corp. Class A	460	18
*	Motorcar Parts of America Inc.	857	18
*	Tribune Publishing Co.	1,452	17
*	El Pollo Loco Holdings Inc.	1,082	16
	Columbia Sportswear Co.	153	16
*	MDC Partners Inc. Class A	4,715	16
*	Vera Bradley Inc.	1,550	15
	Superior Industries International Inc.	2,324	14
*	Sportsman’s Warehouse Holdings Inc.	2,260	14
*	WideOpenWest Inc.	1,673	14
*	Grand Canyon Education Inc.	118	14
	Marriott Vacations Worldwide Corp.	140	14
*	Scientific Games Corp.	467	14
*	Potbelly Corp.	1,558	13
	Yum! Brands Inc.	134	13
	Cable One Inc.	13	12
	Marcus Corp.	286	12
	Inter Parfums Inc.	158	12
*	Liberty Media Corp-Liberty SiriusXM Class C	282	12
*	J. Jill Inc.	1,933	11
	Hooker Furniture Corp.	350	11
*	Career Education Corp.	615	10
	Pool Corp.	64	10
*	America’s Car-Mart Inc.	121	10

	Emerald Expositions Events Inc.	778	10
*	Universal Electronics Inc.	279	9
	Citi Trends Inc.	412	9
*	Bridgepoint Education Inc. Class A	862	9
*	Cimpress NV	105	9
*	Regis Corp.	470	8
*	Noodles & Co. Class A	1,067	8
*	Floor & Decor Holdings Inc. Class A	224	8
	HealthStream Inc.	299	8
*	Liberty Media Corp-Liberty Braves	295	8
	Sonic Automotive Inc. Class A	524	8
	National Presto Industries Inc.	69	8
*	Hovnanian Enterprises Inc. Class A	11,206	8
*	Stoneridge Inc.	256	8
	Johnson Outdoors Inc. Class A	115	8
*	Lands’ End Inc.	381	7
*	1-800-Flowers.com Inc. Class A	385	7
	Acushnet Holdings Corp.	272	7
*	Care.com Inc.	267	7
	Service Corp. International	157	6
	Boyd Gaming Corp.	214	6
*	Del Frisco’s Restaurant Group Inc.	697	6
	Tower International Inc.	227	6
	Tile Shop Holdings Inc.	904	6
*	Duluth Holdings Inc.	217	5
	Movado Group Inc.	154	5
*	Houghton Mifflin Harcourt Co.	668	5
	Standard Motor Products Inc.	104	5
	Garmin Ltd.	60	5
*	ServiceMaster Global Holdings Inc.	111	5
*	American Public Education Inc.	155	5
*	Gentherm Inc.	120	5
	International Game Technology plc	276	5
	Viad Corp.	82	5
*	Liberty Broadband Corp.	53	5
	Carriage Services Inc. Class A	220	5
	Skyline Champion Corp.	231	5
*	Carrols Restaurant Group Inc.	402	4
	Texas Roadhouse Inc. Class A	67	4
	Gentex Corp.	206	4
*	Cavco Industries Inc.	30	4
	Ruth’s Hospitality Group Inc.	161	4
*	AutoNation Inc.	109	4
	Cinemark Holdings Inc.	98	4
	KAR Auction Services Inc.	77	4
	Extended Stay America Inc.	193	3
*	Quotient Technology Inc.	348	3
	National CineMedia Inc.	419	3
*	Del Taco Restaurants Inc.	304	3
	Tilly’s Inc. Class A	259	3
*	Michaels Cos. Inc.	217	3
*	Ascena Retail Group Inc.	1,031	2
			1,491
Consumer Staples (4.0%)
*	Monster Beverage Corp.	1,706	109
	Sysco Corp.	1,182	80
	Keurig Dr Pepper Inc.	2,661	67

*	Performance Food Group Co.	1,109	43
	Flowers Foods Inc.	1,504	31
	Coca-Cola European Partners plc	534	25
	SpartanNash Co.	1,250	24
	Kraft Heinz Co.	610	20
	Brown-Forman Corp. Class B	406	20
	Lancaster Colony Corp.	128	20
	Ingredion Inc.	207	19
*	Pilgrim’s Pride Corp.	830	16
	Kimberly-Clark Corp.	128	15
	Colgate-Palmolive Co.	227	15
	Turning Point Brands Inc.	358	15
*	Farmer Brothers Co.	591	14
*	Smart & Final Stores Inc.	1,873	12
*	Simply Good Foods Co.	554	11
	General Mills Inc.	229	11
*	Chefs’ Warehouse Inc.	314	10
*	Freshpet Inc.	237	10
	National Beverage Corp.	125	9
*	Primo Water Corp.	530	8
	Weis Markets Inc.	148	7
	Tootsie Roll Industries Inc.	188	7
	Spectrum Brands Holdings Inc.	125	7
	Ingles Markets Inc. Class A	204	6
	Andersons Inc.	162	6
	WD-40 Co.	31	5
	Nu Skin Enterprises Inc. Class A	54	3
			645
Energy (2.3%)
	Phillips 66	817	79
*	TETRA Technologies Inc.	8,700	21
*	Flotek Industries Inc.	6,311	20
*	Par Pacific Holdings Inc.	1,184	20
	Kinder Morgan Inc.	1,015	19
*	Newpark Resources Inc.	2,049	18
	RPC Inc.	1,497	16
*	Frank’s International NV	2,498	16
*	ION Geophysical Corp.	1,017	13
*	Abraxas Petroleum Corp.	10,399	13
*	Clean Energy Fuels Corp.	5,255	12
*	TPI Composites Inc.	325	10
	EOG Resources Inc.	103	10
*	Matador Resources Co.	473	9
*	REX American Resources Corp.	110	9
*	Smart Sand Inc.	2,799	8
*	Matrix Service Co.	400	8
*	Exterran Corp.	456	8
*	Centennial Resource Development Inc. Class A	776	7
*	Basic Energy Services Inc.	1,314	6
*	PDC Energy Inc.	164	6
*	Select Energy Services Inc. Class A	564	6
*	Tellurian Inc.	506	5
	Valvoline Inc.	273	5
	Peabody Energy Corp.	164	5
	Mammoth Energy Services Inc.	219	5
*	SandRidge Energy Inc.	632	5
	TerraForm Power Inc. Class A	327	4

*	Pioneer Energy Services Corp.	2,258	4
*	Unit Corp.	232	4
*	CNX Resources Corp.	242	3
			374
Financial Services (36.0%)
	Aon plc	760	130
	Marsh & McLennan Cos. Inc.	1,390	129
	Intercontinental Exchange Inc.	1,589	123
*	Moody’s Corp.	673	116
	Prudential Financial Inc.	1,195	115
	Aflac Inc.	2,255	111
	TD Ameritrade Holding Corp.	1,896	107
	Chubb Ltd.	748	100
	Prologis Inc.	1,412	99
*	Fiserv Inc.	1,107	94
	Public Storage	436	92
	Progressive Corp.	1,154	84
	Erie Indemnity Co. Class A	436	78
	Fidelity National Information Services Inc.	684	74
	BB&T Corp.	1,416	72
	CME Group Inc.	388	71
	S&P Global Inc.	340	68
	Bank of New York Mellon Corp.	1,282	67
	OneMain Holdings Inc.	1,983	65
	Capital One Financial Corp.	778	65
	State Street Corp.	834	60
	SunTrust Banks Inc.	908	59
	Medical Properties Trust Inc.	3,205	58
	Stifel Financial Corp.	1,053	57
	BlackRock Inc.	115	51
	Equinix Inc.	112	47
	Universal Health Realty Income Trust	636	47
	Gladstone Commercial Corp.	2,192	45
	Primerica Inc.	357	45
	TFS Financial Corp.	2,598	44
	Weingarten Realty Investors	1,540	44
	Selective Insurance Group Inc.	671	44
	Investors Real Estate Trust	724	44
	Simon Property Group Inc.	241	44
	CNO Financial Group Inc.	2,473	42
*	United Bankshares Inc.	1,089	42
	Allstate Corp.	442	42
	MetLife Inc.	904	41
	First Citizens BancShares Inc. Class A	89	39
	Peapack Gladstone Financial Corp.	1,217	35
	Equity Commonwealth	1,073	35
	Ryman Hospitality Properties Inc.	432	35
	Morningstar Inc.	275	35
	City Office REIT Inc.	3,159	35
	CNA Financial Corp.	799	35
	Commerce Bancshares Inc.	547	34
	Prosperity Bancshares Inc.	455	34
	Travelers Cos. Inc.	253	34
	Home BancShares Inc.	1,700	33
*	UMB Financial Corp.	479	33
	Independent Bank Corp.	1,416	33
	IBERIABANK Corp.	413	32

	First Hawaiian Inc.	1,195	32
*	Enstar Group Ltd.	180	32
	Urstadt Biddle Properties Inc. Class A	1,525	32
	CatchMark Timber Trust Inc. Class A	3,340	32
	American National Insurance Co.	216	32
	ConnectOne Bancorp Inc.	1,465	32
	Paramount Group Inc.	2,191	31
	BOK Financial Corp.	347	31
	Hancock Whitney Corp.	713	31
	FirstCash Inc.	355	31
	FNB Corp.	2,502	31
	JBG SMITH Properties	750	30
	Equity LifeStyle Properties Inc.	276	30
	Bank OZK	904	30
	First Foundation Inc.	1,936	30
	Chemical Financial Corp.	641	29
	Santander Consumer USA Holdings Inc.	1,423	29
	Janus Henderson Group plc	1,180	29
	Popular Inc.	503	28
	American Campus Communities Inc.	617	28
	Cincinnati Financial Corp.	317	27
	Rayonier Inc.	932	27
	Liberty Property Trust	579	27
	Jones Lang LaSalle Inc.	159	26
	Douglas Emmett Inc.	680	26
	PNC Financial Services Group Inc.	199	25
	Oritani Financial Corp.	1,370	25
	Midland States Bancorp Inc.	960	24
	Valley National Bancorp	2,291	24
	Charles Schwab Corp.	521	24
	UDR Inc.	538	24
	RMR Group Inc. Class A	334	24
*	Howard Hughes Corp.	214	24
*	CoreLogic Inc.	645	24
	Bryn Mawr Bank Corp.	573	23
	Old Republic International Corp.	1,119	23
	Nelnet Inc. Class A	416	23
	Assured Guaranty Ltd.	544	23
	Tompkins Financial Corp.	281	23
	Piper Jaffray Cos.	322	23
	Hilltop Holdings Inc.	1,169	22
	TrustCo Bank Corp.	2,651	22
*	Customers Bancorp Inc.	1,028	22
	Heritage Insurance Holdings Inc.	1,464	22
	Torchmark Corp.	262	22
	PS Business Parks Inc.	143	21
	Front Yard Residential Corp.	1,887	21
	Umpqua Holdings Corp.	1,142	21
	Healthcare Trust of America Inc. Class A	721	21
	Meridian Bancorp Inc.	1,224	20
	Jefferies Financial Group Inc.	964	20
	Banco Latinoamericano de Comercio Exterior SA	870	18
*	Everi Holdings Inc.	2,366	18
	ServisFirst Bancshares Inc.	502	18
	Federal Agricultural Mortgage Corp.	212	17
*	Fair Isaac Corp.	70	17
*	Equity Bancshares Inc. Class A	504	17

*	eHealth Inc.	317	17
	Bank of Hawaii Corp.	203	17
	Hospitality Properties Trust	611	17
	GAIN Capital Holdings Inc.	2,194	15
*	Greenlight Capital Re Ltd. Class A	1,263	14
	American Tower Corp.	80	14
	Live Oak Bancshares Inc.	853	14
	BGC Partners Inc. Class A	2,186	13
	WP Carey Inc.	177	13
	OFG Bancorp	628	13
*	Euronet Worldwide Inc.	91	12
	Cedar Realty Trust Inc.	3,487	12
	Navient Corp.	991	12
*	Ocwen Financial Corp.	5,559	12
	WR Berkley Corp.	141	12
	Hanover Insurance Group Inc.	99	12
	American Express Co.	109	12
	Senior Housing Properties Trust	881	11
	Opus Bank	500	11
	Brown & Brown Inc.	384	11
*	Curo Group Holdings Corp.	1,003	11
	Sun Communities Inc.	97	11
	Hanmi Financial Corp.	470	11
	United Financial Bancorp Inc.	693	11
*	Bancorp Inc.	1,171	11
	1st Source Corp.	221	10
	First Industrial Realty Trust Inc.	308	10
	Alleghany Corp.	16	10
*	On Deck Capital Inc.	1,636	10
	Healthcare Realty Trust Inc.	309	10
*	Texas Capital Bancshares Inc.	160	10
	Apple Hospitality REIT Inc.	590	10
	BankUnited Inc.	261	10
	Newmark Group Inc. Class A	1,014	9
	Associated Banc-Corp	402	9
*	Altisource Portfolio Solutions SA	372	9
	Kinsale Capital Group Inc.	138	9
	Highwoods Properties Inc.	195	9
	US Bancorp	169	9
	NorthStar Realty Europe Corp.	479	9
	Mr. Cooper Group Inc.	615	8
*	MoneyGram International Inc.	3,429	8
	First American Financial Corp.	164	8
*	Essent Group Ltd.	193	8
	United Fire Group Inc.	170	8
*	Green Dot Corp. Class A	127	8
	Radian Group Inc.	401	8
	Tier REIT Inc.	334	8
	MarketAxess Holdings Inc.	33	8
*	Markel Corp.	8	8
	TriCo Bancshares	198	8
	BancFirst Corp.	141	8
*	Marcus & Millichap Inc.	202	8
	First Bancorp	197	8
	Pinnacle Financial Partners Inc.	131	8
	Alexander’s Inc.	20	8
	S&T Bancorp Inc.	184	8

	Community Healthcare Trust Inc.	213	8
	Kilroy Realty Corp.	102	7
*	TriState Capital Holdings Inc.	328	7
	National Western Life Group Inc. Class A	24	7
	Veritex Holdings Inc.	262	7
	EPR Properties	98	7
	Wintrust Financial Corp.	96	7
	Braemar Hotels & Resorts Inc.	537	7
	UMH Properties Inc.	508	7
	Webster Financial Corp.	121	7
	Univest Financial Corp.	261	7
	City Holding Co.	86	7
	Safety Insurance Group Inc.	77	7
	American Financial Group Inc.	69	7
	LPL Financial Holdings Inc.	91	7
	Eaton Vance Corp.	163	7
	Park National Corp.	68	7
*	SLM Corp.	616	7
	Franklin Financial Network Inc.	207	7
	BBX Capital Corp. Class A	1,107	7
	Carolina Financial Corp.	185	7
	FB Financial Corp.	190	7
	National Bank Holdings Corp. Class A	186	7
	Dime Community Bancshares Inc.	336	7
	Sterling Bancorp	330	7
	Jack Henry & Associates Inc.	50	7
	Heritage Financial Corp.	200	7
	United Insurance Holdings Corp.	400	7
	National General Holdings Corp.	253	7
	Gaming and Leisure Properties Inc.	178	6
	Lakeland Financial Corp.	134	6
*	Arch Capital Group Ltd.	198	6
	Hudson Pacific Properties Inc.	194	6
*	Western Alliance Bancorp	139	6
	SEI Investments Co.	121	6
	Southside Bancshares Inc.	183	6
*	INTL FCStone Inc.	145	6
	Lakeland Bancorp Inc.	376	6
	Farmland Partners Inc.	1,219	6
*	Triumph Bancorp Inc.	184	6
	NBT Bancorp Inc.	156	6
	Sunstone Hotel Investors Inc.	398	6
	Synovus Financial Corp.	149	6
	WesBanco Inc.	137	6
	Loews Corp.	121	6
	Employers Holdings Inc.	138	6
	Cullen/Frost Bankers Inc.	55	6
	OceanFirst Financial Corp.	224	6
	Reinsurance Group of America Inc. Class A	39	6
	Iron Mountain Inc.	159	6
	First Busey Corp.	207	6
	Axis Capital Holdings Ltd.	97	6
	Provident Financial Services Inc.	196	5
	Maiden Holdings Ltd.	4,303	5
	Bluerock Residential Growth REIT Inc. Class A	498	5
	First Financial Bankshares Inc.	81	5
	Central Pacific Financial Corp.	179	5

	National Retail Properties Inc.	99	5
	Getty Realty Corp.	156	5
	STORE Capital Corp.	158	5
	Independent Bank Corp.	60	5
	WSFS Financial Corp.	118	5
	Sandy Spring Bancorp Inc.	145	5
	Cousins Properties Inc.	532	5
	Heartland Financial USA Inc.	103	5
	Lamar Advertising Co. Class A	64	5
	PJT Partners Inc.	107	5
	Towne Bank	177	5
	Lazard Ltd. Class A	130	5
*	MGIC Investment Corp.	374	5
	Westamerica Bancorporation	72	5
	Jernigan Capital Inc.	214	5
	Life Storage Inc.	47	5
	Arthur J Gallagher & Co.	57	5
	Cohen & Steers Inc.	109	5
	Ashford Hospitality Trust Inc.	849	5
	Investors Bancorp Inc.	361	5
	Fidelity National Financial Inc.	129	5
*	PennyMac Financial Services Inc.	194	5
*	Apartment Investment & Management Co.	91	4
*	Seacoast Banking Corp. of Florida	149	4
	RenaissanceRe Holdings Ltd.	29	4
	American Homes 4 Rent Class A	194	4
	Park Hotels & Resorts Inc.	134	4
	PacWest Bancorp	102	4
	Flagstar Bancorp Inc.	128	4
	CorEnergy Infrastructure Trust Inc.	114	4
	AMERISAFE Inc.	65	4
*	St. Joe Co.	262	4
	Franklin Street Properties Corp.	532	4
	International Bancshares Corp.	94	4
	Capitol Federal Financial Inc.	286	4
	Enterprise Financial Services Corp.	84	4
*	Donnelley Financial Solutions Inc.	266	4
	Kearny Financial Corp.	278	4
	CVB Financial Corp.	163	4
	First Commonwealth Financial Corp.	263	4
	First Financial Bancorp	132	4
	Brookline Bancorp Inc.	226	4
	Horace Mann Educators Corp.	92	4
	First Merchants Corp.	88	4
	Preferred Bank	68	3
	Raymond James Financial Inc.	42	3
	Boston Private Financial Holdings Inc.	286	3
	Taubman Centers Inc.	63	3
	Monmouth Real Estate Investment Corp.	248	3
			5,814
Health Care (15.1%)
	Danaher Corp.	842	107
	Baxter International Inc.	1,155	86
*	Boston Scientific Corp.	2,148	86
	Zoetis Inc.	913	86
	Stryker Corp.	452	85
	HCA Healthcare Inc.	596	83

	Becton Dickinson and Co.	318	79
	Thermo Fisher Scientific Inc.	287	75
*	Edwards Lifesciences Corp.	417	71
*	Illumina Inc.	212	66
	Bruker Corp.	1,397	53
*	Vertex Pharmaceuticals Inc.	211	40
	Eli Lilly & Co.	310	39
	Humana Inc.	126	36
	Computer Programs & Systems Inc.	1,084	36
	Abbott Laboratories	444	35
*	QIAGEN NV	881	34
	Cantel Medical Corp.	378	28
*	FibroGen Inc.	456	26
*	Charles River Laboratories International Inc.	179	26
*	MacroGenics Inc.	1,257	25
*	ICU Medical Inc.	101	25
*	Insulet Corp.	258	24
	Hill-Rom Holdings Inc.	226	24
*	PDL BioPharma Inc.	6,384	23
*	Aduro Biotech Inc.	5,362	23
*	Seattle Genetics Inc.	302	22
*	Penumbra Inc.	164	22
*	RadNet Inc.	1,588	22
*	Neogen Corp.	339	21
*	HealthEquity Inc.	251	20
*	ChemoCentryx Inc.	1,869	20
	LeMaitre Vascular Inc.	665	20
*	Amphastar Pharmaceuticals Inc.	785	20
*	Calithera Biosciences Inc.	3,509	20
*	R1 RCM Inc.	1,913	19
	Encompass Health Corp.	282	18
*	Theravance Biopharma Inc.	733	18
*	Kura Oncology Inc.	1,165	18
*	Epizyme Inc.	1,326	17
*	NanoString Technologies Inc.	666	17
	Bio-Techne Corp.	87	17
*	Retrophin Inc.	721	16
*	Syndax Pharmaceuticals Inc.	2,487	15
	National HealthCare Corp.	186	15
*	Veracyte Inc.	723	15
*	Ra Pharmaceuticals Inc.	743	14
*	Agios Pharmaceuticals Inc.	213	14
*	Kadmon Holdings Inc.	4,624	14
*	American Renal Associates Holdings Inc.	1,096	14
	Chemed Corp.	41	14
*	Senseonics Holdings Inc.	4,517	14
*	Optinose Inc.	1,756	13
*	CASI Pharmaceuticals Inc.	3,918	13
*	Capital Senior Living Corp.	2,530	13
*	Alkermes plc	377	13
*	Cytokinetics Inc.	1,718	12
*	Adverum Biotechnologies Inc.	3,062	12
*	Xencor Inc.	402	12
*	AtriCure Inc.	379	12
*	Triple-S Management Corp. Class B	469	12
*	Accelerate Diagnostics Inc.	556	12
*	CryoLife Inc.	394	12

*	Catalyst Pharmaceuticals Inc.	3,788	11
*	Codexis Inc.	503	11
*	Apellis Pharmaceuticals Inc.	714	11
*	Rhythm Pharmaceuticals Inc.	376	11
	Ensign Group Inc.	215	11
*	T2 Biosystems Inc.	2,415	11
*	GenMark Diagnostics Inc.	1,361	11
*	Cross Country Healthcare Inc.	1,183	10
*	Jounce Therapeutics Inc.	2,319	10
	Atrion Corp.	13	10
*	Dova Pharmaceuticals Inc.	1,330	10
*	Dicerna Pharmaceuticals Inc.	811	10
*	Deciphera Pharmaceuticals Inc.	345	10
	West Pharmaceutical Services Inc.	91	10
*	Denali Therapeutics Inc.	431	9
*	NeoGenomics Inc.	473	9
	STERIS plc	76	9
*	XOMA Corp.	630	9
*	Akcea Therapeutics Inc.	247	8
	US Physical Therapy Inc.	76	8
*	Haemonetics Corp.	96	8
*	Accuray Inc.	1,722	8
*	Pieris Pharmaceuticals Inc.	2,721	8
*	Integra LifeSciences Holdings Corp.	148	8
	McKesson Corp.	63	8
*	Athenex Inc.	607	8
*	Agenus Inc.	2,575	8
*	Antares Pharma Inc.	2,076	8
*	Rocket Pharmaceuticals Inc.	427	8
*	Catalent Inc.	171	7
*	WaVe Life Sciences Ltd.	176	7
	PerkinElmer Inc.	76	7
*	ZIOPHARM Oncology Inc.	2,412	7
*	Tetraphase Pharmaceuticals Inc.	5,961	7
*	Surgery Partners Inc.	555	7
*	Stemline Therapeutics Inc.	623	7
*	Concert Pharmaceuticals Inc.	437	7
	Luminex Corp.	256	7
*	Providence Service Corp.	89	6
*	Fate Therapeutics Inc.	402	6
*	NextGen Healthcare Inc.	360	6
*	AngioDynamics Inc.	279	6
*	Lexicon Pharmaceuticals Inc.	1,146	6
*	Sientra Inc.	549	6
*	BioScrip Inc.	1,861	6
*	Akebia Therapeutics Inc.	805	6
*	Teligent Inc.	3,663	6
*	Medidata Solutions Inc.	77	6
*	PRA Health Sciences Inc.	52	6
*	Bio-Rad Laboratories Inc. Class A	20	5
*	Cerus Corp.	823	5
*	Aratana Therapeutics Inc.	1,319	5
	Meridian Bioscience Inc.	298	5
*	Ocular Therapeutix Inc.	1,128	5
*	CytoSorbents Corp.	618	5
*	Aclaris Therapeutics Inc.	770	5
*	Achillion Pharmaceuticals Inc.	1,944	5

*	Natera Inc.	299	5
*	Insys Therapeutics Inc.	741	5
*	Voyager Therapeutics Inc.	293	4
	Teleflex Inc.	15	4
*	STAAR Surgical Co.	117	4
*	Corbus Pharmaceuticals Holdings Inc.	609	4
	Phibro Animal Health Corp. Class A	144	4
	ResMed Inc.	41	4
	Medtronic plc	46	4
*	Ionis Pharmaceuticals Inc.	58	4
*	Bellicum Pharmaceuticals Inc.	1,225	4
*	CareDx Inc.	125	4
*	ArQule Inc.	1,187	4
*	Assembly Biosciences Inc.	178	4
*	Neos Therapeutics Inc.	1,587	4
*	Immunomedics Inc.	216	3
*	Marinus Pharmaceuticals Inc.	945	3
*	Clearside Biomedical Inc.	2,226	3
*	Intra-Cellular Therapies Inc.	234	3
*	Innovate Biopharmaceuticals Inc.	1,520	3
*	G1 Therapeutics Inc.	155	3
*	Syros Pharmaceuticals Inc.	406	3
*	Karyopharm Therapeutics Inc.	566	2
*	Nuvectra Corp.	173	2
*	Selecta Biosciences Inc.	660	1
*	AVEO Pharmaceuticals Inc.	1,617	1
			2,442
Materials & Processing (6.0%)
	Air Products & Chemicals Inc.	593	107
	Southern Copper Corp.	2,984	106
	Ecolab Inc.	609	103
	NewMarket Corp.	114	50
	LyondellBasell Industries NV Class A	548	47
*	Univar Inc.	1,621	37
	Chase Corp.	350	34
	Global Brass & Copper Holdings Inc.	885	30
	Linde plc	168	29
	Schweitzer-Mauduit International Inc.	704	27
	Griffon Corp.	1,442	26
	Myers Industries Inc.	1,322	25
	DMC Global Inc.	464	22
	Royal Gold Inc.	243	21
	Scotts Miracle-Gro Co.	262	21
	Haynes International Inc.	565	20
	Caesarstone Ltd.	1,147	19
	Westlake Chemical Corp.	274	19
*	Forterra Inc.	3,461	18
	NN Inc.	1,470	15
*	Koppers Holdings Inc.	560	14
	AptarGroup Inc.	127	13
	Quanex Building Products Corp.	671	11
*	Intrepid Potash Inc.	2,996	11
	Sonoco Products Co.	188	11
*	Veritiv Corp.	369	11
*	Unifi Inc.	481	11
	Cabot Corp.	173	8
	Hexcel Corp.	109	8

*	Trex Co. Inc.	102	8
	Reliance Steel & Aluminum Co.	75	7
	Materion Corp.	113	6
	AAON Inc.	144	6
*	Foundation Building Materials Inc.	501	6
	Quaker Chemical Corp.	26	5
*	Clearwater Paper Corp.	186	5
	Mueller Industries Inc.	160	5
	Stepan Co.	54	5
	Gold Resource Corp.	1,081	5
	Timken Co.	112	5
	Innospec Inc.	58	5
	Balchem Corp.	52	5
	PH Glatfelter Co.	320	4
*	Ingevity Corp.	36	4
	Kronos Worldwide Inc.	257	4
	Advanced Drainage Systems Inc.	147	4
*	LSB Industries Inc.	518	4
*	Amyris Inc.	751	4
	Neenah Inc.	44	3
	Insteel Industries Inc.	130	3
*	NCI Building Systems Inc.	332	2
			979
Other (0.1%)
*	Shopify Inc. Class A	96	18

Producer Durables (14.8%)
	Roper Technologies Inc.	320	104
	Waste Management Inc.	858	87
	Johnson Controls International plc	2,267	80
	Illinois Tool Works Inc.	514	74
	Automatic Data Processing Inc.	407	62
	Norfolk Southern Corp.	339	61
	Emerson Electric Co.	783	53
	General Dynamics Corp.	313	53
	National Instruments Corp.	1,074	50
	Crane Co.	580	49
	Curtiss-Wright Corp.	394	49
	John Bean Technologies Corp.	502	47
	Toro Co.	671	46
	Regal Beloit Corp.	538	45
	Genpact Ltd.	1,278	42
*	Colfax Corp.	1,563	41
	Air Lease Corp. Class A	1,083	40
	Woodward Inc.	410	39
	MAXIMUS Inc.	545	39
*	ASGN Inc.	572	37
	MTS Systems Corp.	680	36
	CRA International Inc.	716	36
	Nordson Corp.	260	35
	Eaton Corp. plc	419	33
	Hyster-Yale Materials Handling Inc.	476	32
	EMCOR Group Inc.	444	32
*	SPX Corp.	823	30
*	Titan Machinery Inc.	1,457	28
	HEICO Corp.	291	27
*	Textainer Group Holdings Ltd.	2,448	27

*	Frontline Ltd.	3,957	25
	Alamo Group Inc.	263	25
*	WillScot Corp. Class A	2,353	24
	Accenture plc Class A	131	21
	Donaldson Co. Inc.	378	19
	BWX Technologies Inc.	361	19
*	InnerWorkings Inc.	3,867	19
	Briggs & Stratton Corp.	1,426	19
*	Navistar International Corp.	468	18
*	Harsco Corp.	788	18
*	Lydall Inc.	622	17
*	SP Plus Corp.	506	17
*	Keysight Technologies Inc.	206	17
*	Gardner Denver Holdings Inc.	624	17
*	SPX FLOW Inc.	479	17
*	Genco Shipping & Trading Ltd.	2,000	16
*	Daseke Inc.	3,356	16
	Titan International Inc.	2,367	15
*	Teledyne Technologies Inc.	62	15
	Spartan Motors Inc.	1,565	14
*	Sterling Construction Co. Inc.	969	14
	Rollins Inc.	354	14
	Systemax Inc.	653	13
*	NV5 Global Inc.	165	13
*	Zebra Technologies Corp.	65	13
	Mesa Laboratories Inc.	56	13
	Heidrick & Struggles International Inc.	283	12
	ITT Inc.	186	11
	Kforce Inc.	290	11
*	International Seaways Inc.	643	11
	Graco Inc.	219	10
*	Vicor Corp.	312	10
	Nordic American Tankers Ltd.	4,142	9
	IDEX Corp.	64	9
	McGrath RentCorp	151	9
	Landstar System Inc.	83	9
*	Genesee & Wyoming Inc. Class A	110	9
	Littelfuse Inc.	46	9
*	Energy Recovery Inc.	1,090	9
*	Trimble Inc.	216	9
*	CBIZ Inc.	417	9
	Costamare Inc.	1,649	9
	Encore Wire Corp.	142	8
*	Aegion Corp. Class A	477	8
	Barrett Business Services Inc.	105	8
	ACCO Brands Corp.	855	8
*	Willdan Group Inc.	208	8
	Booz Allen Hamilton Holding Corp. Class A	144	8
	US Ecology Inc.	132	8
*	Thermon Group Holdings Inc.	303	8
*	Modine Manufacturing Co.	500	8
	Douglas Dynamics Inc.	174	7
*	TriMas Corp.	225	7
	Lincoln Electric Holdings Inc.	82	7
*	AECOM	228	7
*	Kirby Corp.	94	7
	Hackett Group Inc.	429	7

*	DXP Enterprises Inc.	192	7
	Teekay Corp.	1,610	7
	ICF International Inc.	86	6
	Brink’s Co.	79	6
*	CryoPort Inc.	542	6
*	Casella Waste Systems Inc. Class A	174	6
*	Vectrus Inc.	226	6
	Columbus McKinnon Corp.	156	6
	Hubbell Inc. Class B	49	6
	Exponent Inc.	102	6
	Raven Industries Inc.	144	6
*	Covenant Transportation Group Inc. Class A	247	6
	Marten Transport Ltd.	299	6
*	CoStar Group Inc.	12	5
*	MYR Group Inc.	162	5
	Kelly Services Inc. Class A	225	5
*	US Xpress Enterprises Inc. Class A	611	5
	Badger Meter Inc.	89	5
	ESCO Technologies Inc.	75	5
	Standex International Corp.	63	5
	Franklin Electric Co. Inc.	92	5
	Scorpio Bulkers Inc.	1,131	5
	Brady Corp. Class A	100	5
*	Blue Bird Corp.	252	5
	FLIR Systems Inc.	91	5
*	FARO Technologies Inc.	102	5
*	Sykes Enterprises Inc.	156	5
*	Commercial Vehicle Group Inc.	573	5
	Albany International Corp.	59	5
	Federal Signal Corp.	184	5
*	CAI International Inc.	190	4
	Allied Motion Technologies Inc.	106	4
*	Huron Consulting Group Inc.	93	4
	Carlisle Cos. Inc.	34	4
	Moog Inc. Class A	44	4
	AZZ Inc.	86	4
	Navigant Consulting Inc.	191	4
*	Conduent Inc.	267	4
*	SEACOR Holdings Inc.	87	4
*	Astronics Corp.	108	4
	Matson Inc.	107	4
	Tennant Co.	61	4
*	Proto Labs Inc.	34	4
	AGCO Corp.	54	4
	UniFirst Corp.	25	4
	Mobile Mini Inc.	99	4
*	MasTec Inc.	82	4
	Primoris Services Corp.	151	4
	Kadant Inc.	40	3
*	Vishay Precision Group Inc.	97	3
	Aircastle Ltd.	170	3
	Kennametal Inc.	87	3
	GasLog Ltd.	199	3
*	Tidewater Inc.	134	3
*	Wesco Aircraft Holdings Inc.	355	3
			2,389

Technology (6.8%)
	TE Connectivity Ltd.	942	77
	Analog Devices Inc.	595	64
	Intuit Inc.	244	60
*	NCR Corp.	1,826	51
	HP Inc.	2,542	50
	Pegasystems Inc.	748	49
	CTS Corp.	1,229	39
*	CACI International Inc. Class A	197	36
*	Silicon Laboratories Inc.	433	35
	AVX Corp.	1,597	29
*	ViaSat Inc.	364	27
	Entegris Inc.	768	27
	Science Applications International Corp.	353	26
	Monotype Imaging Holdings Inc.	1,334	26
*	RingCentral Inc. Class A	241	25
*	Rudolph Technologies Inc.	1,034	23
*	Model N Inc.	1,147	20
*	Cision Ltd.	1,387	18
*	MobileIron Inc.	3,440	17
	QAD Inc. Class A	355	16
*	AXT Inc.	3,598	16
	Ubiquiti Networks Inc.	109	16
*	Workiva Inc.	308	15
*	EPAM Systems Inc.	88	14
*	RealPage Inc.	217	13
*	Ribbon Communications Inc.	2,303	12
*	Aspen Technology Inc.	108	11
*	OneSpan Inc.	507	11
	Dolby Laboratories Inc. Class A	166	11
*	Loral Space & Communications Inc.	261	11
*	Perficient Inc.	362	10
*	eGain Corp.	855	10
*	Internap Corp.	1,749	9
*	Tyler Technologies Inc.	45	9
	Monolithic Power Systems Inc.	66	9
*	Limelight Networks Inc.	2,960	9
*	Guidewire Software Inc.	93	9
*	PCM Inc.	237	8
	SS&C Technologies Holdings Inc.	124	8
*	ScanSource Inc.	202	8
*	Benefitfocus Inc.	153	7
*	Asure Software Inc.	1,161	7
*	Lattice Semiconductor Corp.	622	7
*	Digimarc Corp.	242	7
*	LivePerson Inc.	260	7
*	Veritone Inc.	1,115	7
*	Arrow Electronics Inc.	85	7
*	Harmonic Inc.	1,212	7
	CDW Corp.	71	7
	Presidio Inc.	399	7
*	Endurance International Group Holdings Inc.	865	6
*	PDF Solutions Inc.	484	6
*	Upland Software Inc.	160	6
*	Mitek Systems Inc.	515	6
*	KeyW Holding Corp.	721	5
*	PROS Holdings Inc.	115	5

*	A10 Networks Inc.	685	5
*	Photronics Inc.	487	5
*	Vocera Communications Inc.	142	5
*	ePlus Inc.	51	5
*	Meet Group Inc.	707	4
	SYNNEX Corp.	41	4
	Leidos Holdings Inc.	62	4
	Avnet Inc.	92	4
*	Nuance Communications Inc.	227	4
	Amdocs Ltd.	68	4
*	EMCORE Corp.	886	4
	Comtech Telecommunications Corp.	123	3
	Cohu Inc.	174	3
*	Maxar Technologies Inc.	231	2
			1,094
Utilities (3.9%)
*	T-Mobile US Inc.	1,189	86
	Southwest Gas Holdings Inc.	555	45
	American Electric Power Co. Inc.	519	42
	Spire Inc.	527	42
	MDU Resources Group Inc.	1,303	34
	Atmos Energy Corp.	293	29
	Hawaiian Electric Industries Inc.	694	27
	IDACORP Inc.	264	26
	Portland General Electric Co.	511	26
	Avangrid Inc.	506	24
	ONE Gas Inc.	244	21
	Unitil Corp.	362	20
	Sempra Energy	163	20
	Alliant Energy Corp.	410	19
	Otter Tail Corp.	329	16
	Dominion Energy Inc.	219	16
	New Jersey Resources Corp.	320	15
	ALLETE Inc.	168	14
	Aqua America Inc.	348	12
	UGI Corp.	198	11
*	United States Cellular Corp.	205	10
	j2 Global Inc.	99	8
	OGE Energy Corp.	192	8
	Shenandoah Telecommunications Co.	182	8
	Chesapeake Utilities Corp.	85	8
	Southern Co.	137	7
*	Cincinnati Bell Inc.	581	6
	MGE Energy Inc.	79	5
	ATN International Inc.	88	5
	Spark Energy Inc. Class A	377	4
	Exelon Corp.	62	3
	NextEra Energy Inc.	16	3
	Duke Energy Corp.	33	3
*	NII Holdings Inc.	641	2
	Windstream Holdings Inc.	2,185	1
			626
Total Common Stocks (Cost $15,388)			15,872

	Coupon
Temporary Cash Investment (1.2%)[1]
Money Market Fund (1.2%)
2	Vanguard Market Liquidity Fund (Cost $196)	2.563%	1,960	196
Total Investments (99.4%) (Cost $15,584)				16,068
Other Asset and Liabilities-Net (0.6%)[3]				94
Net Assets (100%)				16,162

*	Non-income-producing security.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.7% and -0.3%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Cash of $11,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short Contracts	)	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	3		236	15

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin

U.S. Liquidity Factor ETF

representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 28, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Vanguard U.S. Multifactor ETF

Schedule of Investments (unaudited)

As of February 28, 2019

		Shares	Market Value ($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (24.6%)
	Target Corp.	10,977	797
	Costco Wholesale Corp.	3,507	767
	NIKE Inc. Class B	8,398	720
	Ross Stores Inc.	7,222	685
	Starbucks Corp.	9,547	671
	Walt Disney Co.	5,350	604
	TJX Cos. Inc.	11,322	581
	Walmart Inc.	5,804	575
	Dollar General Corp.	4,735	561
	Lowe’s Cos. Inc.	4,233	445
	Carnival Corp.	5,941	343
	Yum! Brands Inc.	2,968	280
	Expedia Group Inc.	2,231	275
	Dick’s Sporting Goods Inc.	6,951	271
	Marcus Corp.	6,195	263
*	Urban Outfitters Inc.	8,441	260
	Advance Auto Parts Inc.	1,608	260
	Guess? Inc.	11,577	259
	Viacom Inc. Class B	8,845	258
	Columbia Sportswear Co.	2,460	253
	Estee Lauder Cos. Inc. Class A	1,606	252
	Kohl’s Corp.	3,646	246
*	AutoZone Inc.	260	244
	Texas Roadhouse Inc. Class A	3,850	244
	La-Z-Boy Inc.	7,078	244
*	Stoneridge Inc.	7,648	226
	Autoliv Inc.	2,758	226
*	Gray Television Inc.	10,122	222
*	Zumiez Inc.	8,738	216
*	Ulta Beauty Inc.	655	205
	American Eagle Outfitters Inc.	10,027	205
	Dillard’s Inc. Class A	2,506	197
	Penske Automotive Group Inc.	4,230	188
*	Genesco Inc.	3,884	187
	Tractor Supply Co.	1,925	184
*	Rent-A-Center Inc.	9,705	181
*	Liberty Expedia Holdings Inc. Class A	3,890	172
	Tilly’s Inc. Class A	14,106	171
	Steven Madden Ltd.	5,154	170
	AMC Entertainment Holdings Inc. Class A	11,914	167
	Nordstrom Inc.	3,462	164
	HealthStream Inc.	5,739	160
	DSW Inc. Class A	5,341	158
	Macy’s Inc.	6,315	157
	National Presto Industries Inc.	1,395	156
	Williams-Sonoma Inc.	2,673	155
	International Speedway Corp. Class A	3,528	153
	Gap Inc.	5,554	141
*	Capri Holdings Ltd.	3,064	140

*	MSG Networks Inc.	5,779	139
	Best Buy Co. Inc.	1,946	134
	Cato Corp. Class A	8,341	131
	Buckle Inc.	6,784	130
*	K12 Inc.	4,014	129
*	Sally Beauty Holdings Inc.	6,580	119
	Gentex Corp.	5,835	119
	Chico’s FAS Inc.	19,253	112
	Shutterstock Inc.	2,420	112
	Garmin Ltd.	1,244	104
	Citi Trends Inc.	4,708	102
	Tailored Brands Inc.	7,713	100
	Darden Restaurants Inc.	872	98
	Tower International Inc.	3,804	98
	Foot Locker Inc.	1,573	94
	Brinker International Inc.	2,008	92
*	America’s Car-Mart Inc.	1,124	92
	Haverty Furniture Cos. Inc.	3,745	91
	Bed Bath & Beyond Inc.	5,445	91
*	Burlington Stores Inc.	533	90
	Johnson Outdoors Inc. Class A	1,367	90
*	Lululemon Athletica Inc.	595	89
*	Hibbett Sports Inc.	4,805	89
*	Vera Bradley Inc.	9,147	87
	Standard Motor Products Inc.	1,771	87
*	Cracker Barrel Old Country Store Inc.	516	84
*	Habit Restaurants Inc. Class A	7,354	83
*	Deckers Outdoor Corp.	555	82
*	Discovery Communications Inc. Class A	2,820	81
	Aaron’s Inc.	1,455	79
	Ralph Lauren Corp. Class A	630	79
	Gannett Co. Inc.	6,683	78
	Dave & Buster’s Entertainment Inc.	1,524	78
	Ethan Allen Interiors Inc.	3,866	78
*	Helen of Troy Ltd.	685	77
	Inter Parfums Inc.	1,031	76
*	Career Education Corp.	4,576	76
	World Wrestling Entertainment Inc. Class A	901	75
*	Monarch Casino & Resort Inc.	1,692	74
	Cooper Tire & Rubber Co.	2,287	73
	Cheesecake Factory Inc.	1,527	72
*	Cooper-Standard Holdings Inc.	1,179	71
*	MarineMax Inc.	3,419	67
*	Crocs Inc.	2,613	67
	Extended Stay America Inc.	3,665	67
	Oxford Industries Inc.	831	66
	Abercrombie & Fitch Co.	2,910	64
	Ruth’s Hospitality Group Inc.	2,416	61
	Hyatt Hotels Corp. Class A	839	61
	BJ’s Restaurants Inc.	1,264	60
	New Media Investment Group Inc.	4,518	60
	Movado Group Inc.	1,707	60
*	ZAGG Inc.	4,975	58
	H&R Block Inc.	2,389	58
	Graham Holdings Co. Class B	83	57
*	1-800-Flowers.com Inc. Class A	3,173	57
	National CineMedia Inc.	7,313	57

*	MasterCraft Boat Holdings Inc.	2,294	57
	Acushnet Holdings Corp.	2,230	56
	Scholastic Corp.	1,308	55
*	Chuy’s Holdings Inc.	2,373	53
	Lear Corp.	348	53
	Hooker Furniture Corp.	1,617	51
*	Nautilus Inc.	7,595	50
*	American Public Education Inc.	1,471	48
*	Express Inc.	9,137	47
*	Cavco Industries Inc.	343	47
	John Wiley & Sons Inc. Class A	912	47
*	Regis Corp.	2,572	46
	Tenneco Inc. Class A	1,276	44
	Shoe Carnival Inc.	1,145	44
	Cinemark Holdings Inc.	1,110	42
	Wingstop Inc.	612	41
	Big Lots Inc.	1,260	40
*	El Pollo Loco Holdings Inc.	2,599	39
*	Rosetta Stone Inc.	2,375	38
*	Malibu Boats Inc. Class A	820	38
*	Potbelly Corp.	4,376	37
*	Boot Barn Holdings Inc.	1,164	33
*	Adtalem Global Education Inc.	625	30
*	WideOpenWest Inc.	3,071	25
	Sonic Automotive Inc. Class A	1,645	25
*	Red Robin Gourmet Burgers Inc.	712	22
	Signet Jewelers Ltd.	753	21
	Monro Inc.	238	18
	PulteGroup Inc.	596	16
			20,677
Consumer Staples (5.9%)
	Procter & Gamble Co.	8,789	866
	Walgreens Boots Alliance Inc.	11,357	809
	Keurig Dr Pepper Inc.	18,897	475
	Lancaster Colony Corp.	1,604	251
	Flowers Foods Inc.	11,810	242
	Coca-Cola European Partners plc	4,411	208
	Lamb Weston Holdings Inc.	2,433	169
	Core-Mark Holding Co. Inc.	5,198	164
*	Freshpet Inc.	3,214	133
	Weis Markets Inc.	2,437	123
	Kroger Co.	3,927	115
	John B Sanfilippo & Son Inc.	1,652	115
	Tootsie Roll Industries Inc.	2,888	107
*	USANA Health Sciences Inc.	1,038	102
	J&J Snack Foods Corp.	638	99
	Hormel Foods Corp.	2,235	97
*	Boston Beer Co. Inc. Class A	306	96
*	Performance Food Group Co.	2,464	95
	Cal-Maine Foods Inc.	1,952	86
*	US Foods Holding Corp.	2,386	84
	Nu Skin Enterprises Inc. Class A	1,350	81
	Ingles Markets Inc. Class A	2,371	74
	Universal Corp.	1,135	67
	Ingredion Inc.	699	65
	Casey’s General Stores Inc.	431	58
	Church & Dwight Co. Inc.	600	39

*	Herbalife Nutrition Ltd.	693	39
*	Chefs’ Warehouse Inc.	1,041	33
*	Sprouts Farmers Market Inc.	1,084	25
	Medifast Inc.	138	18
	SpartanNash Co.	757	14
			4,949
Energy (5.4%)
	Chevron Corp.	8,258	988
	ConocoPhillips	10,765	730
	Exxon Mobil Corp.	8,021	634
*	Renewable Energy Group Inc.	10,409	277
	Warrior Met Coal Inc.	8,519	249
	Occidental Petroleum Corp.	3,629	240
	Marathon Oil Corp.	13,742	228
*	Matrix Service Co.	9,483	198
	Arch Coal Inc. Class A	2,063	192
	Peabody Energy Corp.	5,562	172
*	ProPetro Holding Corp.	6,410	127
	Mammoth Energy Services Inc.	5,491	126
*	Unit Corp.	8,015	125
	Delek US Holdings Inc.	2,802	99
	HollyFrontier Corp.	1,178	60
*	CONSOL Energy Inc.	1,314	50
	PBF Energy Inc. Class A	1,014	32
			4,527
Financial Services (23.9%)
	SunTrust Banks Inc.	13,738	891
	JPMorgan Chase & Co.	7,776	811
	Aflac Inc.	15,768	775
	Bank of America Corp.	26,279	764
	US Bancorp	13,952	721
	Visa Inc. Class A	4,637	687
	Progressive Corp.	6,140	448
	MetLife Inc.	9,888	447
*	PayPal Holdings Inc.	4,173	409
	BB&T Corp.	7,560	385
	PNC Financial Services Group Inc.	2,633	332
	Bank of Hawaii Corp.	3,703	304
	Bank of New York Mellon Corp.	5,569	292
	M&T Bank Corp.	1,635	283
	Allstate Corp.	2,745	259
	Travelers Cos. Inc.	1,935	257
	Mastercard Inc. Class A	1,131	254
	American National Insurance Co.	1,721	253
	Wells Fargo & Co.	4,957	247
	Community Bank System Inc.	3,585	232
	Trustmark Corp.	6,247	222
	Universal Insurance Holdings Inc.	5,632	220
	Park Hotels & Resorts Inc.	6,698	209
	Cathay General Bancorp	5,084	197
	First Midwest Bancorp Inc.	8,420	195
	First Interstate BancSystem Inc. Class A	4,521	188
	Discover Financial Services	2,620	188
	First Citizens BancShares Inc. Class A	423	185
	First Commonwealth Financial Corp.	12,777	180
	Alleghany Corp.	270	174

	Great Western Bancorp Inc.	4,525	170
	First Hawaiian Inc.	6,258	169
*	UMB Financial Corp.	2,446	168
	Primerica Inc.	1,332	167
	First Bancorp	4,149	163
	Erie Indemnity Co. Class A	908	162
	Lakeland Bancorp Inc.	9,349	156
	Central Pacific Financial Corp.	5,250	153
	WR Berkley Corp.	1,829	153
	Northwest Bancshares Inc.	8,216	153
	International Bancshares Corp.	3,730	152
	Senior Housing Properties Trust	11,240	146
	Spirit Realty Capital Inc.	3,588	139
	BankUnited Inc.	3,799	139
	National General Holdings Corp.	5,370	139
	Lakeland Financial Corp.	2,848	138
	Commerce Bancshares Inc.	2,159	136
	Bank of NT Butterfield & Son Ltd.	3,305	135
*	Credit Acceptance Corp.	306	135
*	Ambac Financial Group Inc.	6,759	134
	Nelnet Inc. Class A	2,345	129
	CNA Financial Corp.	2,827	122
	Waddell & Reed Financial Inc. Class A	6,193	115
	Ally Financial Inc.	4,049	110
	National Western Life Group Inc. Class A	354	109
	TFS Financial Corp.	6,303	108
	Brown & Brown Inc.	3,639	108
	Assured Guaranty Ltd.	2,576	108
	Zions Bancorp NA	2,048	105
	Walker & Dunlop Inc.	1,833	102
	NBT Bancorp Inc.	2,644	102
	Umpqua Holdings Corp.	5,580	101
	Cullen/Frost Bankers Inc.	975	101
	Medical Properties Trust Inc.	5,476	100
	CorEnergy Infrastructure Trust Inc.	2,691	98
*	United Bankshares Inc.	2,555	98
	Lincoln National Corp.	1,543	96
	Webster Financial Corp.	1,645	94
	1st Source Corp.	1,970	94
	Capital One Financial Corp.	1,097	92
	EVERTEC Inc.	3,119	89
	Regions Financial Corp.	5,393	88
	Comerica Inc.	998	87
	Reinsurance Group of America Inc. Class A	601	87
	Argo Group International Holdings Ltd.	1,233	86
	KeyCorp	4,774	84
	Fifth Third Bancorp	3,041	84
	First Busey Corp.	3,054	82
	Enterprise Financial Services Corp.	1,791	81
	HCI Group Inc.	1,739	80
	Kinsale Capital Group Inc.	1,193	80
	FirstCash Inc.	895	78
	Independent Bank Corp.	822	70
*	Axos Financial Inc.	2,137	69
	Torchmark Corp.	827	68
	Citizens Financial Group Inc.	1,847	68
*	TriState Capital Holdings Inc.	2,998	68

	T. Rowe Price Group Inc.	674	68
	Safety Insurance Group Inc.	744	66
	Ameriprise Financial Inc.	496	65
	S&T Bancorp Inc.	1,549	64
	Raymond James Financial Inc.	773	64
	Oritani Financial Corp.	3,534	63
	American Equity Investment Life Holding Co.	1,961	62
	Northern Trust Corp.	662	62
	Capitol Federal Financial Inc.	4,602	61
	Everest Re Group Ltd.	262	59
	National Health Investors Inc.	758	59
	ServisFirst Bancshares Inc.	1,666	58
	Fulton Financial Corp.	3,353	58
	Popular Inc.	1,006	57
	Preferred Bank	1,097	56
	East West Bancorp Inc.	1,027	56
	FNB Corp.	4,565	56
	United Financial Bancorp Inc.	3,547	55
	Hanmi Financial Corp.	2,354	54
*	HomeStreet Inc.	1,937	54
	EPR Properties	717	53
	City Holding Co.	649	52
	AMERISAFE Inc.	809	51
	Huntington Bancshares Inc.	3,537	51
	WesBanco Inc.	1,186	50
	Wintrust Financial Corp.	682	50
	American Assets Trust Inc.	1,138	49
	Principal Financial Group Inc.	925	49
	TrustCo Bank Corp. NY	5,706	48
	LPL Financial Holdings Inc.	639	48
	CBTX Inc.	1,417	47
	Hope Bancorp Inc.	3,233	47
	First BanCorp	4,040	46
*	Eagle Bancorp Inc.	726	43
	OFG Bancorp	1,979	41
*	Western Alliance Bancorp	863	40
	Provident Financial Services Inc.	1,431	39
	Prosperity Bancshares Inc.	499	37
	First Merchants Corp.	907	37
	Hanover Insurance Group Inc.	295	35
	Park National Corp.	339	34
	First Financial Bankshares Inc.	522	34
	Cass Information Systems Inc.	645	34
	BancFirst Corp.	595	34
	Heartland Financial USA Inc.	690	33
	Meridian Bancorp Inc.	1,969	32
	LegacyTexas Financial Group Inc.	741	31
	Employers Holdings Inc.	740	31
	E*TRADE Financial Corp.	613	30
	Synchrony Financial	911	30
	Janus Henderson Group plc	1,182	29
	Federal Agricultural Mortgage Corp.	349	29
	Loews Corp.	577	27
	iStar Inc.	3,069	27
	PacWest Bancorp	612	25
	Selective Insurance Group Inc.	376	25
	Washington Federal Inc.	802	25

	Tompkins Financial Corp.	216	17
	GEO Group Inc.	702	16
	LTC Properties Inc.	350	16
			20,126
Health Care (9.6%)
	Merck & Co. Inc.	10,497	853
	HCA Healthcare Inc.	6,087	846
*	Pfizer Inc.	17,573	762
*	Cigna Corp.	3,433	599
	Allergan plc	4,010	552
*	Biogen Inc.	1,141	374
	STERIS plc	2,497	302
	Amgen Inc.	1,469	279
*	Medpace Holdings Inc.	4,426	243
*	Integer Holdings Corp.	2,518	229
	Medtronic plc	2,368	214
	US Physical Therapy Inc.	1,626	179
*	Premier Inc. Class A	4,013	147
	UnitedHealth Group Inc.	586	142
*	ICU Medical Inc.	574	141
*	Jazz Pharmaceuticals plc	992	139
	Encompass Health Corp.	2,048	129
	ResMed Inc.	1,253	128
	National HealthCare Corp.	1,486	121
*	Haemonetics Corp.	1,057	92
	Universal Health Services Inc. Class B	659	92
*	Triple-S Management Corp. Class B	3,534	90
*	Centene Corp.	1,470	90
*	Addus HomeCare Corp.	1,254	84
*	Veeva Systems Inc. Class A	659	78
*	Mallinckrodt plc	2,993	75
*	AngioDynamics Inc.	3,222	72
*	Amedisys Inc.	544	68
*	Inogen Inc.	605	65
	Ensign Group Inc.	1,298	64
*	HealthEquity Inc.	746	60
*	Syneos Health Inc.	1,412	59
*	Surmodics Inc.	993	58
	Luminex Corp.	2,052	52
*	Innoviva Inc.	3,208	50
*	NextGen Healthcare Inc.	2,770	49
*	Genomic Health Inc.	604	46
*	LivaNova plc	485	45
*	Glaukos Corp.	602	45
	CONMED Corp.	558	43
*	HMS Holdings Corp.	1,110	38
*	Align Technology Inc.	146	38
*	AMN Healthcare Services Inc.	700	35
*	Emergent BioSolutions Inc.	586	34
	Patterson Cos. Inc.	1,507	34
	Atrion Corp.	40	32
*	American Renal Associates Holdings Inc.	2,480	31
*	Amphastar Pharmaceuticals Inc.	872	22
*	Laboratory Corp. of America Holdings	137	20
	Meridian Bioscience Inc.	1,093	19
			8,059

Materials & Processing (3.5%)
	Air Products & Chemicals Inc.	1,503	272
	Sonoco Products Co.	4,000	232
	Comfort Systems USA Inc.	4,202	225
	Materion Corp.	3,608	208
*	Continental Building Products Inc.	6,558	189
	Simpson Manufacturing Co. Inc.	2,941	176
	Ball Corp.	3,140	172
	Mosaic Co.	5,455	171
*	Verso Corp.	6,415	126
	Domtar Corp.	2,434	124
	Advanced Drainage Systems Inc.	4,748	121
	Cabot Microelectronics Corp.	937	106
	Armstrong World Industries Inc.	1,379	101
	Carpenter Technology Corp.	2,099	99
*	BMC Stock Holdings Inc.	5,049	97
	Greif Inc. Class A	2,337	94
	Louisiana-Pacific Corp.	3,405	86
	Reliance Steel & Aluminum Co.	943	84
	Stepan Co.	757	71
	Quanex Building Products Corp.	3,621	62
	Apogee Enterprises Inc.	1,171	42
	Hexcel Corp.	463	33
	Boise Cascade Co.	961	27
			2,918
Other (0.2%)
*	Check Point Software Technologies Ltd.	1,624	199
*	Yandex NV Class A	667	23
			222
Producer Durables (11.5%)
	Eaton Corp. plc	8,387	669
	Southwest Airlines Co.	6,136	344
*	TriNet Group Inc.	4,526	277
	Snap-on Inc.	1,670	267
	Dover Corp.	2,819	255
*	United Continental Holdings Inc.	2,881	253
	Delta Air Lines Inc.	4,696	233
	FLIR Systems Inc.	4,255	219
	Heidrick & Struggles International Inc.	5,052	218
	Alaska Air Group Inc.	3,475	214
*	FTI Consulting Inc.	2,827	210
	Brady Corp. Class A	4,399	208
*	Spirit Airlines Inc.	3,594	202
	UniFirst Corp.	1,362	196
	Korn Ferry	3,873	189
*	Echo Global Logistics Inc.	7,738	186
	Kforce Inc.	4,984	184
*	Conduent Inc.	12,174	178
	Werner Enterprises Inc.	5,038	174
	Allison Transmission Holdings Inc.	3,481	173
	MAXIMUS Inc.	2,385	169
*	Teledyne Technologies Inc.	658	155
*	Zebra Technologies Corp.	770	154
	Huntington Ingalls Industries Inc.	680	142
	Exponent Inc.	2,492	141
	Federal Signal Corp.	5,583	137

	Republic Services Inc. Class A	1,655	130
	Pentair plc	2,960	126
*	CSW Industrials Inc.	2,137	121
*	Covenant Transportation Group Inc. Class A	5,270	120
*	WESCO International Inc.	2,183	119
	Mesa Laboratories Inc.	483	111
	Insperity Inc.	880	111
	Textron Inc.	2,023	110
	McGrath RentCorp	1,822	109
	Schneider National Inc. Class B	4,377	96
*	Darling Ingredients Inc.	4,339	95
*	Blue Bird Corp.	4,186	78
*	Milacron Holdings Corp.	5,493	77
	National Instruments Corp.	1,628	76
*	Saia Inc.	1,140	75
	Robert Half International Inc.	1,094	75
*	TrueBlue Inc.	3,087	71
*	CBIZ Inc.	3,341	69
	Matson Inc.	1,906	69
*	Sykes Enterprises Inc.	2,285	68
	AGCO Corp.	1,000	68
	CRA International Inc.	1,322	66
	Kelly Services Inc. Class A	2,713	65
*	Vishay Precision Group Inc.	1,859	65
*	JetBlue Airways Corp.	3,768	63
	Herman Miller Inc.	1,693	62
	Hillenbrand Inc.	1,356	60
	Triton International Ltd.	1,803	59
	Columbus McKinnon Corp.	1,581	59
*	SP Plus Corp.	1,705	59
*	Casella Waste Systems Inc. Class A	1,648	58
*	Keysight Technologies Inc.	642	54
	HNI Corp.	1,380	53
	ACCO Brands Corp.	5,663	53
	US Ecology Inc.	914	52
	MSA Safety Inc.	498	52
	SkyWest Inc.	951	51
	ICF International Inc.	654	49
	Kadant Inc.	555	49
*	Hub Group Inc. Class A	1,115	48
	Marten Transport Ltd.	2,551	48
	Kaman Corp.	761	47
	Encore Wire Corp.	786	47
	Old Dominion Freight Line Inc.	303	46
	ESCO Technologies Inc.	659	46
*	Aerojet Rocketdyne Holdings Inc.	1,218	45
*	TriMas Corp.	1,309	42
	Moog Inc. Class A	444	42
*	MYR Group Inc.	1,148	39
	EnerSys	507	37
	Spirit AeroSystems Holdings Inc. Class A	373	37
*	Proto Labs Inc.	323	37
	Steelcase Inc. Class A	1,900	33
	Rollins Inc.	831	33
	Tetra Tech Inc.	524	31
	HEICO Corp.	328	31
	Heartland Express Inc.	1,454	29

*	Sterling Construction Co. Inc.	1,960	29
	MSC Industrial Direct Co. Inc. Class A	336	28
	ABM Industries Inc.	743	27
	Wabash National Corp.	1,637	24
	Forward Air Corp.	361	23
	Raven Industries Inc.	433	17
*	Aegion Corp. Class A	962	17
	Navigant Consulting Inc.	808	17
			9,650
Technology (8.4%)
	Intel Corp.	17,248	913
	HP Inc.	31,301	618
*	Fortinet Inc.	3,899	338
*	Diodes Inc.	8,207	331
	Hewlett Packard Enterprise Co.	18,800	308
*	Qorvo Inc.	4,090	287
	Avnet Inc.	5,714	248
	NXP Semiconductors NV	2,689	246
	Cognizant Technology Solutions Corp. Class A	3,430	243
*	Adobe Inc.	907	238
*	Insight Enterprises Inc.	4,144	231
	ManTech International Corp. Class A	3,538	192
	NetApp Inc.	2,612	170
	VMware Inc. Class A	889	153
	Dolby Laboratories Inc. Class A	2,299	149
*	Nanometrics Inc.	5,113	145
*	SPS Commerce Inc.	1,318	141
	Comtech Telecommunications Corp.	5,299	140
*	Fabrinet	2,219	130
*	F5 Networks Inc.	753	127
*	Alphabet Inc. Class A	112	126
*	Workiva Inc.	2,535	125
*	Photronics Inc.	12,697	125
*	LivePerson Inc.	4,202	117
	Apple Inc.	665	115
*	Cirrus Logic Inc.	2,646	106
	Jabil Inc.	3,723	106
*	Unisys Corp.	7,755	105
*	Akamai Technologies Inc.	1,433	100
*	Qualys Inc.	1,013	85
*	Perficient Inc.	2,755	79
*	Yext Inc.	4,221	78
*	FormFactor Inc.	3,958	63
	CDW Corp.	639	60
*	Dell Technologies Inc.	888	50
	Motorola Solutions Inc.	315	45
	DXC Technology Co.	661	44
*	Knowles Corp.	2,604	42
*	Appfolio Inc.	579	42
*	ScanSource Inc.	1,043	39
	Amdocs Ltd.	482	27
	Skyworks Solutions Inc.	243	20
*	Benefitfocus Inc.	362	18
			7,065
Utilities (6.8%)
	Exelon Corp.	19,986	971

*	T-Mobile US Inc.	11,376	822
Verizon Communications Inc.	8,019	456
Hawaiian Electric Industries Inc.	10,445	400
OGE Energy Corp.	7,579	322
Duke Energy Corp.	2,732	245
j2 Global Inc.	2,875	244
ONE Gas Inc.	2,757	238
Avangrid Inc.	4,877	236
IDACORP Inc.	2,292	226
NorthWestern Corp.	3,288	225
Portland General Electric Co.	4,478	225
ALLETE Inc.	2,322	188
CenturyLink Inc.	12,286	162
Otter Tail Corp.	2,541	128
Unitil Corp.	1,872	103
*	United States Cellular Corp.	1,973	92
Ameren Corp.	1,122	80
Pinnacle West Capital Corp.	780	73
Telephone & Data Systems Inc.	2,169	70
ATN International Inc.	1,156	65
Middlesex Water Co.	863	51
Consolidated Communications Holdings Inc.	4,756	47
Black Hills Corp.	243	17
Shenandoah Telecommunications Co.	388	17
5,703
Total Common Stocks (Cost $83,705)	83,896
Temporary Cash Investment (0.0%)[1]
Money Market Fund (0.0%)
2	Vanguard Market Liquidity Fund, 2.563% (Cost $17)	174	17
Total Investments (99.8%) (Cost $83,722)	83,913
Other Asset and Liabilities-Net (0.2%)[3]	182
Net Assets (100%)	84,095

*	Non-income-producing security.

1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and (0.2%), respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Cash of $26,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	2	158	15

U.S. Multifactor ETF

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any

U.S. Multifactor ETF

investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 28, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Vanguard U.S. Multifactor Fund

Schedule of Investments (unaudited)

As of February 28, 2019

		Shares	Market Value ($000)
Common Stocks (98.4%)[1]
Consumer Discretionary (24.3%)
	Ross Stores Inc.	4,211	399
	TJX Cos. Inc.	6,862	352
	NIKE Inc. Class B	3,737	320
	Walmart Inc.	3,169	314
	Walt Disney Co.	2,526	285
	Dollar General Corp.	2,214	262
	Costco Wholesale Corp.	1,061	232
	Lowe’s Cos. Inc.	2,084	219
	Starbucks Corp.	3,107	218
	Target Corp.	2,984	217
	Carnival Corp.	3,247	188
	Darden Restaurants Inc.	1,459	164
	Hyatt Hotels Corp. Class A	2,219	161
*	Lululemon Athletica Inc.	1,042	157
	Kohl’s Corp.	2,058	139
	World Wrestling Entertainment Inc. Class A	1,635	137
*	Deckers Outdoor Corp.	891	132
	Brinker International Inc.	2,845	130
	Advance Auto Parts Inc.	782	127
	Dillard’s Inc. Class A	1,541	121
*	Stoneridge Inc.	4,093	121
	Oxford Industries Inc.	1,512	120
	Marcus Corp.	2,712	115
	La-Z-Boy Inc.	3,296	113
	Tower International Inc.	4,292	110
	Yum! Brands Inc.	1,153	109
	Buckle Inc.	5,596	107
*	Vera Bradley Inc.	11,038	105
*	Regis Corp.	5,708	103
*	Ulta Beauty Inc.	324	101
	Cato Corp. Class A	5,969	94
*	Helen of Troy Ltd.	821	92
*	Sally Beauty Holdings Inc.	4,616	83
	HealthStream Inc.	2,901	81
	Ralph Lauren Corp. Class A	617	77
	International Speedway Corp. Class A	1,633	71
	Acushnet Holdings Corp.	2,804	70
	Tractor Supply Co.	723	69
	Lear Corp.	453	69
	Gap Inc.	2,572	65
	Foot Locker Inc.	1,039	62
	Chico’s FAS Inc.	10,228	60
	Williams-Sonoma Inc.	1,011	59
	National Presto Industries Inc.	507	57
	American Eagle Outfitters Inc.	2,693	55
	Nordstrom Inc.	1,159	55
*	AutoZone Inc.	58	54
*	Zumiez Inc.	2,186	54
	Johnson Outdoors Inc. Class A	784	51

	Standard Motor Products Inc.	1,037	51
*	Cracker Barrel Old Country Store Inc.	313	51
	Citi Trends Inc.	2,240	48
	Texas Roadhouse Inc. Class A	741	47
*	TripAdvisor Inc.	865	46
	DSW Inc. Class A	1,545	46
*	Adtalem Global Education Inc.	940	45
	Autoliv Inc.	548	45
*	Hibbett Sports Inc.	2,379	44
*	1-800-Flowers.com Inc. Class A	2,463	44
	Gannett Co. Inc.	3,729	44
	Ruth’s Hospitality Group Inc.	1,665	42
	Gentex Corp.	2,058	42
	Caleres Inc.	1,317	41
	Aaron’s Inc.	736	40
*	K12 Inc.	1,233	40
	Garmin Ltd.	469	39
*	Urban Outfitters Inc.	1,230	38
	Abercrombie & Fitch Co.	1,724	38
	Penske Automotive Group Inc.	848	38
	Macy’s Inc.	1,471	36
	Haverty Furniture Cos. Inc.	1,483	36
	AMC Entertainment Holdings Inc. Class A	2,475	35
*	Discovery Communications Inc. Class A	1,194	35
	Viacom Inc. Class B	1,176	34
	Bed Bath & Beyond Inc.	2,037	34
	Dick’s Sporting Goods Inc.	855	33
	Cooper Tire & Rubber Co.	1,006	32
	Shoe Carnival Inc.	837	32
*	MarineMax Inc.	1,571	31
*	Habit Restaurants Inc. Class A	2,670	30
*	MSG Networks Inc.	1,235	30
*	Genesco Inc.	612	30
	New Media Investment Group Inc.	2,212	29
	Tilly’s Inc. Class A	2,396	29
	Extended Stay America Inc.	1,570	29
*	WideOpenWest Inc.	3,468	29
	National CineMedia Inc.	3,622	28
*	Express Inc.	5,227	27
	Expedia Group Inc.	207	26
*	AutoNation Inc.	720	25
*	Burlington Stores Inc.	146	25
	Cinemark Holdings Inc.	654	25
	John Wiley & Sons Inc. Class A	466	24
	Scholastic Corp.	567	24
	Guess? Inc.	1,044	23
	BJ’s Restaurants Inc.	482	23
*	Malibu Boats Inc. Class A	482	22
*	Cooper-Standard Holdings Inc.	359	22
*	American Public Education Inc.	667	22
	H&R Block Inc.	879	21
*	Murphy USA Inc.	266	21
*	Crocs Inc.	784	20
	Ethan Allen Interiors Inc.	987	20
*	Rent-A-Center Inc.	1,059	20
	Thor Industries Inc.	296	19
	Dave & Buster’s Entertainment Inc.	368	19

*	Gray Television Inc.	838	18
*	America’s Car-Mart Inc.	220	18
*	Red Robin Gourmet Burgers Inc.	528	16
*	Sleep Number Corp.	367	16
	CBS Corp. Class B	316	16
	Shutterstock Inc.	328	15
	Omnicom Group Inc.	190	14
	Genuine Parts Co.	132	14
*	Henry Schein Inc.	240	14
	Cheesecake Factory Inc.	288	14
	Callaway Golf Co.	785	14
*	Rosetta Stone Inc.	833	13
*	El Pollo Loco Holdings Inc.	878	13
*	Monarch Casino & Resort Inc.	295	13
	Movado Group Inc.	357	13
	Cable One Inc.	13	12
	Hooker Furniture Corp.	379	12
*	Liberty Expedia Holdings Inc. Class A	255	11
	Inter Parfums Inc.	150	11
*	Cavco Industries Inc.	78	11
	Sonic Automotive Inc. Class A	704	11
	Tenneco Inc. Class A	304	11
	Steven Madden Ltd.	312	10
*	Potbelly Corp.	1,047	9
	Monro Inc.	106	8
	Best Buy Co. Inc.	114	8
	GameStop Corp. Class A	637	7
*	Nautilus Inc.	1,120	7
*	Chuy’s Holdings Inc.	325	7
	Wingstop Inc.	107	7
			8,888
Consumer Staples (5.9%)
	Walgreens Boots Alliance Inc.	4,081	291
	Procter & Gamble Co.	2,757	272
	Keurig Dr Pepper Inc.	8,531	215
	Weis Markets Inc.	2,768	139
	John B Sanfilippo & Son Inc.	1,502	104
*	USANA Health Sciences Inc.	1,035	102
	Lancaster Colony Corp.	621	97
*	Freshpet Inc.	2,165	89
	Coca-Cola European Partners plc	1,699	80
	Flowers Foods Inc.	2,760	56
	Tootsie Roll Industries Inc.	1,512	56
	Kroger Co.	1,771	52
	Kimberly-Clark Corp.	425	50
	Casey’s General Stores Inc.	332	45
	Core-Mark Holding Co. Inc.	1,407	44
	Universal Corp.	739	44
	Church & Dwight Co. Inc.	646	43
*	US Foods Holding Corp.	1,197	42
	Medifast Inc.	324	41
*	Boston Beer Co. Inc. Class A	126	39
	Ingles Markets Inc. Class A	1,264	39
	Lamb Weston Holdings Inc.	534	37
	Cal-Maine Foods Inc.	724	32
	Ingredion Inc.	343	32
*	Performance Food Group Co.	355	14

*	Sprouts Farmers Market Inc.	553	13
	Hormel Foods Corp.	293	13
*	Herbalife Nutrition Ltd.	226	13
*	Chefs’ Warehouse Inc.	391	13
	Archer-Daniels-Midland Co.	293	12
	J&J Snack Foods Corp.	76	12
	Nu Skin Enterprises Inc. Class A	172	10
	Coca-Cola Consolidated Inc.	32	8
			2,149
Energy (5.7%)
	Chevron Corp.	3,672	439
	ConocoPhillips	5,390	366
	Exxon Mobil Corp.	3,143	248
*	Renewable Energy Group Inc.	5,945	158
*	ProPetro Holding Corp.	5,981	119
	Arch Coal Inc. Class A	1,049	98
	Mammoth Energy Services Inc.	3,837	88
*	Matrix Service Co.	3,875	81
	Warrior Met Coal Inc.	2,499	73
	Occidental Petroleum Corp.	858	57
	Valvoline Inc.	2,808	53
	Marathon Oil Corp.	2,875	48
	Peabody Energy Corp.	1,532	47
	HollyFrontier Corp.	857	44
	PBF Energy Inc. Class A	1,303	40
*	CONSOL Energy Inc.	833	32
	Delek US Holdings Inc.	858	30
*	W&T Offshore Inc.	2,669	14
	World Fuel Services Corp.	382	10
*	Unit Corp.	618	10
*	REX American Resources Corp.	99	8
			2,063
Financial Services (24.0%)
	Bank of America Corp.	13,143	382
	SunTrust Banks Inc.	5,476	355
	JPMorgan Chase & Co.	3,160	330
	Aflac Inc.	5,760	283
	Visa Inc. Class A	1,850	274
	US Bancorp	4,641	240
	Wells Fargo & Co.	4,517	225
*	PayPal Holdings Inc.	2,294	225
	MetLife Inc.	4,104	185
	Progressive Corp.	2,452	179
	BB&T Corp.	3,449	176
	Medical Properties Trust Inc.	8,869	162
	Bank of New York Mellon Corp.	2,638	138
	First BanCorp	11,841	136
	Universal Insurance Holdings Inc.	3,174	124
	Walker & Dunlop Inc.	2,182	122
	Primerica Inc.	958	120
	Prosperity Bancshares Inc.	1,513	113
	Janus Henderson Group plc	4,509	110
	Allstate Corp.	1,139	108
	American National Insurance Co.	713	105
	Hanover Insurance Group Inc.	879	104
	CIT Group Inc.	2,030	103

	Travelers Cos. Inc.	768	102
	First Interstate BancSystem Inc. Class A	2,439	102
	Synchrony Financial	3,064	100
	Mastercard Inc. Class A	444	100
	Zions Bancorp NA	1,947	99
	PNC Financial Services Group Inc.	770	97
	Northwest Bancshares Inc.	5,120	95
	Intercontinental Exchange Inc.	1,203	93
	NBT Bancorp Inc.	2,400	93
	LegacyTexas Financial Group Inc.	2,184	91
	CorEnergy Infrastructure Trust Inc.	2,482	90
	National General Holdings Corp.	3,442	89
	M&T Bank Corp.	510	88
	Central Pacific Financial Corp.	2,890	84
	Aon plc	480	82
	East West Bancorp Inc.	1,408	77
	Discover Financial Services	1,055	76
	International Bancshares Corp.	1,814	74
	BancorpSouth Bank	2,252	73
	Trustmark Corp.	2,035	72
	Great Western Bancorp Inc.	1,910	72
	Hanmi Financial Corp.	3,040	70
	Enterprise Financial Services Corp.	1,451	66
	Capital One Financial Corp.	728	61
	Regions Financial Corp.	3,709	61
	Commerce Bancshares Inc.	960	60
	Cullen/Frost Bankers Inc.	577	60
	American Express Co.	545	59
	FirstCash Inc.	658	58
	City Holding Co.	714	57
	Ally Financial Inc.	1,907	52
	Webster Financial Corp.	894	51
*	HomeStreet Inc.	1,821	51
	S&T Bancorp Inc.	1,210	50
*	TriState Capital Holdings Inc.	2,213	50
*	Axos Financial Inc.	1,550	50
*	Eagle Bancorp Inc.	829	49
	Umpqua Holdings Corp.	2,696	49
	WesBanco Inc.	1,138	48
	Erie Indemnity Co. Class A	262	47
	Huntington Bancshares Inc.	3,154	45
	WR Berkley Corp.	529	44
	National Health Investors Inc.	544	42
	Northern Trust Corp.	449	42
	Spirit Realty Capital Inc.	1,073	41
	KeyCorp	2,292	40
	BancFirst Corp.	696	39
	Torchmark Corp.	472	39
	Federal Agricultural Mortgage Corp.	461	38
*	Ambac Financial Group Inc.	1,876	37
	Washington Federal Inc.	1,157	35
	T. Rowe Price Group Inc.	348	35
	Reinsurance Group of America Inc. Class A	241	35
	Comerica Inc.	385	34
	Principal Financial Group Inc.	628	33
	Cass Information Systems Inc.	625	33
	EPR Properties	432	32

	Ameriprise Financial Inc.	241	32
	BankUnited Inc.	865	32
	Fifth Third Bancorp	1,132	31
	Lincoln National Corp.	490	31
	Citizens Financial Group Inc.	825	30
	LPL Financial Holdings Inc.	401	30
	CNA Financial Corp.	699	30
	Assured Guaranty Ltd.	700	29
	First Citizens BancShares Inc. Class A	64	28
	First Hawaiian Inc.	935	25
	American Assets Trust Inc.	571	25
	TFS Financial Corp.	1,426	24
	CoreCivic Inc.	1,130	24
*	UMB Financial Corp.	339	23
	GEO Group Inc.	1,024	23
	National Western Life Group Inc. Class A	75	23
	LTC Properties Inc.	511	23
	Lakeland Financial Corp.	467	23
*	Western Alliance Bancorp	474	22
	Lakeland Bancorp Inc.	1,306	22
*	Credit Acceptance Corp.	49	22
	Wintrust Financial Corp.	279	21
	Popular Inc.	340	19
	Nelnet Inc. Class A	339	19
	Bank of NT Butterfield & Son Ltd.	430	18
	Bank of Hawaii Corp.	207	17
	E*TRADE Financial Corp.	344	17
	OFG Bancorp	798	17
	HCI Group Inc.	353	16
	Cathay General Bancorp	410	16
	Peapack Gladstone Financial Corp.	522	15
	Fulton Financial Corp.	810	14
	Loews Corp.	292	14
	Preferred Bank	270	14
	Everest Re Group Ltd.	60	14
	Unum Group	353	13
	Raymond James Financial Inc.	157	13
	Hope Bancorp Inc.	775	11
	Kinsale Capital Group Inc.	156	10
	FNB Corp.	831	10
	Provident Financial Services Inc.	346	10
	TrustCo Bank Corp. NY	1,111	9
	Waddell & Reed Financial Inc. Class A	501	9
	Argo Group International Holdings Ltd.	129	9
	1st Source Corp.	181	9
	EVERTEC Inc.	291	8
	Safety Insurance Group Inc.	87	8
	First Bancorp	194	8
	Independent Bank Corp.	89	8
	iStar Inc.	812	7
			8,766
Health Care (9.9%)
	HCA Healthcare Inc.	2,466	343
*	Pfizer Inc.	6,300	273
	Merck & Co. Inc.	3,270	266
	Allergan plc	1,714	236
*	Biogen Inc.	469	154

	Amgen Inc.	794	151
*	Medpace Holdings Inc.	2,697	148
	Eli Lilly & Co.	1,126	142
	US Physical Therapy Inc.	1,141	126
*	Cigna Corp.	713	124
	UnitedHealth Group Inc.	486	118
	Universal Health Services Inc. Class B	843	117
*	Triple-S Management Corp. Class B	3,763	96
*	Haemonetics Corp.	991	86
	Johnson & Johnson	626	85
	Medtronic plc	880	80
*	Veeva Systems Inc. Class A	634	75
*	Edwards Lifesciences Corp.	388	66
*	Intuitive Surgical Inc.	118	65
*	NextGen Healthcare Inc.	3,686	64
*	Jazz Pharmaceuticals plc	460	64
*	Centene Corp.	914	56
	CONMED Corp.	615	47
*	LivaNova plc	421	39
*	Premier Inc. Class A	934	34
*	Laboratory Corp. of America Holdings	228	34
*	Mallinckrodt plc	1,267	32
	Encompass Health Corp.	499	31
	Ensign Group Inc.	547	27
*	Innoviva Inc.	1,652	26
*	Surmodics Inc.	422	25
	Atrion Corp.	31	24
	National HealthCare Corp.	299	24
	STERIS plc	190	23
*	Amedisys Inc.	163	20
	Patterson Cos. Inc.	827	19
*	ICU Medical Inc.	75	18
*	Omnicell Inc.	200	17
*	Integer Holdings Corp.	184	17
*	Amphastar Pharmaceuticals Inc.	626	16
	Meridian Bioscience Inc.	878	15
	West Pharmaceutical Services Inc.	137	14
	Luminex Corp.	540	14
*	AngioDynamics Inc.	607	14
	Cardinal Health Inc.	246	13
*	Glaukos Corp.	178	13
*	Genomic Health Inc.	164	12
*	Syneos Health Inc.	286	12
*	Align Technology Inc.	46	12
*	Emergent BioSolutions Inc.	201	12
*	HMS Holdings Corp.	336	12
*	NuVasive Inc.	179	10
*	Tivity Health Inc.	471	10
	Hill-Rom Holdings Inc.	81	9
*	Inogen Inc.	79	8
*	Tabula Rasa HealthCare Inc.	137	8
*	AMN Healthcare Services Inc.	144	7
*	AtriCure Inc.	221	7
*	Cerner Corp.	123	7
			3,617
Materials & Processing (2.7%)
	Sonoco Products Co.	2,797	162

	Air Products & Chemicals Inc.	724	131
	Apogee Enterprises Inc.	2,633	94
	Greif Inc. Class A	1,650	66
*	Verso Corp.	2,298	45
	Armstrong World Industries Inc.	584	43
	Materion Corp.	736	43
	Carpenter Technology Corp.	870	41
	Louisiana-Pacific Corp.	1,377	35
	Simpson Manufacturing Co. Inc.	508	30
	Mosaic Co.	897	28
	Boise Cascade Co.	954	27
	Cleveland-Cliffs Inc.	2,279	25
	Westlake Chemical Corp.	353	25
	Stepan Co.	255	24
	Quanex Building Products Corp.	1,355	23
*	Continental Building Products Inc.	642	19
	Belden Inc.	289	18
*	BMC Stock Holdings Inc.	844	16
	Advanced Drainage Systems Inc.	632	16
	Reliance Steel & Aluminum Co.	168	15
	Ingersoll-Rand plc	138	15
	Lennox International Inc.	56	14
	Schnitzer Steel Industries Inc.	506	12
	Domtar Corp.	241	12
	Comfort Systems USA Inc.	191	10
	Cabot Microelectronics Corp.	84	9
			998
Other (0.2%)
*	Check Point Software Technologies Ltd.	462	57

Producer Durables (10.8%)
	Southwest Airlines Co.	6,007	337
	Eaton Corp. plc	2,565	205
	Textron Inc.	3,033	165
*	FTI Consulting Inc.	1,785	132
	ICF International Inc.	1,411	107
	MSC Industrial Direct Co. Inc. Class A	1,248	105
*	Teledyne Technologies Inc.	396	93
	Snap-on Inc.	561	90
	Kaman Corp.	1,454	90
*	Zebra Technologies Corp.	443	89
*	TriNet Group Inc.	1,344	82
	Dover Corp.	906	82
	Huntington Ingalls Industries Inc.	380	80
	Korn Ferry	1,599	78
	Republic Services Inc. Class A	942	74
	Schneider National Inc. Class B	3,374	74
	Quanta Services Inc.	2,003	71
	IDEX Corp.	495	71
*	TrueBlue Inc.	3,087	71
	CRA International Inc.	1,354	68
*	JetBlue Airways Corp.	3,981	66
	Marten Transport Ltd.	3,353	63
*	CSW Industrials Inc.	1,001	57
	Xerox Corp.	1,813	56
	HNI Corp.	1,379	53
*	Hub Group Inc. Class A	1,213	52

	Steelcase Inc. Class A	2,895	51
	Pentair plc	1,171	50
	McGrath RentCorp	776	46
	Norfolk Southern Corp.	232	42
	AGCO Corp.	612	41
	Federal Signal Corp.	1,674	41
	MAXIMUS Inc.	582	41
*	Conduent Inc.	2,564	37
	Kforce Inc.	1,003	37
*	Blue Bird Corp.	1,952	36
	Columbus McKinnon Corp.	873	33
	Delta Air Lines Inc.	646	32
	Matson Inc.	855	31
*	Casella Waste Systems Inc. Class A	855	30
	Old Dominion Freight Line Inc.	200	30
*	MYR Group Inc.	896	30
*	SP Plus Corp.	827	28
	Werner Enterprises Inc.	789	27
*	CBIZ Inc.	1,314	27
*	Covenant Transportation Group Inc. Class A	1,169	27
	Kelly Services Inc. Class A	1,085	26
	UniFirst Corp.	180	26
	Herman Miller Inc.	702	26
	Insperity Inc.	202	26
*	Darling Ingredients Inc.	1,155	25
	Kadant Inc.	289	25
	Tetra Tech Inc.	401	24
	Hillenbrand Inc.	542	24
	Forward Air Corp.	371	24
*	Sykes Enterprises Inc.	753	22
*	Vishay Precision Group Inc.	632	22
	US Ecology Inc.	379	22
*	Echo Global Logistics Inc.	895	22
*	Spirit Airlines Inc.	382	22
*	WageWorks Inc.	644	21
	MSA Safety Inc.	202	21
	Navigant Consulting Inc.	993	20
	Heidrick & Struggles International Inc.	473	20
*	TriMas Corp.	612	20
	Heartland Express Inc.	925	19
*	Saia Inc.	278	18
	Robert Half International Inc.	266	18
	Encore Wire Corp.	267	16
	Expeditors International of Washington Inc.	205	15
	ITT Inc.	264	15
	Wabash National Corp.	971	14
	Mesa Laboratories Inc.	62	14
	ACCO Brands Corp.	1,486	14
	Raven Industries Inc.	346	14
	National Instruments Corp.	281	13
*	Electronics For Imaging Inc.	471	13
*	NV5 Global Inc.	147	12
*	WESCO International Inc.	206	11
	Rollins Inc.	267	11
	FLIR Systems Inc.	204	11
	Systemax Inc.	485	10
*	Aegion Corp. Class A	564	10

	Knoll Inc.	399	8
*	Proto Labs Inc.	68	8
	Triton International Ltd.	206	7
			3,937
Technology (8.3%)
	Intel Corp.	6,765	358
	HP Inc.	16,029	316
*	Fabrinet	3,196	187
	Cognizant Technology Solutions Corp. Class A	2,057	146
*	F5 Networks Inc.	807	136
*	Qorvo Inc.	1,783	125
	Jabil Inc.	4,110	117
*	Diodes Inc.	2,787	112
*	Insight Enterprises Inc.	1,964	110
	Texas Instruments Inc.	913	97
*	Fortinet Inc.	1,112	97
*	Adobe Inc.	340	89
*	Akamai Technologies Inc.	1,245	87
*	Nanometrics Inc.	2,886	82
	VMware Inc. Class A	461	79
*	SPS Commerce Inc.	720	77
*	Alphabet Inc. Class A	64	72
	Apple Inc.	345	60
	Intuit Inc.	217	54
	Hewlett Packard Enterprise Co.	3,206	53
*	Perficient Inc.	1,830	52
*	Dell Technologies Inc.	689	39
*	Calix Inc.	4,644	38
	Amdocs Ltd.	635	35
*	ScanSource Inc.	933	35
	ManTech International Corp. Class A	613	33
*	Photronics Inc.	3,171	31
*	Workiva Inc.	562	28
*	Unisys Corp.	1,998	27
	Cohu Inc.	1,497	27
	Citrix Systems Inc.	242	26
	Avnet Inc.	558	24
*	Yext Inc.	1,243	23
*	Tech Data Corp.	167	17
	Comtech Telecommunications Corp.	618	16
	TiVo Corp.	1,527	15
*	LivePerson Inc.	542	15
*	Benefitfocus Inc.	288	14
*	Anixter International Inc.	225	13
*	ePlus Inc.	142	13
	Dolby Laboratories Inc. Class A	154	10
*	NETGEAR Inc.	277	10
*	Qualys Inc.	118	10
*	Avaya Holdings Corp.	621	10
	DXC Technology Co.	143	9
	Cypress Semiconductor Corp.	548	8
	Skyworks Solutions Inc.	103	8
*	Covetrus Inc.	96	3
			3,043
Utilities (6.6%)
	Exelon Corp.	9,222	448

*		T-Mobile US Inc.	3,924	283
		Verizon Communications Inc.	3,490	199
		Hawaiian Electric Industries Inc.	4,747	182
		Avangrid Inc.	3,220	156
		Duke Energy Corp.	1,470	132
		OGE Energy Corp.	2,367	101
		Portland General Electric Co.	1,992	100
		IDACORP Inc.	997	98
*		United States Cellular Corp.	1,934	90
		ONE Gas Inc.	943	81
		ALLETE Inc.	923	75
		Unitil Corp.	1,000	55
		NorthWestern Corp.	730	50
		WEC Energy Group Inc.	585	45
		Otter Tail Corp.	865	43
		Ameren Corp.	604	43
		CenturyLink Inc.	2,505	33
		Black Hills Corp.	384	27
		Spire Inc.	328	26
		Telephone & Data Systems Inc.	712	23
		Shenandoah Telecommunications Co.	513	23
		ATN International Inc.	377	21
		MGE Energy Inc.	318	20
		Consolidated Communications Holdings Inc.	2,029	20
		Eversource Energy	200	14
		Middlesex Water Co.	210	12
*		Boingo Wireless Inc.	474	11
		j2 Global Inc.	117	10
				2,421
Total Common Stocks (Cost $35,108)				35,939
		Coupon
Temporary Cash Investment (1.0%)[1]
Money Market Fund (1.0%)
2	Vanguard Market Liquidity Fund (Cost $370)	2.563%	3,696	369
Total Investments (99.4%) (Cost $35,478)				36,308
Other Assets and Liabilities-Net (0.6%)[3]				227
Net Assets (100%)				36,535

*	Non-income-producing security.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.6% and -0.2%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Cash of $40,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	2	278	12
E-mini Russell 2000 Index	March 2019	2	158	15
				27

U.S. Multifactor Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 28, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 19, 2019

VANGUARD WELLINGTON FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.